UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 10 series of Wells Fargo Funds Trust have a January 31 fiscal year end:

Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund.

The following 11 series of Wells Fargo Funds Trust have a July 31 fiscal year end:

Wells Fargo Advantage Alternative Strategies Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund.

Date of reporting period: April 30, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Treasury Debt : 95.04%
U.S. Treasury Bill (z)		0.01%	5-28-2015	$721,100,000	$721,092,397
U.S. Treasury Bill (z)		0.01	5-21-2015	572,490,000	572,485,330
U.S. Treasury Bill (z)		0.02	6-4-2015	300,000,000	299,995,042
U.S. Treasury Bill (z)		0.02	6-11-2015	360,710,000	360,702,663
U.S. Treasury Bill (z)		0.02	5-7-2015	318,190,000	318,189,043
U.S. Treasury Bill (z)		0.02	7-16-2015	600,000,000	599,973,400
U.S. Treasury Bill (z)		0.02	7-9-2015	650,000,000	649,973,502
U.S. Treasury Bill (z)		0.02	5-14-2015	600,000,000	599,994,854
U.S. Treasury Bill (z)		0.02	6-25-2015	670,000,000	669,975,296
U.S. Treasury Bill (z)		0.03	7-23-2015	650,000,000	649,962,534
U.S. Treasury Bill (z)		0.03	7-30-2015	600,000,000	599,962,500
U.S. Treasury Bill (z)		0.04	6-18-2015	1,000,000,000	999,951,467
U.S. Treasury Bill (z)		0.04	7-2-2015	700,000,000	699,955,739
U.S. Treasury Note ±		0.07	1-31-2016	130,000,000	129,977,843
U.S. Treasury Note ±		0.08	10-31-2016	200,000,000	199,860,661
U.S. Treasury Note ±		0.09	4-30-2016	130,000,000	130,000,457
U.S. Treasury Note ±		0.10	7-31-2016	70,000,000	70,004,440
U.S. Treasury Note		0.25	5-15-2015	130,000,000	130,007,999
U.S. Treasury Note		0.25	5-31-2015	115,000,000	115,014,971
U.S. Treasury Note		0.25	7-15-2015	120,000,000	120,044,841
U.S. Treasury Note		0.25	7-31-2015	40,000,000	40,018,054
U.S. Treasury Note		0.25	9-15-2015	50,000,000	50,031,299
U.S. Treasury Note		0.25	10-15-2015	60,000,000	60,023,252
U.S. Treasury Note		0.25	10-31-2015	40,000,000	40,012,918
U.S. Treasury Note		0.38	6-15-2015	230,300,000	230,384,798
U.S. Treasury Note		1.75	7-31-2015	160,000,000	160,665,428
U.S. Treasury Note		1.88	6-30-2015	10,000,000	10,029,900
U.S. Treasury Note		2.13	5-31-2015	200,000,000	200,342,603
U.S. Treasury Note		2.13	12-31-2015	10,000,000	10,121,880
U.S. Treasury Note		4.25	8-15-2015	220,000,000	222,671,950

Total Treasury Debt (Cost $9,661,427,061)					9,661,427,061

Total investments in securities (Cost $9,661,427,061)*	95.04%				9,661,427,061

Other assets and liabilities, net	4.96				504,169,425

Total net assets	100.00%				$10,165,596,486

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

1

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 100.05%

California : 100.05%

Other Municipal Debt : 18.61%

California RAN Series 2014-15 (Tobacco Revenue)	1.50%	6-22-2015	$30,000,000	$30,059,257
California State University Series A (Education Revenue, Ambac Insured) §	5.00	11-1-2020	9,315,000	9,315,000
East Bay CA Regional Park District Election 2008 Series A (GO)	1.00	9-1-2015	7,435,000	7,457,355
Foothill-De Anza Community College District Election 1999 Series C (GO, National Insured) §	5.00	8-1-2036	15,000,000	15,183,637
Los Angeles CA Series B (Miscellaneous Revenue)	0.05	5-12-2015	15,000,000	15,000,000
Los Angeles CA Series B (Miscellaneous Revenue)	0.05	5-13-2015	15,000,000	15,000,000
Los Angeles CA Unified School District Series E (GO, Ambac Insured)	5.00	7-1-2015	6,000,000	6,049,269
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	27,535,000	27,598,168
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	10,295,000	10,316,881
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	15,000,000	15,034,096
Sacramento CA Municipal Utility District Series C (Utilities Revenue)	5.00	8-15-2015	1,110,000	1,125,640
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.05	5-7-2015	10,000,000	10,000,000
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.06	6-18-2015	6,250,000	6,250,000
San Francisco CA Clean & Safe Neighborhood Parks Series A (GO)	5.00	6-15-2015	3,790,000	3,813,106
San Francisco CA Series 3 (Tax Revenue)	0.06	6-17-2015	12,500,000	12,500,000
San Francisco CA Series 3 (Tax Revenue)	0.06	6-17-2015	6,050,000	6,050,000

				190,752,409

Variable Rate Demand Notes ø: 81.44%

ABAG California Finance Authority for Nonprofit Corporation Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	6-15-2030	2,445,000	2,445,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.12	9-1-2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.12	4-1-2035	2,185,000	2,185,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.12	4-1-2036	6,095,000	6,095,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.12	5-15-2035	1,480,000	1,480,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.22	9-15-2032	7,975,000	7,975,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.12	2-1-2021	5,520,000	5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.16	10-1-2020	25,330,000	25,330,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC LIQ)	0.12	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.13	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2040	25,610,000	25,610,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.11	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.10	11-1-2040	6,620,000	6,620,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.11	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.12	8-15-2032	12,825,000	12,825,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.12%	6-1-2036	$940,000	$940,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	11-15-2035	3,605,000	3,605,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.11	11-1-2033	7,665,000	7,665,000
California GO Deutsche Bank SPEAR/LIFER Trust Series DBE-1364 (GO, Deutsche Bank LIQ) 144A	0.26	5-1-2044	22,895,000	22,895,000
California GO Kindergarten Series A2 (GO, State Street Bank & Trust Company LOC)	0.11	5-1-2034	600,000	600,000
California GO Kindergarten Series B1 (GO, Citibank NA LOC)	0.12	5-1-2034	5,500,000	5,500,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.12	3-1-2047	2,000,000	2,000,000
California HFFA Memorial Health Services Series A (Health Revenue)	0.11	10-1-2043	7,265,000	7,265,000
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	8-15-2031	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.12	12-1-2035	1,220,000	1,220,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.13	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.11	12-1-2040	14,705,000	14,705,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	1-1-2037	2,035,000	2,035,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.13	7-1-2024	24,375,000	24,375,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Industrial Development Revenue)	0.12	11-1-2035	26,030,000	26,030,000
California Municipal Finance Authority Exxon Mobil Project (Industrial Development Revenue)	0.14	12-1-2029	3,000,000	3,000,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.14	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.11	8-1-2037	19,925,000	19,925,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.13	12-1-2042	4,500,000	4,500,000
California PCFA Exempt Facilities Revenue Exxon Mobil Project (Industrial Development Revenue)	0.14	12-1-2029	6,100,000	6,100,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.16	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.12	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.16	11-1-2017	2,900,000	2,900,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.17	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.18	11-1-2032	8,000,000	8,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.18	1-1-2038	2,770,000	2,770,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.12	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	5-15-2036	4,000,000	4,000,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.19	5-1-2030	4,775,000	4,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.23	11-1-2033	3,000,000	3,000,000

2

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.12%	11-1-2035	$4,825,000	$4,825,000
California University System Series A Citigroup Eagle Trust Series 30 Class A (Education Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144A	0.12	11-1-2035	6,500,000	6,500,000
Clipper Tax Exempt Certificate Trust Series 4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.12	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	2-1-2023	11,000,000	11,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.26	8-1-2047	10,230,000	10,230,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1189 (Education Revenue, Deutsche Bank LIQ) 144A	0.26	5-15-2036	7,500,000	7,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1368 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.21	3-1-2037	10,000,000	10,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.22	12-1-2030	11,660,000	11,660,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.26	8-1-2031	9,795,000	9,795,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.20	6-1-2022	4,985,000	4,985,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.23	6-1-2045	10,033,333	10,033,333
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.23	6-1-2045	21,290,000	21,290,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.12	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Assessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.13	9-2-2029	5,313,000	5,313,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.13	9-2-2023	21,200,000	21,200,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.14	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.14	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	5-15-2021	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4475Z (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	8-1-2022	3,060,000	3,060,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4490Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	5-15-2021	1,400,000	1,400,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4491Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	5-15-2021	500,000	500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4496Z (GO, JPMorgan Chase & Company LIQ) 144A	0.21	8-1-2022	2,415,000	2,415,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.11	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.11	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	12-15-2034	6,290,000	6,290,000
Los Angeles CA DW&P Series B Citigroup ROC Series 14087 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.12	7-1-2020	6,175,000	6,175,000
Los Angeles CA DW&P Series D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-85 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.11	7-1-2022	4,000,000	4,000,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.14	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.15	7-1-2027	3,540,000	3,540,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0103 (Airport Revenue) 144A	0.17	12-1-2015	4,805,000	4,805,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.14	8-15-2030	4,300,000	4,300,000

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.14%	10-1-2042	$10,075,000	$10,075,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.14	1-1-2031	26,405,000	26,405,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.13	7-1-2032	10,000,000	10,000,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.13	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.13	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.11	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.15	12-1-2022	15,600,000	15,600,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.11	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.15	3-1-2026	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.11	8-1-2019	11,000,000	11,000,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.12	4-1-2038	4,700,000	4,700,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.12	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.12	11-1-2039	5,990,000	5,990,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.15	12-1-2033	1,125,000	1,125,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.15	12-1-2033	10,540,000	10,540,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.14	11-1-2033	6,625,000	6,625,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.13	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.12	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.12	9-1-2038	11,500,000	11,500,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.16	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	9-1-2036	2,110,000	2,110,000
Santa Clara Valley CA Transportation Authority 2000 Measure A (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.11	4-1-2036	15,000,000	15,000,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.14	7-1-2033	2,245,000	2,245,000

				834,911,333

Total Municipal Obligations (Cost $1,025,663,742)				1,025,663,742

Other : 1.93%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ ) ±§144A	0.19	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ ) ±§144A	0.18	8-1-2040	9,000,000	9,000,000

4

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Other (continued)
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ ) ±§144A		0.18	8-1-2040	$7,800,000	$7,800,000

Total Other (Cost $19,800,000)					19,800,000

Total investments in securities (Cost $1,045,463,742)*	101.98%				1,045,463,742

Other assets and liabilities, net	(1.98)				(20,278,863)

Total net assets	100.00%				$1,025,184,879

§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DWR	Department of Water Resources
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes

5

Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 33.69%
Abbey National Treasury Services plc	0.08%	5-1-2015	$61,000,000	$61,000,000
Agricultural Bank of China ±§	0.41	5-5-2015	45,000,000	45,000,000
Banco del Estado de Chile	0.23	6-9-2015	40,000,000	40,000,000
Banco del Estado de Chile ±	0.30	5-5-2015	35,000,000	35,000,000
Bank of Montreal ±	0.27	10-19-2015	81,000,000	81,000,000
Bank of New York	0.09	5-1-2015	127,000,000	127,000,000
Bank of Nova Scotia ±	0.28	6-29-2015	60,000,000	60,000,000
Bank of Nova Scotia ±	0.29	11-25-2015	90,000,000	90,000,000
Bank of Nova Scotia ±	0.41	9-28-2015	4,000,000	4,002,194
Bank of Nova Scotia ±	0.53	10-23-2015	4,000,000	4,004,671
Cooperatieve Centrale	0.27	11-4-2015	45,000,000	45,000,000
Credit Agricole SA	0.07	5-1-2015	178,000,000	178,000,000
Credit Industriel et Commercial (New York)	0.07	5-1-2015	144,000,000	144,000,000
Credit Suisse (New York) ±	0.53	8-26-2015	10,000,000	10,002,959
DG Bank (New York)	0.20	7-8-2015	18,000,000	17,998,640
DNB Nor Bank ASA	0.06	5-1-2015	130,000,000	130,000,000
DNB Nor Bank ASA	0.22	6-9-2015	10,000,000	10,000,216
HSBC Bank plc	0.19	6-5-2015	10,000,000	10,000,000
HSBC Bank plc ±	0.28	9-2-2015	30,000,000	30,000,000
HSBC Bank plc	0.32	6-26-2015	45,000,000	45,002,091
HSBC Bank plc	0.32	6-29-2015	77,000,000	77,003,769
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	13,000,000	13,000,043
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-12-2015	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.25	6-19-2015	57,000,000	57,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-9-2015	20,000,000	20,000,000
Mizuho Bank Limited	0.24	5-5-2015	59,000,000	59,000,000
Mizuho Bank Limited	0.24	5-15-2015	25,000,000	25,000,000
Mizuho Bank Limited	0.25	5-21-2015	40,000,000	40,000,000
Mizuho Bank Limited	0.25	6-1-2015	40,000,000	40,000,000
Mizuho Bank Limited	0.26	5-15-2015	55,000,000	55,000,271
Mizuho Bank Limited	0.26	6-4-2015	50,000,000	50,000,000
National Bank of Canada (New York)	0.35	8-19-2015	50,000,000	50,000,000
National Bank of Kuwait	0.10	5-1-2015	160,000,000	160,000,000
Natixis Corporation	0.06	5-1-2015	171,075,000	171,075,000
Natixis Corporation ±	0.25	9-18-2015	85,000,000	85,000,000
Nordea Bank AB	0.06	5-1-2015	80,000,000	80,000,000
Norinchukin Bank	0.24	5-15-2015	60,000,000	60,000,000
Norinchukin Bank	0.24	6-17-2015	50,000,000	50,000,000
Norinchukin Bank	0.25	7-15-2015	30,000,000	30,000,000
Royal Bank of Canada ±	0.27	9-4-2015	65,000,000	65,000,000
Skandinaviska Enskilda Banken AG	0.06	5-1-2015	101,000,000	101,000,000
Skandinaviska Enskilda Banken AG	0.25	7-2-2015	45,000,000	45,000,000
Standard Chartered Bank	0.25	5-15-2015	50,000,000	50,000,000
Standard Chartered Bank	0.25	7-10-2015	50,000,000	50,000,000
Standard Chartered Bank	0.25	7-27-2015	35,000,000	35,000,000
Standard Chartered Bank	0.25	8-3-2015	40,000,000	40,000,000
Standard Chartered Bank	0.27	6-10-2015	35,000,000	35,000,000
Standard Chartered Bank	0.28	7-6-2015	25,000,000	25,000,000
Standard Chartered Bank	0.29	6-24-2015	35,000,000	34,984,786
Standard Chartered Bank	0.31	6-11-2015	15,000,000	15,000,509
State Street Bank & Trust Company ±	0.32	10-1-2015	45,000,000	45,000,000
State Street Bank & Trust Company ±	0.33	10-23-2015	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation	0.24	5-12-2015	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.25	7-9-2015	30,000,000	30,000,000
Sumitomo Trust & Banking Corporation	0.24	5-14-2015	45,000,000	45,000,000
Sumitomo Trust & Banking Corporation	0.24	5-7-2015	15,000,000	15,000,100
Sumitomo Trust & Banking Corporation	0.25	7-2-2015	65,000,000	65,000,000
Sumitomo Trust & Banking Corporation	0.25	7-7-2015	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.25	7-21-2015	45,000,000	45,000,000
Sumitomo Trust & Banking Corporation	0.29	6-19-2015	35,000,000	34,986,195
Svenska Handelsbanken	0.20	6-15-2015	10,000,000	9,999,999
Swedbank	0.06	5-1-2015	76,000,000	76,000,000
Swedbank	0.25	7-1-2015	95,000,000	95,000,000
Toronto-Dominion Bank ±	0.25	7-21-2015	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.25	6-16-2015	53,000,000	53,000,000
Toronto-Dominion Bank ±	0.27	11-6-2015	21,000,000	21,000,000
Toronto-Dominion Bank ±	0.27	11-9-2015	45,000,000	45,000,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Toronto-Dominion Bank ±	0.27%	11-18-2015	$30,000,000	$30,000,000
Toronto-Dominion Bank ±	0.28	4-1-2016	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.31	4-15-2016	30,000,000	30,000,000
Westpac Banking Corporation ±	0.28	11-3-2015	90,000,000	90,000,000

Total Certificates of Deposit (Cost $3,745,061,443)				3,745,061,443

Commercial Paper : 45.10%

Asset-Backed Commercial Paper : 22.90%

Alpine Securitization Corporation 144A(z)	0.20	5-4-2015	60,000,000	59,999,000
Alpine Securitization Corporation 144A(z)	0.22	5-11-2015	40,000,000	39,997,556
Alpine Securitization Corporation 144A(z)	0.25	5-1-2015	35,000,000	35,000,000
Anglesea Funding LLC 144A(z)	0.17	5-6-2015	25,000,000	24,999,410
Anglesea Funding LLC ±144A	0.31	7-20-2015	14,000,000	14,000,000
Anglesea Funding LLC ±144A	0.31	8-17-2015	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.31	8-27-2015	35,000,000	35,000,000
Anglesea Funding LLC ±144A	0.31	7-27-2015	35,000,000	35,000,000
Anglesea Funding LLC ±144A	0.31	7-6-2015	20,000,000	20,000,000
Antalis US Funding Corporation 144A(z)	0.26	5-12-2015	5,000,000	4,999,603
Antalis US Funding Corporation 144A(z)	0.26	6-5-2015	20,000,000	19,994,944
Aspen Funding Corporation 144A(z)	0.25	5-5-2015	45,000,000	44,998,750
Bedford Row Funding Corporation ±144A	0.28	9-2-2015	30,000,000	29,998,976
Bedford Row Funding Corporation ±144A	0.28	7-13-2015	16,000,000	16,000,000
Bedford Row Funding Corporation ±144A	0.28	9-16-2015	26,000,000	25,999,009
Bedford Row Funding Corporation ±144A	0.31	2-1-2016	27,000,000	27,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	5-11-2015	17,000,000	16,998,867
Bennington Stark Capital Company LLC ±144A	0.39	11-10-2015	28,000,000	27,997,763
Cedar Springs Capital Company 144A(z)	0.33	5-11-2015	22,000,000	21,997,983
Cedar Springs Capital Company 144A(z)	0.35	5-21-2015	17,000,000	16,996,694
Cedar Springs Capital Company 144A(z)	0.35	6-8-2015	9,677,000	9,673,425
Chesham Finance LLC 144A(z)	0.16	5-1-2015	13,000,000	13,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-8-2015	7,000,000	6,998,374
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-9-2015	23,000,000	22,994,518
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	11,000,000	10,988,404
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	20,000,000	19,978,917
Concord Minutemen Capital Company 144A(z)	0.23	5-11-2015	20,000,000	19,998,722
Concord Minutemen Capital Company 144A(z)	0.23	6-3-2015	10,000,000	9,997,892
Concord Minutemen Capital Company 144A(z)	0.23	6-22-2015	15,000,000	14,995,017
Concord Minutemen Capital Company 144A(z)	0.25	5-4-2015	35,000,000	34,999,263
Concord Minutemen Capital Company 144A(z)	0.27	5-7-2015	45,000,000	44,997,975
Concord Minutemen Capital Company 144A(z)	0.27	7-6-2015	30,000,000	29,985,150
Concord Minutemen Capital Company 144A(z)	0.29	7-9-2015	18,000,000	17,989,995
Crown Point Capital Company LLC 144A(z)	0.23	6-2-2015	35,000,000	34,992,844
Crown Point Capital Company LLC 144A(z)	0.23	6-3-2015	10,000,000	9,997,892
Crown Point Capital Company LLC 144A(z)	0.23	6-22-2015	27,000,000	26,991,030
Crown Point Capital Company LLC 144A(z)	0.26	5-4-2015	40,000,000	39,999,133
Crown Point Capital Company LLC 144A(z)	0.27	7-8-2015	15,000,000	14,992,350
Crown Point Capital Company LLC 144A(z)	0.29	7-2-2015	5,000,000	4,997,503
Crown Point Capital Company LLC 144A(z)	0.29	7-9-2015	23,000,000	22,987,216
Gotham Funding Corporation 144A(z)	0.19	5-1-2015	27,000,000	27,000,000
Gotham Funding Corporation 144A(z)	0.19	5-5-2015	9,000,000	8,999,810
Gotham Funding Corporation 144A(z)	0.19	5-7-2015	6,000,000	5,999,810
Gotham Funding Corporation 144A(z)	0.19	5-11-2015	4,000,000	3,999,789
Gotham Funding Corporation 144A(z)	0.19	5-21-2015	10,000,000	9,998,944
Gotham Funding Corporation 144A(z)	0.19	6-2-2015	62,000,000	61,989,529
Hannover Funding Company LLC 144A(z)	0.18	5-27-2015	17,000,000	16,997,790
Hannover Funding Company LLC 144A(z)	0.22	5-4-2015	15,000,000	14,999,725
Hannover Funding Company LLC 144A(z)	0.22	5-13-2015	15,000,000	14,998,900
Hannover Funding Company LLC 144A(z)	0.22	5-19-2015	20,000,000	19,997,800
Hannover Funding Company LLC 144A(z)	0.22	5-20-2015	20,000,000	19,997,678
Hannover Funding Company LLC 144A(z)	0.22	6-12-2015	15,000,000	14,996,150
Institutional Secured Funding LLC 144A(z)	0.30	5-6-2015	8,000,000	7,999,667
Institutional Secured Funding LLC 144A(z)	0.38	5-12-2015	10,000,000	9,998,839
Institutional Secured Funding LLC 144A(z)	0.38	6-1-2015	53,000,000	52,982,657
Kells Funding LLC 144A(z)	0.20	6-26-2015	50,000,000	49,984,444
Kells Funding LLC ±144A	0.26	8-25-2015	10,000,000	9,999,678
Kells Funding LLC ±144A	0.27	5-15-2015	30,000,000	30,000,000
Kells Funding LLC ±144A	0.27	9-18-2015	25,000,000	24,999,028

2

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)

Kells Funding LLC ±144A	0.27%	10-7-2015	$28,000,000	$27,998,662
Kells Funding LLC ±144A	0.28	9-29-2015	45,000,000	44,997,681
Kells Funding LLC ±144A	0.28	9-23-2015	40,000,000	39,998,037
Kells Funding LLC ±144A	0.29	1-11-2016	30,000,000	30,000,000
Kells Funding LLC ±144A	0.30	1-13-2016	20,000,000	20,000,000
Lexington Parker Capital Company LLC 144A(z)	0.23	5-5-2015	22,000,000	21,999,438
Lexington Parker Capital Company LLC 144A(z)	0.23	5-11-2015	45,000,000	44,997,125
Lexington Parker Capital Company LLC 144A(z)	0.23	6-15-2015	15,000,000	14,995,688
Lexington Parker Capital Company LLC 144A(z)	0.27	5-6-2015	22,000,000	21,999,175
Lexington Parker Capital Company LLC 144A(z)	0.27	5-7-2015	30,000,000	29,998,650
Lexington Parker Capital Company LLC 144A(z)	0.27	7-6-2015	20,000,000	19,990,100
Lexington Parker Capital Company LLC 144A(z)	0.29	7-1-2015	10,000,000	9,995,086
Lexington Parker Capital Company LLC 144A(z)	0.29	7-9-2015	10,000,000	9,994,442
Liberty Street Funding LLC 144A(z)	0.19	5-26-2015	25,000,000	24,996,701
Liberty Street Funding LLC 144A(z)	0.19	6-5-2015	22,000,000	21,995,936
Liberty Street Funding LLC 144A(z)	0.19	6-22-2015	22,000,000	21,993,962
Liberty Street Funding LLC 144A(z)	0.20	5-13-2015	15,000,000	14,999,000
Liberty Street Funding LLC 144A(z)	0.20	6-1-2015	9,100,000	9,098,433
LMA Americas LLC 144A(z)	0.18	5-13-2015	17,000,000	16,998,980
LMA Americas LLC 144A(z)	0.18	5-26-2015	18,000,000	17,997,750
LMA Americas LLC 144A(z)	0.27	5-6-2015	20,000,000	19,999,250
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-15-2015	28,000,000	27,997,604
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-22-2015	27,000,000	26,996,535
Manhattan Asset Funding Company LLC 144A(z)	0.23	5-5-2015	10,000,000	9,999,744
Manhattan Asset Funding Company LLC 144A(z)	0.23	5-21-2015	45,000,000	44,994,250
Matchpoint Master Trust 144A(z)	0.23	5-22-2015	65,000,000	64,991,279
Mountcliff Funding LLC 144A(z)	0.16	5-1-2015	30,000,000	30,000,000
Newport Funding Corporation 144A(z)	0.25	5-5-2015	25,000,000	24,999,306
Old Line Funding LLC 144A(z)	0.20	7-21-2015	7,000,000	6,996,850
Regency Markets No. 1 LLC 144A(z)	0.15	5-20-2015	32,000,000	31,997,414
Regency Markets No. 1 LLC 144A(z)	0.17	5-26-2015	30,000,000	29,996,458
Ridgefield Funding Company LLC ±144A	0.28	7-8-2015	45,000,000	45,000,000
Ridgefield Funding Company LLC ±144A	0.28	6-12-2015	75,000,000	75,000,000
Ridgefield Funding Company LLC ±144A	0.28	11-6-2015	45,000,000	45,000,000
Thunder Bay Funding LLC 144A(z)	0.20	7-21-2015	12,000,000	11,994,600
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	13,000,000	13,000,000
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	17,000,000	17,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	9,000,000	9,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	18,000,000	18,000,000
Victory Receivables 144A(z)	0.19	5-1-2015	20,000,000	20,000,000
Victory Receivables 144A(z)	0.19	5-18-2015	53,000,000	52,995,245
Victory Receivables 144A(z)	0.19	5-21-2015	33,000,000	32,996,517
Victory Receivables 144A(z)	0.19	5-28-2015	62,000,000	61,991,165

				2,545,465,476

Financial Company Commercial Paper : 17.01%

ABN AMRO Funding LLC 144A(z)	0.21	5-5-2015	40,000,000	39,999,067
Australia & New Zealand Banking Group ±144A	0.28	12-21-2015	24,000,000	24,000,000
Banco de Chile 144A(z)	0.30	6-2-2015	15,000,000	14,996,000
Banco de Chile 144A(z)	0.30	6-8-2015	10,000,000	9,996,833
Banco de Chile 144A(z)	0.34	6-22-2015	9,000,000	8,995,580
Banco de Chile 144A(z)	0.34	7-8-2015	12,000,000	11,992,293
Banco de Chile 144A(z)	0.36	8-3-2015	18,000,000	17,983,080
Banco de Credito e Inversiones 144A(z)	0.46	7-6-2015	20,000,000	19,983,133
Banco de Credito e Inversiones 144A(z)	0.46	7-27-2015	24,000,000	23,973,320
Banco Santander Chile 144A(z)	0.38	6-10-2015	22,000,000	21,990,711
Banco Santander Chile 144A(z)	0.39	6-15-2015	12,000,000	11,994,150
Banco Santander Chile 144A(z)	0.40	6-23-2015	16,000,000	15,990,578
Banco Santander Chile 144A(z)	0.40	7-20-2015	20,000,000	19,982,222
Bank of Nova Scotia ±144A	0.29	12-1-2015	40,000,000	40,000,000
Bank of Nova Scotia ±144A	0.32	4-1-2016	47,000,000	47,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	9,000,000	8,991,398
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-23-2015	26,000,000	25,992,344
Commonwealth Bank of Australia ±144A	0.26	7-2-2015	19,000,000	19,000,000
Commonwealth Bank of Australia ±144A	0.26	5-22-2015	25,000,000	25,000,000
Commonwealth Bank of Australia ±144A	0.26	5-20-2015	40,000,000	40,000,000
Commonwealth Bank of Australia ±144A	0.27	6-18-2015	55,000,000	54,999,633

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)

Commonwealth Bank of Australia ±144A	0.28%	2-25-2016	$40,000,000	$39,996,910
Credit Suisse (New York) (z)	0.24	5-1-2015	55,000,000	55,000,000
DBS Bank Limited 144A(z)	0.20	6-18-2015	30,000,000	29,992,000
DBS Bank Limited 144A(z)	0.20	8-6-2015	15,000,000	14,991,917
Dexia Credit Local (z)	0.30	7-29-2015	30,000,000	29,977,750
JPMorgan Securities Incorporated ±144A	0.38	11-19-2015	50,000,000	50,000,000
Macquarie Bank Limited 144A(z)	0.25	6-30-2015	80,000,000	79,966,666
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-19-2015	50,000,000	49,993,750
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-20-2015	35,000,000	34,995,382
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	7-2-2015	17,000,000	16,992,681
National Australia Bank Limited ±144A	0.26	7-7-2015	90,000,000	90,000,000
National Australia Bank Limited ±144A	0.26	11-20-2015	45,000,000	45,000,000
Nederlandse Waterschapsbank 144A(z)	0.19	7-1-2015	22,000,000	21,992,917
Nederlandse Waterschapsbank 144A(z)	0.20	8-3-2015	34,000,000	33,982,244
Nederlandse Waterschapsbank 144A(z)	0.22	7-27-2015	53,000,000	52,971,821
Nederlandse Waterschapsbank 144A(z)	0.24	7-31-2015	48,000,000	47,970,880
Nordea Bank AB 144A(z)	0.18	7-1-2015	15,000,000	14,995,425
NRW Bank 144A(z)	0.20	7-17-2015	25,000,000	24,989,573
NRW Bank 144A(z)	0.20	7-21-2015	28,000,000	27,987,400
NV Bank Nederlandse Gemeenten 144A(z)	0.20	7-27-2015	48,000,000	47,976,800
NV Bank Nederlandse Gemeenten ±144A	0.26	11-9-2015	70,000,000	70,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	12-10-2015	30,000,000	29,999,075
NV Bank Nederlandse Gemeenten ±144A	0.27	1-25-2016	50,000,000	50,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	9-3-2015	35,000,000	35,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	35,000,000	34,959,682
Sumitomo Mitsui Banking Corporation 144A(z)	0.15	5-7-2015	30,000,000	29,999,250
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	5-6-2015	50,000,000	49,998,333
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	7-8-2015	42,000,000	41,980,167
Sumitomo Trust & Banking Corporation 144A(z)	0.25	6-11-2015	20,000,000	19,994,306
Suncorp Group Limited 144A(z)	0.28	6-18-2015	11,000,000	10,995,893
Suncorp Group Limited 144A(z)	0.31	5-14-2015	10,000,000	9,998,881
Suncorp Group Limited 144A(z)	0.31	6-4-2015	12,000,000	11,996,487
Suncorp Group Limited 144A(z)	0.31	6-10-2015	15,000,000	14,994,833
Suncorp Group Limited 144A(z)	0.31	6-25-2015	5,000,000	4,997,632
Suncorp Group Limited 144A(z)	0.33	8-10-2015	7,000,000	6,993,519
Toyota Motor Credit Corporation ±	0.27	12-1-2015	45,000,000	45,000,000
Westpac Banking Corporation ±144A	0.27	10-19-2015	71,000,000	71,000,000
Westpac Banking Corporation ±144A	0.29	2-18-2016	40,000,000	40,000,000

				1,890,542,516

Other Commercial Paper : 5.19%

Caisse Des Depots et Consignations 144A(z)	0.23	7-30-2015	20,000,000	19,988,500
Changhong Hong Kong Trading Limited (z)	0.43	5-14-2015	20,000,000	19,996,894
China International Marine Containers Company Limited (z)	0.35	5-6-2015	30,000,000	29,998,542
China International Marine Containers Company Limited (z)	0.36	5-7-2015	35,000,000	34,997,909
China Shipping Container Lines Company Limited (z)	0.35	5-5-2015	25,000,000	24,999,028
China Shipping Container Lines Company Limited (z)	0.38	5-6-2015	23,000,000	22,998,786
Chinatex Capital Limited (z)	0.35	5-4-2015	30,000,000	29,999,125
CNPC Finance 144A(z)	0.40	5-8-2015	10,000,000	9,999,222
CNPC Finance 144A(z)	0.40	5-13-2015	5,000,000	4,999,333
CNPC Finance 144A(z)	0.40	5-14-2015	13,000,000	12,998,123
CNPC Finance 144A(z)	0.40	5-18-2015	18,000,000	17,996,600
CNPC Finance 144A(z)	0.40	5-19-2015	52,000,000	51,989,600
CNPC Finance 144A(z)	0.40	5-21-2015	44,000,000	43,990,222
CNPC Finance 144A(z)	0.40	5-22-2015	35,000,000	34,991,833
COFCO Capital Corporation (z)	0.17	5-4-2015	10,000,000	9,999,858
COFCO Capital Corporation (z)	0.17	5-6-2015	10,000,000	9,999,764
COFCO Capital Corporation (z)	0.48	5-5-2015	10,000,000	9,999,467
Erste Abwicklungsanstalt 144A(z)	0.21	7-2-2015	24,000,000	23,991,389
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	12,000,000	11,996,800
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	19,000,000	18,994,807
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	27,000,000	26,982,540
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	15,000,000	14,995,100
Sinochem Company Limited (z)	0.19	6-10-2015	35,000,000	34,992,611
Sinochem Company Limited (z)	0.43	5-6-2015	30,000,000	29,998,208

4

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)

Sinochem Company Limited (z)	0.43%	5-13-2015	$25,000,000	$24,996,417

				576,890,678

Total Commercial Paper (Cost $5,012,898,670)				5,012,898,670

Government Agency Debt : 0.32%
Overseas Private Investment Corporation ±§	0.14	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations : 4.86%

California : 0.15%

Other Municipal Debt : 0.07%
San Jose CA International Airport Series C (Airport Revenue)	0.30	6-23-2015	8,122,000	8,122,000

Variable Rate Demand Notes ø: 0.08%

San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11-1-2041	2,000,000	2,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	9-1-2036	7,000,000	7,000,000

				9,000,000

Colorado : 0.30%

Variable Rate Demand Note ø: 0.30%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	33,195,000	33,195,000

Connecticut : 0.20%

Variable Rate Demand Note ø: 0.20%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.22	2-1-2026	21,800,000	21,800,000

Florida : 0.30%

Variable Rate Demand Notes ø: 0.30%

Saint Lucie County FL Florida Power and Light Company (Industrial Development Revenue)	0.13	9-1-2028	25,000,000	25,000,000
Tampa Bay FL Allegany Health Systems Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2025	7,920,000	7,920,000

				32,920,000

Georgia : 0.11%

Variable Rate Demand Note ø: 0.11%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.43	10-1-2039	12,440,000	12,440,000

Maryland : 0.68%

Variable Rate Demand Notes ø: 0.68%

Maryland CDA Housing & Community Residential Series B (Housing Revenue, Bank of New York Mellon SPA)	0.16	9-1-2033	42,000,000	42,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.14	9-1-2044	12,000,000	12,000,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA)	0.14	7-1-2045	21,795,000	21,795,000

				75,795,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

New York : 1.07%

Variable Rate Demand Notes ø: 1.07%

New York HFA 605 West 42 Street Housing Bonds Series 2014A and 2014B (Housing Revenue, Bank of China LOC)	0.15%	5-1-2048	$50,000,000	$50,000,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.16	6-15-2044	8,000,000	8,000,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	9-15-2015	15,613,000	15,613,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A	0.90	5-15-2051	9,485,000	9,485,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	7-1-2017	14,000,000	14,000,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	7-1-2015	14,500,000	14,500,000
Yeshiva University New York Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	9-1-2024	7,000,000	7,000,000

				118,598,000

North Carolina : 0.07%

Variable Rate Demand Note ø: 0.07%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.15	7-1-2027	7,330,000	7,330,000

Ohio : 0.21%

Other Municipal Debt : 0.03%
OhioHealth Corporation (Health Revenue)	0.19	6-5-2015	4,000,000	4,000,000

Variable Rate Demand Note ø: 0.18%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	19,642,000	19,642,000

Other : 1.09%

Variable Rate Demand Notes ø: 1.09%

JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	12-31-2015	46,850,000	46,850,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2038	74,455,000	74,455,000

				121,305,000

Pennsylvania : 0.01%

Variable Rate Demand Note ø: 0.01%
RBC Municipal Products Incorporated Trust Series E-52 for Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	6-1-2015	1,000,000	1,000,000

South Carolina : 0.12%

Other Municipal Debt : 0.12%

South Carolina Public Service Authority Series EE (Utilities Revenue)	0.17	5-6-2015	7,000,000	7,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	6-1-2015	3,000,000	3,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	6-1-2015	4,000,000	4,000,000

				14,000,000

Texas : 0.55%

Variable Rate Demand Notes ø: 0.55%

Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.13	2-1-2035	40,000,000	40,000,000

6

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Port of Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)		0.17%	5-1-2033	$7,000,000	$7,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A		0.41	12-15-2026	14,266,296	14,266,296

					61,266,296

Total Municipal Obligations (Cost $540,413,296)					540,413,296

Other Instruments : 5.24%
Commonwealth Bank of Australia ±144A		1.07	9-18-2015	5,000,000	5,015,296
DBS Bank Limited Pooled Bank Deposit Product		0.18	5-1-2015	235,000,000	235,000,000
Dexia Credit Local ±		0.47	11-23-2015	69,000,000	69,049,021
FHLMC Series M006 Class A ±§		0.25	10-15-2045	20,108,947	20,108,947
GBG LLC Custody Receipts ±144A§		0.18	9-1-2027	13,677,000	13,677,000
JPMorgan Chase Bank NA ±		0.43	7-17-2015	20,000,000	20,001,013
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product		0.18	5-1-2015	220,000,000	220,000,000

Total Other Instruments (Cost $582,851,277)					582,851,277

Other Notes : 3.34%

Corporate Bonds and Notes : 3.34%

ACTS Retirement Life Communities Incorporated ±§		0.15	11-15-2029	15,395,000	15,395,000
LTF Real Estate LLC ±144A§		0.25	6-1-2033	14,280,000	14,280,000
New York Life Global Funding Note ±144A		0.28	10-29-2015	8,000,000	8,000,000
Providence Health & Services ±§		0.12	10-1-2042	11,790,000	11,790,000
Racetrac Capital LLC ±§		0.12	9-1-2020	12,000,000	12,000,000
Royal Bank of Canada ±		0.49	12-16-2015	30,000,000	30,039,334
Societe Generale ±		0.26	1-26-2016	90,000,000	90,000,000
United Overseas Bank Limited		0.18	5-1-2015	190,000,000	190,000,000

Total Other Notes (Cost $371,504,334)					371,504,334

Repurchase Agreements ^^: 7.08%
Credit Agricole, dated 4-30-2015, maturity value $155,000,517 (1)		0.12	5-1-2015	155,000,000	155,000,000
Credit Suisse Securities, dated 4-30-2015, maturity value $31,000,129 (2)		0.15	5-1-2015	31,000,000	31,000,000
Credit Suisse Securities, dated 4-30-2015, maturity value $47,000,157 (3)		0.12	5-1-2015	47,000,000	47,000,000
Goldman Sachs & Company, dated 4-1-2015, maturity value $89,022,621 (4) ±§¢(i)		0.15	6-1-2015	89,000,000	89,000,000
GX Clarke & Company, dated 4-30-2015, maturity value $52,000,217 (5)		0.15	5-1-2015	52,000,000	52,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $17,001,842 (6) ±§¢		0.13	5-1-2015	17,000,000	17,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $222,118,400 (7) ±§¢(i)		0.30	6-4-2015	222,000,000	222,000,000
Royal Bank of Scotland, dated 4-30-2015, maturity value $154,000,599 (8)		0.14	5-1-2015	154,000,000	154,000,000
Societe Generale NY, dated 4-30-2015, maturity value $20,000,094 (9)		0.17	5-1-2015	20,000,000	20,000,000

Total Repurchase Agreements (Cost $787,000,000)					787,000,000

Total investments in securities (Cost $11,074,729,020)*	99.63%				11,074,729,020

Other assets and liabilities, net	0.37				41,429,108

Total net assets	100.00%				$11,116,158,128

±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
(i)	Illiquid security
^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 6.50%, 3-3-2016 to 5-1-2045, fair value including accrued interest is $159,628,328.

(2)	Commercial paper, 0.00% to 4.50%, 5-1-2015 to 2-15-2025, fair value including accrued interest is $31,620,324.

(3)	U.S. government securities, 0.09% to 6.25%, 7-31-2015 to 8-15-2044, fair value including accrued interest is $47,940,162.

(4)	Commercial paper, 0.00% to 0.47%, 5-4-2015 to 9-21-2015, fair value including accrued interest is $90,780,000.

(5)	U.S. government securities, 0.15% to 8.50%, 5-27-2015 to 2-20-2045, fair value including accrued interest is $53,174,711.

(6)	Commercial paper, 0.00% to 0.22%, 5-8-2015 to 6-30-2015, fair value including accrued interest is $17,340,817.

(7)	Commercial paper, 0.00% to 0.22%, 5-1-2015 to 10-5-2015, fair value including accrued interest is $226,440,078.

(8)	U.S. government securities, 0.25% to 2.38%, 11-30-2015 to 10-31-2018, fair value including accrued interest is $157,080,996.

(9)	U.S. government securities, 3.00% to 5.50%, 3-20-2030 to 12-20-2064, fair value including accrued interest is $20,600,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

8

Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt : 41.21%
FFCB ±(z)%%	0.12%	5-11-2016	$25,000,000	$24,998,750
FFCB ±	0.13	4-8-2016	20,000,000	19,998,669
FFCB ±	0.13	10-21-2015	50,000,000	49,997,410
FFCB (z)	0.13	5-22-2015	25,000,000	24,998,104
FFCB (z)	0.13	5-28-2015	19,000,000	18,998,148
FFCB (z)	0.13	6-29-2015	53,476,000	53,464,607
FFCB ±	0.13	8-24-2015	100,000,000	99,996,799
FFCB ±	0.13	11-5-2015	200,000,000	200,000,000
FFCB ±	0.14	11-2-2015	100,000,000	99,998,837
FFCB ±	0.15	6-30-2015	50,000,000	49,999,780
FFCB ±	0.15	5-26-2015	25,000,000	25,000,000
FFCB ±	0.15	3-18-2016	100,000,000	99,998,297
FFCB ±	0.15	9-23-2016	97,000,000	96,990,195
FFCB ±	0.15	10-5-2015	50,000,000	49,997,843
FFCB ±	0.16	11-18-2015	5,000,000	4,999,582
FFCB ±	0.16	5-26-2016	75,000,000	74,997,913
FFCB ±	0.16	9-9-2016	25,000,000	24,998,192
FFCB ±	0.16	11-30-2015	50,000,000	49,996,821
FFCB ±	0.17	1-15-2016	200,000,000	199,992,904
FFCB ±	0.17	10-28-2016	50,000,000	49,998,185
FFCB ±	0.18	2-26-2016	100,000,000	99,999,894
FFCB ±	0.18	5-4-2015	70,500,000	70,500,148
FFCB ±	0.19	2-23-2017	100,000,000	99,963,062
FFCB ±	0.19	5-5-2016	50,000,000	50,007,820
FFCB	0.19	8-4-2015	19,000,000	19,000,879
FFCB ±	0.19	1-19-2016	16,500,000	16,505,484
FFCB ±	0.20	7-23-2015	155,000,000	154,999,151
FFCB ±	0.20	7-8-2016	30,000,000	30,016,442
FFCB ±	0.21	9-21-2015	59,600,000	59,613,010
FFCB ±	0.21	9-18-2015	18,210,000	18,214,451
FFCB ±	0.21	5-15-2017	50,000,000	50,028,785
FFCB ±	0.22	11-2-2015	50,000,000	50,016,680
FFCB	0.23	6-10-2015	14,750,000	14,751,669
FFCB ±	0.24	2-16-2016	109,000,000	109,069,390
FFCB ±	0.27	5-25-2016	14,250,000	14,263,565
FFCB ±	0.33	8-3-2015	1,025,000	1,025,454
FFCB	0.50	6-23-2015	125,000,000	125,064,164
FFCB ##	4.50	5-21-2015	32,000,000	32,077,138
FHLB (z)	0.07	5-6-2015	10,031,000	10,030,909
FHLB (z)	0.07	5-15-2015	100,000,000	99,997,278
FHLB (z)	0.07	7-1-2015	193,000,000	192,976,320
FHLB (z)	0.07	6-24-2015	35,600,000	35,596,102
FHLB (z)	0.08	6-26-2015	40,000,000	39,995,333
FHLB (z)	0.08	7-2-2015	34,867,000	34,862,496
FHLB (z)	0.08	6-12-2015	190,000,000	189,983,002
FHLB (z)	0.09	7-15-2015	100,000,000	99,982,292
FHLB (z)	0.09	7-10-2015	10,000,000	9,998,289
FHLB (z)	0.10	5-20-2015	225,000,000	224,988,718
FHLB (z)	0.10	6-29-2015	50,000,000	49,992,215
FHLB	0.10	5-14-2015	75,000,000	75,000,769
FHLB	0.10	5-14-2015	10,250,000	10,249,905
FHLB (z)	0.10	6-17-2015	400,000,000	399,946,602
FHLB (z)	0.12	6-5-2015	150,000,000	149,983,180
FHLB (z)	0.12	5-22-2015	50,000,000	49,996,500
FHLB (z)	0.12	6-3-2015	103,565,000	103,553,232
FHLB	0.13	5-29-2015	15,935,000	15,935,234
FHLB ±	0.13	10-27-2015	150,000,000	150,000,000
FHLB	0.13	5-8-2015	13,500,000	13,500,075
FHLB ±	0.13	12-7-2015	50,000,000	49,994,663
FHLB ±	0.14	8-21-2015	100,000,000	99,999,221
FHLB (z)	0.15	6-10-2015	23,800,000	23,796,113
FHLB ±	0.15	12-9-2015	200,000,000	199,977,999
FHLB ±	0.16	6-5-2015	100,000,000	100,007,500

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±	0.16%	8-26-2015	$192,000,000	$192,037,784
FHLB ±	0.16	9-3-2015	150,000,000	150,007,344
FHLB ±	0.17	9-14-2015	23,380,000	23,381,311
FHLB ±	0.17	9-17-2015	250,000,000	249,985,211
FHLB	0.17	6-30-2015	14,600,000	14,601,493
FHLB	0.17	6-30-2015	25,000,000	25,003,243
FHLB	0.17	7-22-2015	53,000,000	53,001,212
FHLB ±	0.19	3-22-2016	75,000,000	75,010,356
FHLB ±	0.19	7-16-2015	120,000,000	120,004,009
FHLB	0.26	7-21-2015	55,300,000	55,312,731
FHLB	0.26	7-23-2015	137,500,000	137,533,119
FHLB	1.75	9-11-2015	68,125,000	68,509,378
FHLMC (z)	0.09	6-24-2015	200,000,000	199,973,000
FHLMC (z)	0.12	5-28-2015	50,000,000	49,995,500
FHLMC ±	0.14	2-18-2016	150,000,000	149,981,635
FHLMC ±	0.15	11-14-2016	100,000,000	99,976,167
FHLMC ±	0.16	10-16-2015	152,025,000	152,037,257
FHLMC ±	0.17	7-17-2015	100,000,000	100,005,105
FHLMC ±	0.17	6-26-2015	315,000,000	315,017,265
FHLMC ±	0.19	1-13-2017	150,000,000	149,973,913
FHLMC	0.27	12-9-2015	100,000,000	100,000,000
FHLMC	1.75	9-10-2015	169,552,000	170,503,661
FHLMC	4.38	7-17-2015	55,530,000	56,026,602
FNMA (z)	0.08	7-8-2015	115,000,000	114,982,622
FNMA (z)	0.10	5-21-2015	50,000,000	49,997,222
FNMA (z)	0.11	5-18-2015	110,000,000	109,994,215
FNMA (z)	0.14	6-10-2015	50,000,000	49,992,222
FNMA ±	0.15	8-5-2015	150,000,000	149,991,981
FNMA ±	0.17	10-21-2016	200,000,000	199,988,876
FNMA ±	0.20	1-26-2017	100,000,000	99,982,245
FNMA ±	0.28	2-4-2016	50,000,000	50,052,402
FNMA	0.50	5-27-2015	147,333,000	147,376,279
FNMA	0.50	7-2-2015	317,999,000	318,188,249
FNMA ±	0.53	11-21-2016	19,250,000	19,348,868
FNMA	2.00	9-21-2015	26,000,000	26,183,239
FNMA	2.38	7-28-2015	38,008,000	38,215,543
FNMA	4.38	10-15-2015	102,298,000	104,237,274
Overseas Private Investment Corporation ±§	0.11	5-15-2033	6,200,000	6,200,000
Overseas Private Investment Corporation ±§	0.12	3-15-2024	6,873,679	6,873,686
Overseas Private Investment Corporation ±§	0.12	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.12	9-30-2031	12,642,850	12,642,850
Overseas Private Investment Corporation ±§	0.14	9-20-2022	3,000,000	3,000,000
Overseas Private Investment Corporation Series 1 ±§	0.12	9-30-2031	4,977,500	4,977,500
Overseas Private Investment Corporation Series 2 ±§	0.12	10-10-2025	9,000,000	9,000,000
Overseas Private Investment Corporation Series 2 ±§	0.12	9-30-2031	4,977,500	4,977,500
Overseas Private Investment Corporation Series 4 ±§	0.12	9-30-2031	3,384,700	3,384,700
Overseas Private Investment Corporation Series 5 ±§	0.12	9-30-2031	6,968,500	6,968,500
Overseas Private Investment Corporation Series 6 ±§	0.12	9-30-2031	6,968,500	6,968,500
Overseas Private Investment Corporation Series 7 ±§	0.12	9-30-2031	3,982,000	3,982,000
Overseas Private Investment Corporation Series 8 ±§	0.12	9-30-2031	9,955,000	9,955,000
Overseas Private Investment Corporation Series 9 ±§	0.12	9-30-2031	4,678,850	4,678,850

Total Government Agency Debt (Cost $9,128,899,788)				9,128,899,788

Municipal Obligations : 0.88%

California : 0.38%

Variable Rate Demand Notes ø: 0.38%

Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	3-15-2033	3,580,000	3,580,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	9-15-2032	260,000	260,000

2

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16%	7-1-2027	$6,270,000	$6,270,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	5-15-2035	2,000,000	2,000,000
Mountain View CA Multifamily Housing Villa Mariposa Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	2-15-2017	18,000,000	18,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.10	12-1-2017	47,500,000	47,500,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	7-15-2018	7,000,000	7,000,000

				84,610,000

Florida : 0.03%

Variable Rate Demand Notes ø: 0.03%

Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.13	4-15-2039	6,295,000	6,295,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.12	7-15-2034	240,000	240,000

				6,535,000

Iowa : 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa Finance Authority Taxable Mortgage Back Securities Program Series C (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.20	7-1-2037	2,270,000	2,270,000

Minnesota : 0.13%

Variable Rate Demand Notes ø: 0.13%

Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	11-15-2032	10,805,000	10,805,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	1-15-2038	16,865,000	16,865,000

				27,670,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2016	2,700,000	2,700,000

New York : 0.27%

Variable Rate Demand Notes ø: 0.27%

New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.11	5-15-2033	6,400,000	6,400,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2033	11,400,000	11,400,000
New York HFA Tower 31 Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.07	11-1-2036	300,000	300,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	1,500,000	1,500,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	11-15-2036	2,400,000	2,400,000

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07%	11-15-2037	$6,400,000	$6,400,000
New York NY Housing Development Corporation 201 Pearl Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2041	13,975,000	13,975,000
New York NY Housing Development Corporation 90 West Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	3-15-2036	8,000,000	8,000,000
New York NY Housing Development Corporation MFHR Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC LOC)	0.09	3-1-2038	2,500,000	2,500,000
New York NY Housing Development Corporation White Plains Apartments Series A (Housing Revenue, FHLMC LOC)	0.09	3-1-2038	2,900,000	2,900,000

				60,275,000

Washington : 0.05%

Variable Rate Demand Notes ø: 0.05%

Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	11-1-2021	1,605,000	1,605,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2036	2,905,000	2,905,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	7-15-2038	1,035,000	1,035,000
Washington Housing Finance Commission New Haven Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2044	5,000,000	5,000,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	6-15-2037	1,395,000	1,395,000

				11,940,000

Total Municipal Obligations (Cost $196,000,000)				196,000,000

Repurchase Agreements ^^: 57.25%
Bank of America Corporation, dated 4-30-2015, maturity value $1,400,004,667 (1)	0.12	5-1-2015	1,400,000,000	1,400,000,000
Bank of Montreal, dated 4-28-2015, maturity value $100,001,556 (2)	0.08	5-5-2015	100,000,000	100,000,000
Bank of Nova Scotia, dated 4-30-2015, maturity value $1,000,003,333 (3)	0.12	5-1-2015	1,000,000,000	1,000,000,000
BNP Paribas Securities Corporation, dated 4-30-2015, maturity value $300,000,917 (4)	0.11	5-1-2015	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 4-30-2015, maturity value $300,001,000 (5)	0.12	5-1-2015	300,000,000	300,000,000
Citibank NA, dated 4-30-2015, maturity value $250,000,903 (6)	0.13	5-1-2015	250,000,000	250,000,000
Citibank NA, dated 4-30-2015, maturity value $250,004,861 (7)	0.10	5-7-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-28-2015, maturity value $250,003,889 (8)	0.08	5-5-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 4-30-2015, maturity value $500,001,806 (9)	0.13	5-1-2015	500,000,000	500,000,000
Credit Agricole SA, dated 4-17-2015, maturity value $500,025,278 (10)	0.13	5-1-2015	500,000,000	500,000,000
Credit Agricole SA, dated 4-27-2015, maturity value $250,003,889 (11)	0.08	5-4-2015	250,000,000	250,000,000
Credit Agricole SA, dated 4-30-2015, maturity value $704,001,956 (12)	0.10	5-1-2015	704,000,000	704,000,000
Credit Agricole SA, dated 4-30-2015, maturity value $80,000,267 (13)	0.12	5-1-2015	80,000,000	80,000,000
Credit Suisse Securities, dated 4-30-2015, maturity value $500,001,667 (14)	0.12	5-1-2015	500,000,000	500,000,000
Deutsche Bank Securities, dated 4-30-2015, maturity value $500,001,389 (15)	0.10	5-1-2015	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 4-30-2015, maturity value $1,250,001,736 (16)	0.05	5-1-2015	1,250,000,000	1,250,000,000
Goldman Sachs & Company, dated 4-30-2015, maturity value $100,000,278 (17)	0.10	5-1-2015	100,000,000	100,000,000
JPMorgan Securities, dated 4-30-2015, maturity value $500,001,667 (18)	0.12	5-1-2015	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 4-30-2015, maturity value $100,000,333 (19)	0.12	5-1-2015	100,000,000	100,000,000

4

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
RBC Capital Markets, dated 3-9-2015, maturity value $500,139,028 (20) §		0.11%	6-8-2015	$500,000,000	$500,000,000
RBC Capital Markets, dated 4-30-2015, maturity value $800,002,222 (21)		0.10	5-1-2015	800,000,000	800,000,000
Societe Generale, dated 4-30-2015, maturity value $1,550,007,319 (22)		0.17	5-1-2015	1,550,000,000	1,550,000,000
TD Securities, dated 4-30-2015, maturity value $1,000,003,333 (23)		0.12	5-1-2015	1,000,000,000	1,000,000,000

Total Repurchase Agreements (Cost $12,684,000,000)					12,684,000,000

Total investments in securities (Cost $22,008,899,788)*	99.34%				22,008,899,788

Other assets and liabilities, net	0.66				145,567,342

Total net assets	100.00%				$22,154,467,130

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00%, 11-20-2042, fair value including accrued interest is $1,442,000,000.

(2)	U.S. government securities, 0.00% to 5.75%, 2-4-2016 to 2-1-2045, fair value including accrued interest is $102,918,483.

(3)	U.S. government securities, 0.00% to 6.50%, 7-1-2015 to 7-1-2036, fair value including accrued interest is $1,029,968,567.

(4)	U.S. government securities, 0.00% to 4.88%, 9-25-2015 to 7-15-2036, fair value including accrued interest is $306,000,081.

(5)	U.S. government securities, 0.00% to 6.50%, 5-27-2015 to 2-20-2065, fair value including accrued interest is $307,568,088.

(6)	U.S. government securities, 0.13% to 7.50%, 2-19-2016 to 5-1-2045, fair value including accrued interest is $257,119,649.

(7)	U.S. government securities, 0.00% to 6.50%, 10-21-2015 to 3-1-2045, fair value including accrued interest is $257,125,927.

(8)	U.S. government securities, 1.75% to 2.63%, 9-30-2019 to 8-15-2020, fair value including accrued interest is $255,000,099.

(9)	U.S. government securities, 0.00% to 4.50%, 10-29-2015 to 5-1-2045, fair value including accrued interest is $514,848,930.

(10)	U.S. government securities, 0.00% to 9.00%, 5-7-2015 to 4-20-2045, fair value including accrued interest is $512,210,186.

(11)	U.S. government securities, 0.50% to 10.50%, 1-15-2016 to 3-20-2065, fair value including accrued interest is $255,186,394.

(12)	U.S. government securities, 0.38% to 2.38%, 7-15-2015 to 3-31-2022, fair value including accrued interest is $718,080,011.

(13)	U.S. government securities, 0.00% to 6.50%, 3-3-2016 to 5-1-2045, fair value including accrued interest is $82,388,814.

(14)	U.S. government securities, 0.00% to 9.13%, 5-15-2015 to 11-15-2044, fair value including accrued interest is $510,005,122.

(15)	U.S. government securities, 0.00% to 8.88%, 5-5-2015 to 2-15-2045, fair value including accrued interest is $510,000,093.

(16)	U.S. government securities, 1.38% to 3.63%, 8-31-2018 to 8-15-2023, fair value including accrued interest is $1,250,001,802.

(17)	U.S. government securities, 2.50% to 6.00%, 4-1-2030 to 4-15-2050, fair value including accrued interest is $103,000,001.

(18)	U.S. government securities, 1.33% to 5.61%, 5-1-2020 to 4-1-2045, fair value including accrued interest is $515,001,170.

(19)	U.S. government securities, 1.50% to 8.50%, 9-15-2025 to 3-20-2065, fair value including accrued interest is $103,000,000.

(20)	U.S. government securities, 1.63% to 5.50%, 5-1-2026 to 4-20-2045, fair value including accrued interest is $515,000,000.

(21)	U.S. government securities, 1.25% to 8.00%, 6-1-2019 to 4-20-2045, fair value including accrued interest is $824,000,000.

(22)	U.S. government securities, 3.00% to 5.50%, 3-20-2030 to 12-20-2064, fair value including accrued interest is $1,596,500,001.

(23)	U.S. government securities, 0.00% to 8.00%, 6-15-2015 to 4-1-2045, fair value including accrued interest is $1,109,637,750.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

CDA	Community Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund

FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
RDA	Redevelopment Authority
SPA	Standby purchase agreement

6

Wells Fargo Advantage Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 39.87%
Abbey National Treasury Services plc	0.08%	5-1-2015	$472,000,000	$472,000,000
Agricultural Bank of China ± §	0.41	9-2-2016	152,000,000	152,000,000
Banco del Estado de Chile	0.23	6-9-2015	161,000,000	161,000,000
Banco del Estado de Chile ±	0.30	5-5-2015	125,000,000	125,000,000
Bank of Montreal ±	0.27	10-19-2015	321,000,000	321,000,000
Bank of New York	0.09	5-1-2015	658,000,000	658,000,000
Bank of Nova Scotia ±	0.28	6-29-2015	124,000,000	124,000,000
Bank of Nova Scotia ±	0.29	11-25-2015	302,000,000	302,000,000
Bank of Nova Scotia ±	0.41	9-28-2015	17,000,000	17,009,326
Bank of Nova Scotia ±	0.53	10-23-2015	17,000,000	17,019,850
Cooperatieve Centrale	0.27	11-4-2015	155,000,000	155,000,000
Credit Agricole SA	0.07	5-1-2015	1,175,000,000	1,175,000,000
Credit Industriel et Commercial (New York)	0.07	5-1-2015	980,000,000	980,000,000
Credit Industriel et Commercial (New York)	0.25	5-1-2015	187,000,000	187,000,000
Credit Suisse (New York) ±	0.53	8-26-2015	35,000,000	35,010,356
DG Bank (New York)	0.20	7-8-2015	50,000,000	49,996,223
DNB Nor Bank ASA	0.06	5-1-2015	679,000,000	679,000,000
DNB Nor Bank ASA	0.22	6-9-2015	40,000,000	40,000,863
HSBC Bank plc	0.28	8-3-2015	50,000,000	50,000,000
HSBC Bank plc	0.19	6-5-2015	24,000,000	24,000,000
HSBC Bank plc ±	0.28	9-2-2015	117,000,000	117,000,000
HSBC Bank plc	0.32	6-26-2015	159,000,000	159,007,388
HSBC Bank plc	0.32	6-29-2015	322,000,000	322,015,759
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	196,000,000	196,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-12-2015	75,000,000	75,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.25	6-19-2015	188,000,000	188,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-9-2015	157,000,000	157,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-10-2015	70,000,000	69,999,998
Mizuho Bank Limited	0.24	5-5-2015	342,000,000	342,000,000
Mizuho Bank Limited	0.24	5-15-2015	125,000,000	125,000,000
Mizuho Bank Limited	0.25	5-21-2015	116,000,000	116,000,000
Mizuho Bank Limited	0.25	6-1-2015	98,000,000	98,000,000
Mizuho Bank Limited	0.26	5-15-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.26	6-4-2015	93,000,000	93,000,000
Mizuho Bank Limited	0.26	7-6-2015	186,000,000	185,999,999
National Bank of Canada (New York)	0.35	8-19-2015	154,000,000	154,000,000
National Bank of Kuwait	0.10	5-1-2015	340,700,000	340,700,000
Natixis (Cayman Islands)	0.06	5-1-2015	348,125,000	348,125,000
Natixis Corporation ±	0.25	9-18-2015	280,000,000	280,000,000
Nordea Bank AB	0.06	5-1-2015	363,000,000	363,000,000
Norinchukin Bank	0.24	5-15-2015	190,000,000	190,000,000
Norinchukin Bank	0.24	6-17-2015	152,000,000	152,000,000
Norinchukin Bank	0.25	7-13-2015	200,000,000	200,000,000
Norinchukin Bank	0.25	7-15-2015	183,000,000	183,000,000
Rabobank Nederland (New York) ±	0.32	6-15-2015	95,000,000	95,014,314
Royal Bank of Canada ±	0.27	9-4-2015	187,000,000	187,000,000
Skandinaviska Enskilda Banken AG	0.06	5-1-2015	720,000,000	720,000,000
Skandinaviska Enskilda Banken AG	0.25	7-2-2015	154,000,000	154,000,000
Standard Chartered Bank	0.25	5-15-2015	187,000,000	187,000,000
Standard Chartered Bank	0.25	7-10-2015	140,000,000	140,000,000
Standard Chartered Bank	0.25	7-27-2015	219,000,000	219,000,000
Standard Chartered Bank	0.25	8-3-2015	150,000,000	150,000,000
Standard Chartered Bank	0.27	6-10-2015	133,000,000	133,000,000
Standard Chartered Bank	0.28	7-6-2015	96,000,000	96,000,000
Standard Chartered Bank	0.29	6-24-2015	128,000,000	127,944,360
Standard Chartered Bank	0.31	6-11-2015	25,000,000	25,000,849
State Street Bank & Trust Company ±	0.32	10-1-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±	0.33	10-23-2015	155,000,000	155,000,000
Sumitomo Mitsui Banking Corporation	0.24	5-12-2015	287,000,000	287,000,000
Sumitomo Mitsui Banking Corporation	0.25	7-9-2015	177,000,000	177,000,000
Sumitomo Trust & Banking Corporation	0.24	5-14-2015	161,000,000	161,000,000
Sumitomo Trust & Banking Corporation	0.24	5-7-2015	61,000,000	61,000,406
Sumitomo Trust & Banking Corporation	0.25	7-2-2015	257,000,000	257,000,000
Sumitomo Trust & Banking Corporation	0.25	7-7-2015	177,000,000	177,000,000
Sumitomo Trust & Banking Corporation	0.25	7-21-2015	125,000,000	125,000,000
Sumitomo Trust & Banking Corporation	0.29	6-19-2015	163,000,000	162,935,706
Svenska Handelsbanken	0.20	6-15-2015	89,000,000	88,999,992
Swedbank	0.06	5-1-2015	530,000,000	530,000,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Swedbank	0.25%	7-1-2015	$307,000,000	$307,000,000
Toronto-Dominion Bank ±	0.25	7-21-2015	120,000,000	120,000,000
Toronto-Dominion Bank ±	0.25	6-16-2015	97,000,000	97,000,000
Toronto-Dominion Bank ±	0.27	11-6-2015	89,000,000	89,000,000
Toronto-Dominion Bank ±	0.27	11-9-2015	159,000,000	159,000,000
Toronto-Dominion Bank ±	0.27	11-18-2015	148,000,000	148,000,000
Toronto-Dominion Bank ±	0.28	4-1-2016	172,000,000	172,000,000
Toronto-Dominion Bank ±	0.31	4-15-2016	227,000,000	227,000,000
Westpac Banking Corporation ±	0.28	11-3-2015	295,000,000	295,000,000

Total Certificates of Deposit (Cost $16,359,780,389)				16,359,780,389

Commercial Paper : 43.52%

Asset-Backed Commercial Paper : 21.17%

Alpine Securitization Corporation 144A(z)	0.20	5-4-2015	144,000,000	143,997,600
Alpine Securitization Corporation 144A(z)	0.22	5-11-2015	156,000,000	155,990,467
Alpine Securitization Corporation 144A(z)	0.25	5-1-2015	162,000,000	162,000,000
Anglesea Funding LLC ±144A	0.31	7-13-2015	270,000,000	270,000,000
Anglesea Funding LLC 144A(z)	0.17	5-6-2015	52,000,000	51,998,772
Anglesea Funding LLC ±144A	0.31	7-20-2015	67,000,000	67,000,000
Anglesea Funding LLC ±144A	0.31	8-17-2015	119,000,000	119,000,000
Anglesea Funding LLC ±144A	0.31	8-27-2015	28,000,000	28,000,000
Anglesea Funding LLC ±144A	0.31	7-27-2015	100,000,000	100,000,000
Anglesea Funding LLC ±144A	0.31	7-27-2015	35,000,000	35,000,000
Anglesea Funding LLC ±144A	0.31	7-6-2015	80,000,000	80,000,000
Antalis US Funding Corporation 144A(z)	0.26	5-12-2015	15,000,000	14,998,808
Antalis US Funding Corporation 144A(z)	0.26	6-5-2015	30,750,000	30,742,227
Antalis US Funding Corporation 144A(z)	0.26	6-10-2015	40,370,000	40,358,338
Aspen Funding Corporation 144A(z)	0.25	5-5-2015	164,018,000	164,013,444
Bedford Row Funding Corporation ±144A	0.28	9-2-2015	96,000,000	95,996,724
Bedford Row Funding Corporation ±144A	0.28	7-13-2015	66,000,000	66,000,000
Bedford Row Funding Corporation ±144A	0.28	9-16-2015	94,000,000	93,996,418
Bedford Row Funding Corporation ±144A	0.31	2-1-2016	95,000,000	95,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	5-7-2015	80,000,000	79,996,800
Bennington Stark Capital Company LLC 144A(z)	0.24	5-11-2015	113,000,000	112,992,467
Bennington Stark Capital Company LLC ±144A	0.39	11-10-2015	95,000,000	94,992,411
Cedar Springs Capital Company 144A(z)	0.33	5-11-2015	78,033,000	78,025,847
Cedar Springs Capital Company 144A(z)	0.35	5-21-2015	68,000,000	67,986,778
Cedar Springs Capital Company 144A(z)	0.35	6-8-2015	32,584,000	32,571,962
Chesham Finance LLC 144A(z)	0.16	5-1-2015	40,000,000	40,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-8-2015	17,000,000	16,996,052
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-9-2015	53,500,000	53,487,249
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	28,000,000	27,970,483
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	63,000,000	62,933,587
Concord Minutemen Capital Company 144A(z)	0.23	5-11-2015	61,000,000	60,996,103
Concord Minutemen Capital Company 144A(z)	0.23	6-3-2015	52,000,000	51,989,037
Concord Minutemen Capital Company 144A(z)	0.23	6-22-2015	55,000,000	54,981,728
Concord Minutemen Capital Company 144A(z)	0.25	5-4-2015	102,000,000	101,997,852
Concord Minutemen Capital Company 144A(z)	0.27	5-7-2015	77,000,000	76,996,535
Concord Minutemen Capital Company 144A(z)	0.27	7-6-2015	143,000,000	142,929,215
Concord Minutemen Capital Company 144A(z)	0.29	7-9-2015	70,000,000	69,961,092
Crown Point Capital Company LLC 144A(z)	0.23	6-2-2015	183,000,000	182,962,587
Crown Point Capital Company LLC 144A(z)	0.23	6-3-2015	51,000,000	50,989,248
Crown Point Capital Company LLC 144A(z)	0.23	6-22-2015	61,000,000	60,979,734
Crown Point Capital Company LLC 144A(z)	0.26	5-4-2015	118,000,000	117,997,483
Crown Point Capital Company LLC 144A(z)	0.27	7-8-2015	74,000,000	73,962,260
Crown Point Capital Company LLC 144A(z)	0.29	7-2-2015	38,000,000	37,981,021
Crown Point Capital Company LLC 144A(z)	0.29	7-9-2015	82,000,000	81,954,422
Gotham Funding Corporation 144A(z)	0.19	5-1-2015	78,000,000	78,000,000
Gotham Funding Corporation 144A(z)	0.19	5-5-2015	33,200,000	33,199,299
Gotham Funding Corporation 144A(z)	0.19	5-7-2015	36,000,000	35,998,860
Gotham Funding Corporation 144A(z)	0.19	5-8-2015	41,577,000	41,575,464
Gotham Funding Corporation 144A(z)	0.19	5-11-2015	37,000,000	36,998,047
Gotham Funding Corporation 144A(z)	0.19	5-21-2015	43,000,000	42,995,461
Hannover Funding Company LLC 144A(z)	0.22	5-4-2015	43,000,000	42,999,212
Hannover Funding Company LLC 144A(z)	0.22	5-13-2015	78,000,000	77,994,280
Hannover Funding Company LLC 144A(z)	0.22	5-19-2015	24,000,000	23,997,360
Hannover Funding Company LLC 144A(z)	0.22	5-20-2015	45,000,000	44,994,775

2

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)

Hannover Funding Company LLC 144A(z)	0.22%	6-12-2015	$56,000,000	$55,985,627
Institutional Secured Funding LLC 144A(z)	0.25	5-1-2015	100,000,000	100,000,000
Institutional Secured Funding LLC 144A(z)	0.30	5-6-2015	27,900,000	27,898,837
Institutional Secured Funding LLC 144A(z)	0.38	5-12-2015	75,000,000	74,991,292
Kells Funding LLC 144A(z)	0.20	6-26-2015	171,000,000	170,946,800
Kells Funding LLC ±144A	0.26	8-25-2015	110,000,000	109,996,455
Kells Funding LLC ±144A	0.27	5-15-2015	66,000,000	66,000,000
Kells Funding LLC ±144A	0.27	9-18-2015	127,000,000	126,994,538
Kells Funding LLC ±144A	0.27	9-18-2015	49,000,000	48,998,095
Kells Funding LLC ±144A	0.27	10-7-2015	87,000,000	86,995,842
Kells Funding LLC ±144A	0.28	9-29-2015	154,000,000	153,992,064
Kells Funding LLC ±144A	0.28	9-23-2015	115,000,000	114,994,355
Kells Funding LLC ±144A	0.29	1-11-2016	163,000,000	163,000,000
Kells Funding LLC ±144A	0.30	1-13-2016	80,000,000	80,000,000
Lexington Parker Capital Company LLC 144A(z)	0.23	5-5-2015	61,000,000	60,998,441
Lexington Parker Capital Company LLC 144A(z)	0.23	5-11-2015	177,000,000	176,988,692
Lexington Parker Capital Company LLC 144A(z)	0.23	6-15-2015	65,000,000	64,981,312
Lexington Parker Capital Company LLC 144A(z)	0.27	5-6-2015	61,000,000	60,997,712
Lexington Parker Capital Company LLC 144A(z)	0.27	5-7-2015	76,000,000	75,996,580
Lexington Parker Capital Company LLC 144A(z)	0.27	7-6-2015	135,000,000	134,933,175
Lexington Parker Capital Company LLC 144A(z)	0.29	7-1-2015	77,000,000	76,962,163
Lexington Parker Capital Company LLC 144A(z)	0.29	7-9-2015	43,000,000	42,976,099
Liberty Street Funding LLC 144A(z)	0.19	5-26-2015	25,000,000	24,996,701
Liberty Street Funding LLC 144A(z)	0.19	6-5-2015	60,000,000	59,988,917
Liberty Street Funding LLC 144A(z)	0.19	6-22-2015	65,000,000	64,982,161
Liberty Street Funding LLC 144A(z)	0.20	5-13-2015	37,000,000	36,997,533
Liberty Street Funding LLC 144A(z)	0.20	6-8-2015	29,000,000	28,993,878
Liberty Street Funding LLC 144A(z)	0.20	7-13-2015	85,000,000	84,965,528
LMA Americas LLC 144A(z)	0.18	5-13-2015	75,000,000	74,995,500
LMA Americas LLC 144A(z)	0.18	5-26-2015	27,000,000	26,996,625
LMA Americas LLC 144A(z)	0.27	5-6-2015	62,000,000	61,997,675
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-15-2015	28,000,000	27,997,604
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-22-2015	126,400,000	126,383,779
Manhattan Asset Funding Company LLC 144A(z)	0.23	5-5-2015	50,000,000	49,998,722
Manhattan Asset Funding Company LLC 144A(z)	0.23	5-21-2015	152,000,000	151,980,578
Matchpoint Master Trust 144A(z)	0.23	5-22-2015	123,000,000	122,983,498
Mountcliff Funding LLC 144A(z)	0.16	5-1-2015	165,000,000	165,000,000
Newport Funding Corporation 144A(z)	0.25	5-5-2015	77,000,000	76,997,861
Old Line Funding LLC 144A(z)	0.20	7-21-2015	15,000,000	14,993,250
Regency Markets No. 1 LLC 144A(z)	0.15	5-20-2015	196,540,000	196,524,167
Ridgefield Funding Company LLC ±144A	0.28	7-8-2015	142,000,000	142,000,000
Ridgefield Funding Company LLC ±144A	0.28	6-12-2015	338,000,000	338,000,000
Ridgefield Funding Company LLC ±144A	0.28	11-6-2015	158,000,000	158,000,000
Thunder Bay Funding LLC 144A(z)	0.20	7-21-2015	30,000,000	29,986,500
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	65,000,000	65,000,000
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	62,000,000	62,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	31,000,000	31,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	61,000,000	61,000,000
Victory Receivables 144A(z)	0.19	5-1-2015	86,000,000	86,000,000
Victory Receivables 144A(z)	0.19	5-18-2015	52,981,000	52,976,246
Victory Receivables 144A(z)	0.19	5-21-2015	78,614,000	78,605,702

				8,685,448,013

Financial Company Commercial Paper : 16.08%

ABN AMRO Funding LLC 144A(z)	0.21	5-5-2015	104,000,000	103,997,573
Australia & New Zealand Banking Group ±144A	0.28	12-21-2015	102,000,000	102,000,000
Banco de Chile 144A(z)	0.30	6-2-2015	55,100,000	55,085,307
Banco de Chile 144A(z)	0.30	6-8-2015	30,000,000	29,990,500
Banco de Chile 144A(z)	0.34	6-22-2015	34,175,000	34,158,216
Banco de Chile 144A(z)	0.34	7-6-2015	46,740,000	46,710,866
Banco de Chile 144A(z)	0.34	7-8-2015	51,000,000	50,967,246
Banco de Chile 144A(z)	0.36	8-3-2015	48,000,000	47,954,880
Banco de Credito e Inversiones 144A(z)	0.46	7-6-2015	107,000,000	106,909,763
Banco Santander Chile 144A(z)	0.38	6-10-2015	60,000,000	59,974,667
Banco Santander Chile 144A(z)	0.39	6-15-2015	29,000,000	28,985,862
Banco Santander Chile 144A(z)	0.40	6-23-2015	47,000,000	46,972,322
Banco Santander Chile 144A(z)	0.40	7-20-2015	65,000,000	64,942,222

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)

Bank of Nova Scotia ±144A	0.29%	12-1-2015	$163,000,000	$163,000,000
Bank of Nova Scotia ±144A	0.32	4-1-2016	166,000,000	166,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	33,000,000	32,968,457
Caisse Centrale Desjardins du Quebec 144A(z)	0.14	5-1-2015	100,000,000	100,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-23-2015	88,000,000	87,974,089
Commonwealth Bank of Australia ±144A	0.26	7-2-2015	58,000,000	58,000,000
Commonwealth Bank of Australia ±144A	0.26	5-22-2015	53,000,000	53,000,000
Commonwealth Bank of Australia ±144A	0.26	5-20-2015	81,000,000	81,000,000
Commonwealth Bank of Australia ±144A	0.27	6-18-2015	133,000,000	132,999,113
Commonwealth Bank of Australia ±144A	0.28	2-25-2016	118,000,000	117,990,883
CPPIB Capital Incorporated 144A(z)	0.14	6-18-2015	60,000,000	59,988,800
Credit Suisse (New York) (z)	0.24	5-1-2015	148,000,000	148,000,000
DBS Bank Limited 144A(z)	0.20	6-18-2015	70,000,000	69,981,333
DBS Bank Limited 144A(z)	0.20	8-6-2015	56,000,000	55,969,822
Dexia Credit Local (z)	0.30	7-29-2015	137,000,000	136,898,392
JPMorgan Securities Incorporated ±144A	0.38	11-19-2015	147,000,000	147,000,000
Macquarie Bank Limited 144A(z)	0.25	6-30-2015	72,000,000	71,970,000
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-19-2015	158,500,000	158,480,187
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-20-2015	113,000,000	112,985,090
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	7-2-2015	99,000,000	98,957,375
National Australia Bank Limited ±144A	0.26	7-7-2015	313,000,000	313,000,000
National Australia Bank Limited ±144A	0.26	11-20-2015	152,000,000	152,000,000
Nederlandse Waterschapsbank 144A(z)	0.16	5-20-2015	40,000,000	39,996,728
Nederlandse Waterschapsbank 144A(z)	0.19	6-25-2015	50,000,000	49,985,486
Nederlandse Waterschapsbank 144A(z)	0.19	7-1-2015	60,000,000	59,980,683
Nederlandse Waterschapsbank 144A(z)	0.22	7-27-2015	195,000,000	194,896,325
Nederlandse Waterschapsbank 144A(z)	0.24	7-31-2015	155,000,000	154,905,967
Nordea Bank AB 144A(z)	0.18	7-1-2015	63,000,000	62,980,785
NRW Bank 144A(z)	0.20	7-17-2015	136,000,000	135,943,277
NRW Bank 144A(z)	0.20	7-21-2015	128,000,000	127,942,400
NV Bank Nederlandse Gemeenten 144A(z)	0.20	7-27-2015	158,000,000	157,923,633
NV Bank Nederlandse Gemeenten ±144A	0.26	11-9-2015	258,000,000	258,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	12-10-2015	138,000,000	137,995,747
NV Bank Nederlandse Gemeenten ±144A	0.27	1-25-2016	160,000,000	160,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	9-3-2015	167,000,000	167,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	122,000,000	121,859,463
Oversea Chinese Banking (z)	0.17	5-4-2015	10,525,000	10,524,851
Oversea Chinese Banking (z)	0.21	8-6-2015	21,080,000	21,068,072
PSP Capital Incorporated 144A(z)	0.17	7-13-2015	57,650,000	57,630,127
Shagang South Asia (z)	0.38	5-6-2015	40,000,000	39,997,889
Shagang South Asia (z)	0.45	5-4-2015	46,000,000	45,998,275
Sumitomo Mitsui Banking Corporation 144A(z)	0.15	5-7-2015	160,000,000	159,996,000
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	5-6-2015	142,000,000	141,995,267
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	7-8-2015	174,000,000	173,917,833
Sumitomo Trust & Banking Corporation 144A(z)	0.25	6-11-2015	62,000,000	61,982,347
Suncorp Group Limited 144A(z)	0.28	6-11-2015	29,500,000	29,490,593
Suncorp Group Limited 144A(z)	0.28	6-18-2015	39,000,000	38,985,440
Suncorp Group Limited 144A(z)	0.28	7-15-2015	40,000,000	39,976,667
Suncorp Group Limited 144A(z)	0.31	5-14-2015	18,000,000	17,997,985
Suncorp Group Limited 144A(z)	0.31	6-4-2015	28,000,000	27,991,802
Suncorp Group Limited 144A(z)	0.31	6-10-2015	87,000,000	86,970,033
Suncorp Group Limited 144A(z)	0.31	6-25-2015	15,000,000	14,992,896
Suncorp Group Limited 144A(z)	0.33	8-10-2015	37,000,000	36,965,744
Westpac Banking Corporation ±144A	0.27	10-19-2015	336,000,000	336,000,000
Westpac Banking Corporation ±144A	0.29	2-18-2016	128,000,000	128,000,000

				6,596,705,280

Other Commercial Paper : 6.27%

Caisse Des Depots et Consignations 144A(z)	0.22	8-17-2015	65,000,000	64,957,100
Caisse Des Depots et Consignations 144A(z)	0.23	7-30-2015	34,000,000	33,980,450
Changhong Hong Kong Trading Limited (z)	0.43	5-14-2015	92,000,000	91,985,714
China International Marine Containers Company Limited (z)	0.36	5-6-2015	198,500,000	198,490,163
China International Marine Containers Company Limited (z)	0.36	5-7-2015	205,500,000	205,487,680
China Shipping Container Lines Company Limited (z)	0.35	5-5-2015	104,000,000	103,995,955
China Shipping Container Lines Company Limited (z)	0.38	5-6-2015	174,000,000	173,990,817
Chinatex Capital Limited (z)	0.35	5-7-2015	35,529,000	35,526,927
Chinatex Capital Limited (z)	0.35	5-4-2015	32,000,000	31,999,067
CNPC Finance 144A(z)	0.40	5-4-2015	57,175,000	57,173,094

4

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)

CNPC Finance 144A(z)	0.40%	5-8-2015	$74,100,000	$74,094,237
CNPC Finance 144A(z)	0.40	5-13-2015	30,000,000	29,996,000
CNPC Finance 144A(z)	0.40	5-14-2015	86,500,000	86,487,506
CNPC Finance 144A(z)	0.40	5-18-2015	67,000,000	66,987,344
CNPC Finance 144A(z)	0.40	5-19-2015	91,000,000	90,981,800
CNPC Finance 144A(z)	0.40	5-22-2015	87,000,000	86,979,700
COFCO Capital Corporation (z)	0.17	5-4-2015	18,550,000	18,549,737
COFCO Capital Corporation (z)	0.17	5-6-2015	21,750,000	21,749,486
COFCO Capital Corporation (z)	0.48	5-5-2015	94,000,000	93,994,987
Erste Abwicklungsanstalt 144A(z)	0.21	7-2-2015	72,000,000	71,973,822
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	75,000,000	74,980,000
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	66,000,000	65,981,960
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	94,000,000	93,939,213
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	82,000,000	81,973,213
Sinochem Company Limited (z)	0.19	6-10-2015	212,000,000	211,955,244
Sinochem Company Limited (z)	0.43	5-6-2015	106,000,000	105,993,669
Sinochem Company Limited (z)	0.43	5-13-2015	75,000,000	74,989,250
Sinopec Century Bright 144A(z)	0.40	5-21-2015	60,600,000	60,586,533
Toyota Motor Credit Corporation ±	0.27	12-1-2015	163,000,000	163,000,000

				2,572,780,668

Total Commercial Paper (Cost $17,854,933,961)				17,854,933,961

Government Agency Debt : 0.02%
Export Development Canada ±144A	0.21	6-3-2015	9,000,000	8,999,996

Total Government Agency Debt (Cost $8,999,996)				8,999,996

Municipal Obligations : 3.35%

California : 0.07%

Variable Rate Demand Notes ø: 0.07%

San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.23	11-1-2041	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	9-1-2036	24,790,000	24,790,000

				29,790,000

Colorado : 0.42%

Variable Rate Demand Notes ø: 0.42%

Avon CO Traer Creek Metropolitan District Refunding Series 2014 (GO, BNP Paribas LOC)	0.13	10-1-2030	19,175,000	19,175,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	12,600,000	12,600,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	87,315,000	87,315,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.14	1-1-2027	45,460,000	45,460,000

				170,870,000

Georgia : 0.06%

Other Municipal Debt : 0.06%
Georgia Municipal Electric Authority Series B (Electric Utilities)	0.16	5-5-2015	24,355,000	24,355,000

Illinois : 0.35%

Variable Rate Demand Notes ø: 0.35%

Cook County IL Various Projects Series D (GO, Barclays Bank plc LOC)	0.13	11-1-2030	32,500,000	32,500,000
Deutsche Bank SPEAR/LIFER Trust Series 300 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.22	12-15-2033	29,205,000	29,205,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Deutsche Bank SPEAR/LIFER Trust Series DBE 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26%	12-15-2034	$80,945,000	$80,945,000

				142,650,000

Iowa : 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa Finance Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.20	1-1-2039	6,295,000	6,295,000

Louisiana : 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.26	2-1-2045	16,280,000	16,280,000

Maine : 0.27%

Variable Rate Demand Notes ø: 0.27%

Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.14	11-15-2039	50,000,000	50,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.14	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.16	11-15-2041	23,000,000	23,000,000

				109,585,000

Maryland : 0.12%

Variable Rate Demand Note ø: 0.12%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.14	7-1-2032	48,290,000	48,290,000

Michigan : 0.52%

Variable Rate Demand Notes ø: 0.52%

Michigan Finance Authority Residual Interest Bond Trust Series 2014-6UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.19	6-1-2015	67,100,000	67,100,000
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.14	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.19	9-1-2050	22,000,000	22,000,000

				214,100,000

New Hampshire : 0.05%

Variable Rate Demand Note ø: 0.05%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.14	12-1-2032	19,700,000	19,700,000

New Jersey : 0.06%

Variable Rate Demand Notes ø: 0.06%

New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.14	11-1-2039	5,235,000	5,235,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				25,235,000

6

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York : 0.81%

Variable Rate Demand Notes ø: 0.81%

New York City NY Housing Development Corporation Multi-Family Bonds Series E-3 (Housing Revenue, JPMorgan Chase & Company SPA)	0.14%	11-1-2018	$32,670,000	$32,670,000
New York HFA 605 West 42 Street Housing Bonds Series 2014A and 2014B (Housing Revenue, Bank of China LOC)	0.15	5-1-2048	180,000,000	180,000,000
New York NY Municipal Water Finance Authority Sub Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.12	6-15-2045	25,460,000	25,460,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	7-1-2017	20,000,000	20,000,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	7-1-2015	50,000,000	50,000,000
Yeshiva University New York Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	9-1-2024	24,000,000	24,000,000

				332,130,000

Ohio : 0.09%

Other Municipal Debt : 0.03%
OhioHealth Corporation (Health Revenue)	0.19	6-5-2015	13,000,000	13,000,000

Variable Rate Demand Note ø: 0.06%
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.13	1-15-2050	23,000,000	23,000,000

Oklahoma : 0.04%

Variable Rate Demand Note ø: 0.04%
Grand River OK Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.13	6-1-2039	16,250,000	16,250,000

Other : 0.09%

Variable Rate Demand Note ø: 0.09%
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.19	11-25-2017	37,375,000	37,375,000

Pennsylvania : 0.08%

Variable Rate Demand Note ø: 0.08%
RBC Municipal Products Incorporated Trust Series E-52 for Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	6-1-2015	35,000,000	35,000,000

South Carolina : 0.12%

Other Municipal Debt : 0.12%

South Carolina Public Service Authority Series EE (Utilities Revenue)	0.17	5-6-2015	25,000,000	25,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	6-1-2015	11,500,000	11,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	6-1-2015	13,550,000	13,550,000

				50,050,000

Texas : 0.06%

Variable Rate Demand Note ø: 0.06%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.41	12-15-2026	25,606,173	25,606,173

Washington : 0.07%

Other Municipal Debt : 0.05%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.18	5-5-2015	19,000,000	19,000,000

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.02%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A		0.27%	2-1-2040	$8,000,000	$8,000,000

Wisconsin : 0.02%

Variable Rate Demand Notes ø: 0.02%

Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)		0.13	12-1-2047	3,250,000	3,250,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)		0.13	11-1-2047	4,000,000	4,000,000

					7,250,000

Total Municipal Obligations (Cost $1,373,811,173)					1,373,811,173

Other Instruments : 4.14%
Commonwealth Bank of Australia ±144A		1.07	9-18-2015	24,000,000	24,073,422
DBS Bank Limited Senior Unsecured Bond		2.38	9-14-2015	12,250,000	12,341,127
DBS Bank Limited Pooled Bank Deposit Product		0.18	5-1-2015	705,000,000	705,000,000
Dexia Credit Local ±		0.47	11-23-2015	119,000,000	119,084,470
Dexia Credit Local SA (New York) ±144A		0.56	11-13-2015	40,965,000	41,013,202
FHLMC Multifamily Series M004 Class A ±		0.24	5-15-2015	44,132,866	44,132,866
FHLMC Multifamily Series M011 Class A ±		0.25	6-15-2015	1,315,000	1,315,000
JPMorgan Chase Bank NA ±		0.43	7-17-2015	30,000,000	30,001,520
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product		0.18	5-1-2015	720,000,000	720,000,000

Total Other Instruments (Cost $1,696,961,607)					1,696,961,607

Other Notes : 3.28%

Corporate Bonds and Notes : 3.28%

Ballenisles Country Club Notes ±		0.76	7-2-2015	15,595,000	15,595,000
Hartford Healthcare Corporation ±		0.12	6-9-2015	50,000,000	50,000,000
Jets Stadium Development Bonds ±144A		0.12	7-4-2015	29,900,000	29,900,000
Keep Memory Alive ±		0.17	6-11-2015	21,665,000	21,665,000
New York Life Global Funding Note ±144A		0.28	10-29-2015	40,000,000	40,000,000
Royal Bank of Canada ±		0.49	12-16-2015	106,000,000	106,138,988
Societe Generale ±		0.26	1-26-2016	314,000,000	314,000,000
United Overseas Bank Limited		0.18	5-1-2015	770,000,000	770,000,000

Total Other Notes (Cost $1,347,298,988)					1,347,298,988

Repurchase Agreements ^^: 5.43%
Credit Agricole, dated 4-30-2015, maturity value $817,756,206 (1)		0.12	5-1-2015	817,753,480	817,753,480
Credit Suisse Securities, dated 4-30-2015, maturity value $172,000,717 (2)		0.15	5-1-2015	172,000,000	172,000,000
Credit Suisse Securities, dated 4-30-2015, maturity value $247,000,823 (3)		0.12	5-1-2015	247,000,000	247,000,000
Goldman Sachs & Company, dated 4-1-2015, maturity value $298,037,250 (4) ±§¢(i)		0.15	5-1-2015	298,000,000	298,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $521,277,867 (5) ±§¢(i)		0.30	6-4-2015	521,000,000	521,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $64,014,098 (6) ±§¢(i)		0.13	6-1-2015	64,000,000	64,000,000
Societe Generale New York, dated 4-30-2015, maturity value $109,000,515 (7)		0.17	5-1-2015	109,000,000	109,000,000

Total Repurchase Agreements (Cost $2,228,753,480)					2,228,753,480

Total investments in securities (Cost $40,870,539,594)*	99.61%				40,870,539,594

Other assets and liabilities, net	0.39				158,747,690

Total net assets	100.00%				$41,029,287,284

8

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
(i)	Illiquid security
^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 6.50%, 3-3-2016 to 5-1-2045, fair value including accrued interest is $842,171,746.

(2)	Commercial paper, 0.00% to 4.50%, 5-1-2015 to 2-15-2025, fair value including accrued interest is $175,441,797.

(3)	U.S. government securities, 0.09% to 6.25%, 7-31-2015 to 8-15-2044, fair value including accrued interest is $251,940,852.

(4)	Commercial paper, 0.00% to 0.47%, 5-4-2015 to 9-21-2015, fair value including accrued interest is $303,960,000.

(5)	Commercial paper, 0.00% to 0.22%, 5-1-2015 to 10-5-2015, fair value including accrued interest is $531,420,184.

(6)	Commercial paper, 0.00% to 0.22%, 5-8-2015 to 6-30-2015, fair value including accrued interest is $65,283,076.

(7)	U.S. government securities, 3.00% to 5.50%, 3-20-2030 to 12-20-2064, fair value including accrued interest is $112,270,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

CAB	Capital appreciation bond
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

9

Wells Fargo Advantage Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit : 29.95%
Abbey National Treasury Services plc	0.08%	5-1-2015	$15,000,000	$15,000,000
Agricultural Bank of China ±	0.41	9-2-2016	10,000,000	10,000,000
Banco del Estado de Chile	0.23	6-9-2015	6,000,000	6,000,000
Banco del Estado de Chile ±	0.30	5-5-2015	4,000,000	4,000,000
Bank of Montreal ±	0.27	10-19-2015	20,000,000	20,000,000
Bank of New York	0.09	5-1-2015	30,000,000	30,000,000
Bank of Nova Scotia ±	0.28	6-29-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.29	11-25-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.41	9-28-2015	1,000,000	1,000,549
Bank of Nova Scotia ±	0.53	10-23-2015	1,000,000	1,001,168
Cooperatieve Centrale	0.27	11-4-2015	12,000,000	12,000,000
Credit Agricole SA	0.07	5-1-2015	42,000,000	42,000,000
Credit Industriel et Commercial (New York)	0.07	5-1-2015	34,000,000	34,000,000
Credit Industriel et Commercial (New York)	0.25	5-1-2015	11,000,000	11,000,000
DG Bank (New York)	0.20	7-8-2015	5,000,000	4,999,622
DNB Nor Bank ASA	0.06	5-1-2015	31,000,000	31,000,000
HSBC Bank plc	0.19	6-5-2015	7,000,000	7,000,000
HSBC Bank plc ±	0.28	9-2-2015	3,000,000	3,000,000
HSBC Bank plc	0.32	6-26-2015	12,000,000	12,000,558
HSBC Bank plc	0.32	6-29-2015	17,000,000	17,000,832
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	5,000,000	5,000,017
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.25	6-19-2015	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-9-2015	8,000,000	8,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	7-10-2015	8,000,000	8,000,000
Mizuho Bank Limited	0.24	5-5-2015	25,000,000	25,000,000
Mizuho Bank Limited	0.25	5-21-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.25	6-1-2015	5,000,000	5,000,000
Mizuho Bank Limited	0.26	5-15-2015	8,000,000	8,000,023
Mizuho Bank Limited	0.26	6-4-2015	3,000,000	3,000,000
Mizuho Bank Limited	0.26	7-6-2015	10,000,000	10,000,000
National Bank of Canada (New York)	0.35	8-19-2015	10,000,000	10,000,000
Natixis Corporation ±	0.25	9-18-2015	20,000,000	20,000,000
Nordea Bank AB	0.06	5-1-2015	20,000,000	20,000,000
Norinchukin Bank	0.24	5-15-2015	15,000,000	15,000,000
Norinchukin Bank	0.24	6-17-2015	10,000,000	10,000,000
Norinchukin Bank	0.25	7-15-2015	10,000,000	10,000,000
Rabobank Nederland (New York) ±	0.32	6-15-2015	5,000,000	5,000,753
Royal Bank of Canada ±	0.27	9-4-2015	12,000,000	12,000,000
Skandinaviska Enskilda Banken AG	0.06	5-1-2015	24,000,000	24,000,000
Skandinaviska Enskilda Banken AG	0.25	7-2-2015	12,000,000	12,000,000
Standard Chartered Bank	0.25	5-15-2015	8,000,000	8,000,000
Standard Chartered Bank	0.25	7-10-2015	10,000,000	10,000,000
Standard Chartered Bank	0.25	7-27-2015	8,000,000	8,000,000
Standard Chartered Bank	0.25	8-3-2015	14,000,000	14,000,000
Standard Chartered Bank	0.27	6-10-2015	8,000,000	8,000,000
Standard Chartered Bank	0.28	7-6-2015	7,000,000	7,000,000
Standard Chartered Bank	0.29	6-24-2015	5,000,000	4,997,827
Standard Chartered Bank	0.31	6-11-2015	2,000,000	2,000,068
State Street Bank & Trust Company ±	0.32	10-1-2015	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.33	10-23-2015	12,000,000	12,000,000
Sumitomo Mitsui Banking Corporation	0.25	7-9-2015	8,000,000	8,000,000
Sumitomo Trust & Banking Corporation	0.24	5-14-2015	12,000,000	12,000,000
Sumitomo Trust & Banking Corporation	0.24	5-7-2015	10,000,000	10,000,066
Sumitomo Trust & Banking Corporation	0.25	7-2-2015	15,000,000	15,000,000
Sumitomo Trust & Banking Corporation	0.25	7-7-2015	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.25	7-21-2015	10,000,000	10,000,000
Svenska Handelsbanken	0.20	6-15-2015	5,000,000	5,000,000
Swedbank	0.06	5-1-2015	18,000,000	18,000,000
Swedbank	0.25	7-1-2015	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.25	6-16-2015	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.27	11-6-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.27	11-9-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.27	11-18-2015	7,000,000	7,000,000
Toronto-Dominion Bank ±	0.28	4-1-2016	6,000,000	6,000,000
Toronto-Dominion Bank ±	0.31	4-15-2016	8,000,000	8,000,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Westpac Banking Corporation ±	0.28%	11-3-2015	$15,000,000	$15,000,000

Total Certificates of Deposit (Cost $801,001,483)				801,001,483

Commercial Paper : 46.09%

Asset-Backed Commercial Paper : 23.23%

Albion Capital Corporation 144A(z)	0.23	6-16-2015	17,000,000	16,995,004
Alpine Securitization Corporation 144A(z)	0.20	5-4-2015	12,000,000	11,999,800
Alpine Securitization Corporation 144A(z)	0.22	5-11-2015	10,000,000	9,999,389
Alpine Securitization Corporation 144A(z)	0.25	5-1-2015	10,000,000	10,000,000
Anglesea Funding LLC ±144A	0.31	7-20-2015	4,000,000	4,000,000
Anglesea Funding LLC ±144A	0.31	8-17-2015	4,000,000	4,000,000
Anglesea Funding LLC ±144A	0.31	8-27-2015	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.26	6-5-2015	5,000,000	4,998,736
Antalis US Funding Corporation 144A(z)	0.26	6-10-2015	2,000,000	1,999,422
Aspen Funding Corporation 144A(z)	0.25	5-5-2015	15,000,000	14,999,583
Bedford Row Funding Corporation ±144A	0.28	9-2-2015	5,000,000	4,999,829
Bedford Row Funding Corporation ±144A	0.28	7-13-2015	4,000,000	4,000,000
Bedford Row Funding Corporation ±144A	0.28	9-16-2015	6,000,000	5,999,771
Bedford Row Funding Corporation ±144A	0.31	2-1-2016	6,000,000	6,000,000
Bennington Stark Capital Company LLC 144A(z)	0.24	5-7-2015	7,000,000	6,999,720
Bennington Stark Capital Company LLC 144A(z)	0.24	5-11-2015	5,000,000	4,999,667
Bennington Stark Capital Company LLC ±144A	0.39	11-10-2015	7,000,000	6,999,441
Cedar Springs Capital Company 144A(z)	0.33	5-11-2015	5,000,000	4,999,542
Cedar Springs Capital Company 144A(z)	0.35	5-21-2015	4,000,000	3,999,222
Cedar Springs Capital Company 144A(z)	0.35	6-8-2015	2,000,000	1,999,261
Chesham Finance LLC 144A(z)	0.16	5-1-2015	3,000,000	3,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-8-2015	2,000,000	1,999,536
Collateralized Commercial Paper Company LLC 144A(z)	0.22	6-9-2015	7,000,000	6,998,332
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	3,000,000	2,996,838
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	5,000,000	4,994,729
Concord Minutemen Capital Company 144A(z)	0.23	5-11-2015	5,000,000	4,999,681
Concord Minutemen Capital Company 144A(z)	0.23	6-3-2015	2,000,000	1,999,578
Concord Minutemen Capital Company 144A(z)	0.25	5-4-2015	10,000,000	9,999,788
Concord Minutemen Capital Company 144A(z)	0.27	5-7-2015	10,000,000	9,999,550
Concord Minutemen Capital Company 144A(z)	0.27	7-6-2015	10,000,000	9,995,050
Concord Minutemen Capital Company 144A(z)	0.29	7-9-2015	4,000,000	3,997,777
CPPIB Capital Incorporated 144A(z)	0.14	6-1-2015	10,000,000	9,998,794
Crown Point Capital Company LLC 144A(z)	0.23	6-2-2015	7,000,000	6,998,569
Crown Point Capital Company LLC 144A(z)	0.23	6-3-2015	4,000,000	3,999,157
Crown Point Capital Company LLC 144A(z)	0.23	6-22-2015	6,000,000	5,998,007
Crown Point Capital Company LLC 144A(z)	0.26	5-4-2015	10,000,000	9,999,783
Crown Point Capital Company LLC 144A(z)	0.27	7-8-2015	5,000,000	4,997,450
Crown Point Capital Company LLC 144A(z)	0.29	7-2-2015	3,000,000	2,998,502
Crown Point Capital Company LLC 144A(z)	0.29	7-9-2015	6,000,000	5,996,665
Gotham Funding Corporation 144A(z)	0.19	5-1-2015	4,000,000	4,000,000
Gotham Funding Corporation 144A(z)	0.19	5-5-2015	2,000,000	1,999,958
Gotham Funding Corporation 144A(z)	0.19	5-7-2015	1,000,000	999,968
Gotham Funding Corporation 144A(z)	0.19	5-11-2015	2,000,000	1,999,894
Gotham Funding Corporation 144A(z)	0.19	5-21-2015	3,000,000	2,999,683
Gotham Funding Corporation 144A(z)	0.20	6-2-2015	11,000,000	10,998,080
Hannover Funding Company LLC 144A(z)	0.18	5-27-2015	4,000,000	3,999,480
Hannover Funding Company LLC 144A(z)	0.22	5-4-2015	4,000,000	3,999,927
Hannover Funding Company LLC 144A(z)	0.22	5-13-2015	10,000,000	9,999,267
Hannover Funding Company LLC 144A(z)	0.22	5-19-2015	3,000,000	2,999,670
Hannover Funding Company LLC 144A(z)	0.22	5-20-2015	4,000,000	3,999,536
Hannover Funding Company LLC 144A(z)	0.22	6-12-2015	5,000,000	4,998,717
Institutional Secured Funding LLC 144A(z)	0.30	5-6-2015	2,000,000	1,999,917
Institutional Secured Funding LLC 144A(z)	0.38	5-12-2015	3,000,000	2,999,652
Institutional Secured Funding LLC 144A(z)	0.38	6-1-2015	4,000,000	3,998,691
Kells Funding LLC 144A(z)	0.20	6-26-2015	10,000,000	9,996,889
Kells Funding LLC ±144A	0.27	5-15-2015	19,000,000	19,000,000
Kells Funding LLC ±144A	0.27	10-7-2015	7,000,000	6,999,665
Kells Funding LLC ±144A	0.28	9-29-2015	5,000,000	4,999,742
Kells Funding LLC ±144A	0.28	9-23-2015	5,000,000	4,999,755
Kells Funding LLC ±144A	0.29	1-11-2016	5,000,000	5,000,000
Lexington Parker Capital Company LLC 144A(z)	0.23	5-5-2015	5,000,000	4,999,872
Lexington Parker Capital Company LLC 144A(z)	0.23	5-11-2015	10,000,000	9,999,361

2

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)

Lexington Parker Capital Company LLC 144A(z)	0.23%	6-15-2015	$3,000,000	$2,999,138
Lexington Parker Capital Company LLC 144A(z)	0.27	5-6-2015	5,000,000	4,999,813
Lexington Parker Capital Company LLC 144A(z)	0.27	5-7-2015	7,000,000	6,999,685
Lexington Parker Capital Company LLC 144A(z)	0.27	7-6-2015	5,000,000	4,997,525
Lexington Parker Capital Company LLC 144A(z)	0.29	7-1-2015	5,000,000	4,997,543
Lexington Parker Capital Company LLC 144A(z)	0.29	7-9-2015	3,000,000	2,998,333
Liberty Street Funding LLC 144A(z)	0.19	6-5-2015	5,000,000	4,999,076
Liberty Street Funding LLC 144A(z)	0.19	6-22-2015	6,000,000	5,998,353
Liberty Street Funding LLC 144A(z)	0.20	5-13-2015	2,000,000	1,999,867
Liberty Street Funding LLC 144A(z)	0.20	7-13-2015	4,000,000	3,998,378
Liberty Street Funding LLC 144A(z)	0.20	7-23-2015	16,000,000	15,992,622
LMA Americas LLC 144A(z)	0.18	5-13-2015	3,000,000	2,999,820
LMA Americas LLC 144A(z)	0.18	5-26-2015	5,000,000	4,999,375
LMA Americas LLC 144A(z)	0.19	6-2-2015	7,000,000	6,998,818
LMA Americas LLC 144A(z)	0.27	5-6-2015	5,000,000	4,999,813
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-15-2015	10,000,000	9,999,145
Manhattan Asset Funding Company LLC 144A(z)	0.22	5-22-2015	8,000,000	7,998,973
Manhattan Asset Funding Company LLC 144A(z)	0.23	5-21-2015	12,000,000	11,998,467
Matchpoint Master Trust 144A(z)	0.23	5-22-2015	15,000,000	14,997,988
Mountcliff Funding LLC 144A(z)	0.16	5-1-2015	10,000,000	10,000,000
Newport Funding Corporation 144A(z)	0.25	5-5-2015	10,000,000	9,999,722
Old Line Funding LLC 144A(z)	0.20	7-21-2015	3,000,000	2,998,650
Regency Markets No. 1 LLC 144A(z)	0.15	5-20-2015	9,000,000	8,999,272
Ridgefield Funding Company LLC ±144A	0.28	7-8-2015	15,000,000	15,000,000
Ridgefield Funding Company LLC ±144A	0.28	6-12-2015	10,000,000	10,000,000
Ridgefield Funding Company LLC ±144A	0.28	11-6-2015	10,000,000	10,000,000
Thunder Bay Funding LLC 144A(z)	0.20	7-21-2015	3,000,000	2,998,650
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	5,000,000	5,000,000
Versailles Commercial Paper LLC ±144A	0.25	7-20-2015	5,000,000	5,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	2,000,000	2,000,000
Versailles Commercial Paper LLC ±144A	0.25	8-6-2015	4,000,000	4,000,000
Victory Receivables 144A(z)	0.19	5-1-2015	4,000,000	4,000,000
Victory Receivables 144A(z)	0.19	5-18-2015	13,000,000	12,998,834
Victory Receivables 144A(z)	0.19	5-21-2015	7,000,000	6,999,261
Victory Receivables 144A(z)	0.19	5-28-2015	4,941,000	4,940,296
Victory Receivables 144A(z)	0.20	6-2-2015	5,600,000	5,599,004

				621,450,318

Financial Company Commercial Paper : 17.55%

ABN AMRO Funding LLC 144A(z)	0.21	5-5-2015	10,000,000	9,999,767
Australia & New Zealand Banking Group ±144A	0.28	12-21-2015	3,000,000	3,000,000
Banco de Chile 144A(z)	0.30	6-2-2015	2,000,000	1,999,467
Banco de Chile 144A(z)	0.30	6-8-2015	3,000,000	2,999,050
Banco de Chile 144A(z)	0.34	6-22-2015	2,000,000	1,999,018
Banco de Chile 144A(z)	0.34	7-6-2015	2,000,000	1,998,753
Banco de Chile 144A(z)	0.34	7-8-2015	2,000,000	1,998,716
Banco de Chile 144A(z)	0.36	8-3-2015	5,000,000	4,995,300
Banco de Credito e Inversiones 144A(z)	0.46	7-6-2015	4,000,000	3,996,627
Banco de Credito e Inversiones 144A(z)	0.46	7-27-2015	4,000,000	3,995,553
Banco Santander Chile 144A(z)	0.38	6-10-2015	6,000,000	5,997,467
Banco Santander Chile 144A(z)	0.39	6-15-2015	3,000,000	2,998,538
Banco Santander Chile 144A(z)	0.40	6-23-2015	4,000,000	3,997,644
Banco Santander Chile 144A(z)	0.40	7-20-2015	5,000,000	4,995,556
Bank of Nova Scotia ±144A	0.29	12-1-2015	15,000,000	15,000,000
Bank of Nova Scotia	0.32	4-1-2016	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	2,000,000	1,998,088
Caisse Centrale Desjardins du Quebec 144A(z)	0.14	5-1-2015	12,000,000	12,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	6-23-2015	5,000,000	4,998,528
Commonwealth Bank of Australia ±144A	0.26	7-2-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.26	5-22-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.26	5-20-2015	15,000,000	15,000,000
Commonwealth Bank of Australia ±144A	0.27	6-18-2015	15,000,000	14,999,900
Commonwealth Bank of Australia ±144A	0.28	2-25-2016	10,000,000	9,999,227
Credit Suisse (New York) (z)	0.24	5-1-2015	15,000,000	15,000,000
Dexia Credit Local (z)	0.30	7-29-2015	5,000,000	4,996,292
DNB Bank ASA 144A(z)	0.18	5-13-2015	9,400,000	9,399,436
JPMorgan Securities Incorporated ±144A	0.38	11-19-2015	12,000,000	12,000,000

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)

Macquarie Bank Limited 144A(z)	0.25%	6-30-2015	$29,000,000	$28,987,917
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-19-2015	8,000,000	7,999,000
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	5-20-2015	10,000,000	9,998,681
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.25	7-2-2015	4,000,000	3,998,278
National Australia Bank Limited ±144A	0.26	7-7-2015	15,000,000	15,000,000
National Australia Bank Limited ±144A	0.26	11-20-2015	10,000,000	10,000,000
Nederlandse Waterschapsbank 144A(z)	0.19	7-1-2015	6,000,000	5,998,068
Nederlandse Waterschapsbank 144A(z)	0.22	7-27-2015	11,000,000	10,994,152
Nederlandse Waterschapsbank 144A(z)	0.24	7-31-2015	7,000,000	6,995,753
Nordea Bank AB 144A(z)	0.18	7-1-2015	5,000,000	4,998,475
NRW Bank 144A(z)	0.20	7-17-2015	8,000,000	7,996,663
NRW Bank 144A(z)	0.20	7-21-2015	8,000,000	7,996,400
NV Bank Nederlandse Gemeenten 144A(z)	0.20	7-27-2015	12,000,000	11,994,200
NV Bank Nederlandse Gemeenten ±144A	0.26	11-9-2015	15,000,000	15,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	12-10-2015	8,000,000	7,999,753
NV Bank Nederlandse Gemeenten ±144A	0.27	1-25-2016	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	9-3-2015	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	10,000,000	9,988,481
PSP Capital Incorporated 144A(z)	0.17	7-13-2015	4,000,000	3,998,621
Shagang South Asia (z)	0.45	5-4-2015	3,000,000	2,999,888
Sumitomo Mitsui Banking Corporation 144A(z)	0.15	5-7-2015	5,000,000	4,999,875
Sumitomo Mitsui Banking Corporation 144A(z)	0.24	5-6-2015	10,000,000	9,999,667
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	7-8-2015	12,000,000	11,994,333
Sumitomo Trust & Banking Corporation 144A(z)	0.25	6-11-2015	6,000,000	5,998,292
Suncorp Group Limited 144A(z)	0.28	6-18-2015	2,000,000	1,999,253
Suncorp Group Limited 144A(z)	0.28	7-15-2015	2,000,000	1,998,833
Suncorp Group Limited 144A(z)	0.31	5-14-2015	2,000,000	1,999,776
Suncorp Group Limited 144A(z)	0.31	6-4-2015	3,000,000	2,999,122
Suncorp Group Limited 144A(z)	0.31	6-10-2015	6,000,000	5,997,933
Suncorp Group Limited 144A(z)	0.31	6-25-2015	1,000,000	999,526
Suncorp Group Limited 144A(z)	0.33	8-10-2015	2,000,000	1,998,148
Toyota Motor Credit Corporation ±	0.27	12-1-2015	10,000,000	10,000,000
Westpac Banking Corporation ±144A	0.27	10-19-2015	15,000,000	15,000,000
Westpac Banking Corporation	0.29	2-18-2016	10,000,000	10,000,000

				469,292,015

Other Commercial Paper : 5.31%

Caisse Des Depots et Consignations 144A(z)	0.22	8-17-2015	4,000,000	3,997,360
Caisse Des Depots et Consignations 144A(z)	0.23	7-30-2015	5,000,000	4,997,125
Changhong Hong Kong Trading Limited (z)	0.43	5-14-2015	4,000,000	3,999,370
China International Marine Containers Company Limited (z)	0.35	5-6-2015	6,000,000	5,999,708
China International Marine Containers Company Limited (z)	0.36	5-7-2015	12,000,000	11,999,280
China Shipping Container Lines Company Limited (z)	0.35	5-5-2015	6,000,000	5,999,767
China Shipping Container Lines Company Limited (z)	0.38	5-6-2015	8,000,000	7,999,578
Chinatex Capital Limited (z)	0.35	5-4-2015	6,000,000	5,999,825
CNPC Finance 144A(z)	0.40	5-8-2015	5,000,000	4,999,611
CNPC Finance 144A(z)	0.40	5-13-2015	4,000,000	3,999,467
CNPC Finance 144A(z)	0.40	5-14-2015	6,000,000	5,999,134
CNPC Finance 144A(z)	0.40	5-18-2015	4,000,000	3,999,244
CNPC Finance 144A(z)	0.40	5-19-2015	12,000,000	11,997,600
CNPC Finance 144A(z)	0.40	5-21-2015	2,000,000	1,999,556
CNPC Finance 144A(z)	0.40	5-22-2015	5,000,000	4,998,833
COFCO Capital Corporation (z)	0.17	5-4-2015	5,000,000	4,999,929
COFCO Capital Corporation (z)	0.17	5-6-2015	4,000,000	3,999,906
COFCO Capital Corporation (z)	0.48	5-5-2015	2,000,000	1,999,893
Erste Abwicklungsanstalt 144A(z)	0.20	7-2-2015	3,000,000	2,998,967
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	4,000,000	3,998,933
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	5,000,000	4,998,633
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	6,000,000	5,996,120
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	2,000,000	1,999,347
Sinochem Company Limited (z)	0.19	6-10-2015	12,000,000	11,997,467
Sinochem Company Limited (z)	0.43	5-6-2015	5,000,000	4,999,701
Sinochem Company Limited (z)	0.43	5-13-2015	5,000,000	4,999,283

				141,973,637

Total Commercial Paper (Cost $1,232,715,970)				1,232,715,970

4

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 4.95%

California : 0.08%

Other Municipal Debt : 0.08%
San Jose CA International Airport Series C (Airport Revenue)	0.30%	6-23-2015	$2,000,000	$2,000,000

Colorado : 0.56%

Variable Rate Demand Note ø: 0.56%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	14,875,000	14,875,000

Connecticut : 0.19%

Variable Rate Demand Note ø: 0.19%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.22	2-1-2026	5,000,000	5,000,000

Florida : 0.11%

Variable Rate Demand Notes ø: 0.11%

Saint Lucie County FL Florida Power and Light Company (Industrial Development Revenue)	0.13	9-1-2028	2,000,000	2,000,000
Tampa Bay FL Allegany Health Systems Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2025	955,000	955,000

				2,955,000

Georgia : 0.19%

Variable Rate Demand Note ø: 0.19%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.43	10-1-2039	5,035,000	5,035,000

Maryland : 0.07%

Variable Rate Demand Note ø: 0.07%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.14	9-1-2044	2,000,000	2,000,000

New York : 0.70%

Variable Rate Demand Notes ø: 0.70%

New York HFA 605 West 42 Street Housing Bonds Series 2014A and 2014B (Housing Revenue, Bank of China LOC)	0.15	5-1-2048	5,000,000	5,000,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	9-15-2015	3,397,000	3,397,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) ±144A	0.90	5-15-2051	4,360,000	4,360,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	7-1-2017	1,000,000	1,000,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	7-1-2015	3,000,000	3,000,000
Yeshiva University New York Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.43	9-1-2024	2,000,000	2,000,000

				18,757,000

North Carolina : 0.10%

Variable Rate Demand Note ø: 0.10%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.15	7-1-2027	2,750,000	2,750,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Ohio : 0.25%

Other Municipal Debt : 0.04%
OhioHealth Corporation (Health Revenue)	0.19%	6-5-2015	$1,000,000	$1,000,000

Variable Rate Demand Note ø: 0.21%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	5,759,000	5,759,000

Oregon : 0.19%

Variable Rate Demand Note ø: 0.19%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.43	5-1-2035	5,000,000	5,000,000

Other : 1.05%

Variable Rate Demand Notes ø: 1.05%

JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.22	12-31-2015	10,000,000	10,000,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2038	18,050,000	18,050,000

				28,050,000

Pennsylvania : 0.11%

Variable Rate Demand Note ø: 0.11%
RBC Municipal Products Incorporated Trust Series E-52 for Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.28	6-1-2015	3,000,000	3,000,000

South Carolina : 0.19%

Other Municipal Debt : 0.19%

South Carolina Public Service Authority Series EE (Utilities Revenue)	0.17	5-6-2015	2,000,000	2,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue) §	0.25	6-1-2015	1,000,000	1,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue) §	0.25	6-1-2015	2,000,000	2,000,000

				5,000,000

Texas : 0.65%

Variable Rate Demand Notes ø: 0.65%

Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.13	2-1-2035	10,000,000	10,000,000
Port of Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue)	0.17	5-1-2033	2,000,000	2,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.41	12-15-2026	5,487,037	5,487,037

				17,487,037

Wisconsin : 0.51%

Variable Rate Demand Note ø: 0.51%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.14	1-1-2042	13,740,000	13,740,000

Total Municipal Obligations (Cost $132,408,037)				132,408,037

Other Instruments : 5.59%
Commonwealth Bank of Australia ±144A	1.07	9-18-2015	2,000,000	2,006,119
DBS Bank Limited Pooled Bank Deposit Product §	0.18	1-1-2050	60,000,000	60,000,000
Dexia Credit Local ±	0.47	11-23-2015	4,000,000	4,002,823
GBG LLC Custody Receipts ±144A§	0.18	9-1-2027	8,459,000	8,459,000
JPMorgan Chase Bank NA ±	0.43	7-17-2015	5,000,000	5,000,253
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.18	1-1-2050	60,000,000	60,000,000

6

Wells Fargo Advantage Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
Overseas Private Investment Corporation ±		0.14%	7-9-2026	$10,000,000	$10,000,000

Total Other Instruments (Cost $149,468,195)					149,468,195

Other Notes : 3.38%

Corporate Bonds and Notes : 3.38%

LTF Real Estate LLC ±144A§		0.25	6-1-2033	14,135,000	14,135,000
Providence Health & Services ±§		0.12	10-1-2042	5,895,000	5,895,000
Racetrac Capital LLC ±§		0.12	9-1-2020	4,250,000	4,250,000
Royal Bank of Canada ±		0.49	12-16-2015	6,000,000	6,007,867
Societe Generale ±§		0.26	1-26-2016	20,000,000	20,000,000
United Overseas Bank Limited §		0.18	1-1-2050	40,000,000	40,000,000

					90,287,867

Total Other Notes (Cost $90,287,867)					90,287,867

Repurchase Agreements ^^: 10.29%
Credit Agricole, dated 4-30-2015, maturity value $89,186,373 (1)		0.12	5-1-2015	89,186,076	89,186,076
Credit Suisse Securities, dated 4-30-2015, maturity value $27,000,090 (2)		0.12	5-1-2015	27,000,000	27,000,000
Credit Suisse Securities, dated 4-30-2015, maturity value $8,000,033 (3)		0.15	5-1-2015	8,000,000	8,000,000
Goldman Sachs & Company, dated 4-1-2015, maturity value $22,005,592 (4) (i)±¢§		0.15	6-1-2015	22,000,000	22,000,000
GX Clarke Company, dated 4-30-2015, maturity value $13,000,054 (5)		0.15	5-1-2015	13,000,000	13,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $3,000,325 (6) (i)±¢§		0.13	5-1-2015	3,000,000	3,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $62,032,033 (7) (i)±¢§		0.30	6-2-2015	62,000,000	62,000,000
Royal Bank of Scotland, dated 4-30-2015, maturity value $39,000,152 (8)		0.14	5-1-2015	39,000,000	39,000,000
Societe Generale (New York), dated 4-30-15, maturity value $12,000,057 (9)		0.17	5-1-2015	12,000,000	12,000,000

Total Repurchase Agreements (Cost $275,186,076)					275,186,076

Total investments in securities (Cost $2,681,067,628)*	100.25%				2,681,067,628

Other assets and liabilities, net	(0.25)				(6,665,935)

Total net assets	100.00%				$2,674,401,693

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 6.50%, 3-3-2016 to 5-1-2045, fair value including accrued interest is $91,849,188.

(2)	U.S. government securities, 0.09% to 6.25%, 7-31-2015 to 8-15-2044, fair value including accrued interest is $27,540,093.

(3)	Commerical papers, 0.00% to 4.50%, 5-1-2015 to 2-15-2025, fair value including accrued interest is $8,160,084.

(4)	Commerical papers, 0.00% to 0.47%, 5-4-2015 to 9-21-2015, fair value including accrued interest is $22,440,000.

(5)	U.S. government securities, 0.15% to 8.50%, 5-27-2015 to 2-20-2045, fair value including accrued interest is $13,293,678.

(6)	Commerical papers, 0.00% to 0.22%, 5-8-2015 to 6-30-2015, fair value including accrued interest is $3,060,144.

(7)	Commerical papers, 0.00% to 0.22%, 5-1-2015 to 10-5-2015, fair value including accrued interest is $63,240,022.

(8)	U.S. government securities, 0.25% to 2.38%, 11-30-2015 to 10-31-2018, fair value including accrued interest is $39,780,252.

(9)	U.S. government securities, 3.00% to 5.50%, 3-20-2030 to 12-20-2064, fair value including accrued interest is $12,360,000.

(i)	Illiquid security
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
SPA	Standby purchase agreement

8

Wells Fargo Advantage Money Market Fund] (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 95.67%

Alabama : 2.33%

Variable Rate Demand Notes ø: 2.33%

Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$4,500,000	$4,500,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.12	6-1-2028	23,800,000	23,800,000

				28,300,000

Arizona : 3.04%

Other Municipal Debt : 0.15%

Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue) §	5.00	1-1-2017	700,000	705,796
Tucson AZ Water System Revenue Refunding Bonds Series 2005 (Water & Sewer Revenue, AGM Insured) §	5.00	7-1-2019	1,120,000	1,129,112

				1,834,908

Variable Rate Demand Notes ø: 2.89%

Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.14	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.14	8-1-2026	1,800,000	1,800,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	7-1-2024	22,350,000	22,350,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.17	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Three C Eloy LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.21	12-1-2025	3,630,000	3,630,000

				35,080,000

California : 9.47%

Other Municipal Debt : 2.35%

California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	22,300,000	22,344,087
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	1,800,000	1,803,762
Los Angeles County CA TRAN Series 2014-15 (GO)	1.50	6-30-2015	1,400,000	1,403,171
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	2,900,000	2,906,592

				28,457,612

Variable Rate Demand Notes ø: 7.12%

ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.12	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	7-15-2035	1,100,000	1,100,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2040	10,865,000	10,865,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	12-15-2034	1,925,000	1,925,000
California GO Deutsche Bank SPEAR/LIFER Trust Series DBE-1364 (GO, Deutsche Bank LIQ) 144A	0.26	5-1-2044	5,295,000	5,295,000
California Kindergarten Series A1 (GO, Citibank NA LOC)	0.12	5-1-2034	20,900,000	20,900,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.12%	11-1-2035	$1,000,000	$1,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2013-0013 Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.13	6-1-2038	2,400,000	2,400,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.12	12-1-2045	7,000,000	7,000,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.13	7-1-2032	9,700,000	9,700,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.14	7-1-2033	11,140,000	11,140,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.15	12-1-2022	2,800,000	2,800,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.13	4-1-2036	11,000,000	11,000,000

				86,425,000

Colorado : 4.98%

Variable Rate Demand Notes ø: 4.98%

Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.23	10-1-2019	1,500,000	1,500,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.16	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.25	10-1-2037	1,500,000	1,500,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.15	4-1-2038	1,700,000	1,700,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	1-1-2032	800,000	800,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.17	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.17	12-1-2020	1,780,000	1,780,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	6-1-2044	2,000,000	2,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.26	11-15-2025	3,400,000	3,400,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.13	1-1-2018	20,000,000	20,000,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.13	4-1-2040	20,035,000	20,035,000

				60,365,000

Connecticut : 0.29%

Variable Rate Demand Note ø: 0.29%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.43	1-1-2038	3,510,000	3,510,000

Delaware : 0.40%

Variable Rate Demand Note ø: 0.40%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.21	1-1-2016	4,885,000	4,885,000

2

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida : 4.53%

Other Municipal Debt : 1.77%

JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05%	5-11-2015	$3,800,000	$3,800,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	5-6-2015	9,200,000	9,200,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	8,500,000	8,506,327

				21,506,327

Variable Rate Demand Notes ø: 2.76%

Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, BHAC/AGC/Syncora Guarantee Incorporated Insured, Citibank NA SPA) 144A	0.14	10-1-2037	11,500,000	11,500,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.19	11-15-2033	7,200,000	7,200,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.20	10-1-2038	14,800,000	14,800,000

				33,500,000

Georgia : 0.79%

Variable Rate Demand Note ø: 0.79%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.12	4-1-2023	9,600,000	9,600,000

Hawaii : 0.64%

Other Municipal Debt : 0.64%

Hawaii Refunding Bonds Series 2005-DF (GO, Ambac Insured) §	5.00	7-1-2025	500,000	504,088
Hawaii Refunding Bonds Series 2005-DG (GO, Ambac Insured) §	5.00	7-1-2016	1,000,000	1,008,192
Hawaii Refunding Bonds Series 2005-DG (GO, Ambac Insured) §	5.00	7-1-2017	500,000	504,029
Honolulu HI City & County Series 2005-A (GO, National Insured) §	5.00	7-1-2028	1,900,000	1,915,437
Honolulu HI City & County Series 2005-A (GO, National Insured) §	5.00	7-1-2029	1,570,000	1,582,994
Honolulu HI City & County Series 2005-D (GO, National Insured) §	5.00	7-1-2015	1,000,000	1,008,125
Honolulu HI City & County Series 2005-F (GO, National Insured) §	5.25	7-1-2020	1,200,000	1,210,165

				7,733,030

Illinois : 4.23%

Variable Rate Demand Notes ø: 4.23%

Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.18	7-1-2023	4,200,000	4,200,000
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.14	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.14	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.13	1-1-2035	2,885,000	2,885,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.26	7-1-2044	2,585,000	2,585,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.24	4-1-2051	5,000,000	5,000,000
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2031	25,000,000	25,000,000
Tender Option Bond Trust Receipts (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.21	2-1-2033	4,200,000	4,200,000

				51,316,000

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Indiana : 1.85%

Other Municipal Debt : 0.35%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00%	1-5-2016	$4,175,000	$4,225,241

Variable Rate Demand Notes ø: 1.50%

Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	2-1-2033	2,000,000	2,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.12	5-1-2016	5,850,000	5,850,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.13	3-1-2041	1,445,000	1,445,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.31	12-1-2016	375,000	375,000
Spencer County IN American Iron Oxide Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.28	9-1-2018	8,600,000	8,600,000

				18,270,000

Iowa : 0.55%

Variable Rate Demand Notes ø: 0.55%

Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.13	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC) §	0.17	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas : 0.14%

Variable Rate Demand Note ø: 0.14%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.16	11-1-2020	1,640,000	1,640,000

Kentucky : 0.52%

Other Municipal Debt : 0.18%

Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	1,250,000	1,252,420
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured) §	5.00	7-1-2016	900,000	907,452

				2,159,872

Variable Rate Demand Note ø: 0.34%
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.26	7-1-2032	4,090,000	4,090,000

Louisiana : 1.21%

Variable Rate Demand Notes ø: 1.21%

Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.21	3-1-2025	4,000,000	4,000,000
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.13	10-1-2033	10,700,000	10,700,000

				14,700,000

4

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Maryland : 2.14%

Other Municipal Debt : 0.64%

Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.04%	5-15-2015	$5,000,000	$5,000,000
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.05	5-15-2015	2,700,000	2,700,000

				7,700,000

Variable Rate Demand Notes ø: 1.50%

Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.13	12-3-2035	910,000	910,000
Maryland CDA Housing & Community Residential Series M (Housing Revenue, TD Bank NA SPA)	0.12	9-1-2043	14,300,000	14,300,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.16	7-1-2041	3,000,000	3,000,000

				18,210,000

Massachusetts : 1.11%

Other Municipal Debt : 0.61%

Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	6,605,000	6,699,871
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2021	700,000	710,037

				7,409,908

Variable Rate Demand Notes ø: 0.50%

Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.14	7-1-2027	5,000,000	5,000,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.23	6-1-2018	1,000,000	1,000,000

				6,000,000

Michigan : 3.62%

Variable Rate Demand Notes ø: 3.62%

Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.13	6-1-2034	300,000	300,000
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014-F-1 Barclays Residual Interest Bonds Trust Series 2014-7-WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.21	6-1-2015	9,500,000	9,500,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.17	11-15-2047	3,000,000	3,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.17	11-15-2049	800,000	800,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.17	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.30	4-1-2042	28,480,000	28,480,000

				43,880,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Minnesota : 0.58%

Other Municipal Debt : 0.12%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00%	12-1-2015	$1,500,000	$1,506,582

Variable Rate Demand Notes ø: 0.46%

Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	2-1-2027	1,330,000	1,330,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	6-1-2032	700,000	700,000

				5,580,000

Missouri : 1.43%

Other Municipal Debt : 0.25%
Missouri HEFA Health Care Series 2014-E (GO)	0.08	7-7-2015	3,000,000	3,000,000

Variable Rate Demand Notes ø: 1.18%

Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.13	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, BHAC/Ambac Insured, Credit Suisse LIQ) 144A	0.15	12-1-2036	12,235,000	12,235,000

				14,395,000

Nebraska : 0.51%

Variable Rate Demand Note ø: 0.51%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.05	9-1-2031	6,190,000	6,190,000

Nevada : 2.75%

Variable Rate Demand Notes ø: 2.75%

Clark County NV Deutsche Bank SPEAR/LIFER Trust Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.21	7-1-2025	5,660,000	5,660,000
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.16	4-15-2041	9,660,000	9,660,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.18	10-1-2026	5,200,000	5,200,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.18	10-1-2026	5,800,000	5,800,000
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.17	4-15-2041	7,060,000	7,060,000

				33,380,000

New Hampshire : 0.82%

Variable Rate Demand Notes ø: 0.82%

New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.02	6-1-2039	139	139
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.20	10-1-2017	4,935,000	4,935,000

6

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.19%	1-1-2037	$4,980,000	$4,980,000

				9,915,139

New Jersey : 2.61%

Other Municipal Debt : 1.99%

New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.15	6-26-2015	11,200,000	11,200,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.15	6-26-2015	12,900,000	12,900,000

				24,100,000

Variable Rate Demand Notes ø: 0.62%

New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.22	3-1-2029	1,320,000	1,320,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.43	1-1-2038	3,700,000	3,700,000
Tender Option Bond Trust Receipts Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.17	4-1-2023	2,545,000	2,545,000

				7,565,000

New York : 7.43%

Other Municipal Debt : 1.15%

Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	3,900,000	3,900,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	10,000,000	10,014,302

				13,914,302

Variable Rate Demand Notes ø: 6.28%

New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.12	7-1-2031	13,250,000	13,250,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	2,450,000	2,450,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.15	5-1-2038	6,810,000	6,810,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.13	5-1-2048	21,200,000	21,200,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.16	10-1-2031	5,010,000	5,010,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.16	10-1-2031	3,555,000	3,555,000
New York NY Fiscal Series 2014D-4 (GO, TD Bank NA SPA)	0.12	8-1-2040	4,920,000	4,920,000
New York NY Housing Development Corporation Multifamily Housing Revenue Bonds Series C (Housing Revenue)	0.15	11-1-2045	1,000,000	1,000,000
New York NY Municipal Water Finance Authority Sub Series B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.12	6-15-2045	4,900,000	4,900,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.13	6-15-2044	9,550,000	9,550,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.12	11-1-2029	600,000	600,000

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue, M&T Bank LOC)	0.14%	7-1-2017	$1,230,000	$1,230,000
Tender Option Bond Trust Receipts (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	5-1-2017	1,710,000	1,710,000

				76,185,000

North Carolina : 1.38%

Other Municipal Debt : 0.16%
North Carolina Capital Improvement Limited Obligation Series 2011-A (Miscellaneous Revenue)	5.00	5-1-2015	1,940,000	1,940,000

Variable Rate Demand Notes ø: 1.22%

North Carolina Housing Finance Agency AMT Home Ownership Series 18-C (Housing Revenue, TD Bank NA SPA)	0.13	1-1-2035	4,345,000	4,345,000
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.13	7-1-2032	5,410,000	5,410,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.18	7-1-2039	5,015,000	5,015,000

				14,770,000

North Dakota : 1.53%

Other Municipal Debt : 1.39%

Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (GO)	0.07	5-6-2015	15,900,000	15,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	1,000,000	1,000,000

				16,900,000

Variable Rate Demand Note ø: 0.14%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.29	12-1-2022	1,705,000	1,705,000

Ohio : 3.59%

Variable Rate Demand Notes ø: 3.59%

JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2038	15,000,000	15,000,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.14	3-1-2032	8,000,000	8,000,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.14	9-1-2037	19,500,000	19,500,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.43	12-1-2043	1,000,000	1,000,000

				43,500,000

Other : 10.46%

Variable Rate Demand Notes ø: 10.46%

Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.15	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.15	10-1-2015	4,385,000	4,385,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	2-15-2028	27,512,000	27,512,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	1-1-2036	475,000	475,000

8

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26%	6-1-2038	$2,030,000	$2,030,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	10-1-2036	1,190,000	1,190,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	7-1-2037	1,665,000	1,665,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	9-1-2037	295,000	295,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	1-1-2038	6,105,000	6,105,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	9-1-2039	1,331,000	1,331,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	7-1-2036	537,000	537,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.23	12-1-2036	1,865,000	1,865,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	1-1-2018	4,050,000	4,050,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.14	1-15-2047	14,804,000	14,804,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.14	6-15-2036	27,970,000	27,970,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.12	12-15-2045	2,500,000	2,500,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.14	11-15-2036	23,153,000	23,153,000

				126,892,000

Pennsylvania : 2.69%

Other Municipal Debt : 0.20%

Pennsylvania EDFA Series J1 (Industrial Development Revenue, PNC Bank NA LOC)	0.27	5-1-2015	100,000	100,000
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	2,300,000	2,303,281

				2,403,281

Variable Rate Demand Notes ø: 2.49%

Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.11	12-1-2015	7,000,000	7,000,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.21	9-1-2032	1,900,000	1,900,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC) 144A	0.11	2-1-2018	13,595,000	13,595,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.11	6-1-2035	100,000	100,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	4-1-2029	2,325,000	2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.15	2-1-2018	2,085,000	2,085,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.21	12-1-2023	1,200,000	1,200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.21	12-1-2025	2,000,000	2,000,000

				30,205,000

9

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island : 0.18%

Variable Rate Demand Note ø: 0.18%
Narragansett Bay Commission Rhode Island Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.20%	2-1-2037	$2,200,000	$2,200,000

South Carolina : 1.79%

Other Municipal Debt : 1.15%

York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	6-1-2015	4,300,000	4,300,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	6-1-2015	8,700,000	8,700,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	6-1-2015	1,000,000	1,000,000

				14,000,000

Variable Rate Demand Notes ø: 0.64%

Charleston SC Waterworks & Sewer System Series 2010 Clipper Tax-Exempt Certificate Series 2014-1A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.11	1-1-2041	2,500,000	2,500,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.14	3-1-2032	5,210,000	5,210,000

				7,710,000

South Dakota : 0.13%

Variable Rate Demand Note ø: 0.13%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.17	7-1-2037	1,600,000	1,600,000

Tennessee : 0.58%

Other Municipal Debt : 0.37%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO)	0.05	5-19-2015	4,500,000	4,500,000

Variable Rate Demand Note ø: 0.21%
Chattanooga TN Health Education Housing Facilities Series 2013-A Catholic Health Initiatives Deutsche Bank SPEAR/LIFER Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.24	1-1-2045	2,565,000	2,565,000

Texas : 8.01%

Other Municipal Debt : 2.06%

Austin TX Water & Wastewater System Series 2005-A (Water & Sewer Revenue, Ambac Insured) §	5.00	5-15-2026	1,415,000	1,417,692
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue) §	5.00	7-1-2018	965,000	972,954
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	22,500,000	22,603,176

				24,993,822

Variable Rate Demand Notes ø: 5.95%

Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.26	7-1-2032	1,915,000	1,915,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.13	8-1-2039	1,700,000	1,700,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.41	11-1-2035	3,500,000	3,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.26	11-1-2037	10,245,000	10,245,000

10

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured) 144A	0.11%	9-2-2015	$10,000,000	$10,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.17	12-1-2023	3,600,000	3,600,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.21	4-1-2033	5,700,000	5,700,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.17	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10	3-1-2042	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.10	4-1-2027	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.36	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.41	12-15-2026	7,041,892	7,041,892

				72,201,892

Vermont : 0.80%

Variable Rate Demand Notes ø: 0.80%

Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.16	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.16	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia : 1.36%

Other Municipal Debt : 0.14%

Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2022	1,000,000	1,003,356
Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2023	700,000	702,273

				1,705,629

Variable Rate Demand Notes ø: 1.22%

Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.16	4-1-2026	2,200,000	2,200,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	6,810,000	6,810,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.24	11-1-2034	5,835,000	5,835,000

				14,845,000

Washington : 2.26%

Other Municipal Debt : 0.08%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured) §	5.00	11-1-2018	1,000,000	1,000,000

Variable Rate Demand Notes ø: 2.18%

Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	1,380,000	1,380,000

11

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.12%	2-12-2019	$17,450,000	$17,450,000
Washington Housing Finance Commission Ballinger Court Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.14	6-15-2037	5,200,000	5,200,000

				26,430,000

West Virginia : 0.55%

Variable Rate Demand Notes ø: 0.55%

West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.16	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.16	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin : 2.39%

Other Municipal Debt : 0.87%

Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue) §	4.20	7-1-2020	3,400,000	3,423,037
Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue) §	4.25	7-1-2021	1,200,000	1,208,225
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue) §	4.30	7-1-2020	2,400,000	2,416,810
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue) §	4.35	7-1-2021	3,485,000	3,509,707

				10,557,779

Variable Rate Demand Notes ø: 1.52%

West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.32	9-1-2019	535,000	535,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.31	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.13	12-1-2043	8,910,000	8,910,000

				18,445,000

Total Municipal Obligations (Cost $1,160,673,324)				1,160,673,324

Other : 3.55%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) §±144A	0.19	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±	0.18	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) §±144A	0.18	8-1-2040	2,400,000	2,400,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) §144A±	0.19	8-3-2043	7,700,000	7,700,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) §±144A	0.23	6-1-2040	4,000,000	4,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) §±144A	0.20	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) §±144A	0.20	3-4-2045	15,000,000	15,000,000

12

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Other (continued)
Western Asset Municipal Partners Incorporated Series 1 (Citibank NA LIQ)§±144A		0.20%	3-11-2045	$3,700,000	$3,700,000

Total Other (Cost $43,000,000)					43,000,000

Total investments in securities (Cost $1,203,673,324)*	99.22%				1,203,673,324

Other assets and liabilities, net	0.78				9,483,938

Total net assets	100.00%				$1,213,157,262

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts

13

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

RAN	Revenue anticipation notes
RDA	Redevelopment Authority
ROC	Reset option certificates
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes

14

Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 92.06%

Alabama : 0.81%

Variable Rate Demand Note ø: 0.81%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$2,600,000	$2,600,000

Arizona : 3.61%

Other Municipal Debt : 0.19%

Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue) §	5.00	1-1-2017	300,000	302,484
Tucson AZ Water System Revenue Refunding Bonds Series 2005 (Water & Sewer Revenue, AGM Insured) §	5.00	7-1-2019	300,000	302,441

				604,925

Variable Rate Demand Notes ø: 3.42%

Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.14	8-1-2026	700,000	700,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	7-1-2024	6,600,000	6,600,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.17	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (Industrial Development Revenue, Farm Credit Services America LOC)	0.17	5-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Three C Elloy LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.21	6-1-2026	1,175,000	1,175,000

				10,975,000

California : 3.81%

Other Municipal Debt : 2.25%

California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	1,500,000	1,502,986
Los Angeles County CA Series B (GO)	0.05	5-13-2015	3,000,000	3,000,000
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	700,000	701,463
Los Angeles County CA TRAN Series 2014-15 (GO)	1.50	6-30-2015	700,000	701,585
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	1,300,000	1,302,955

				7,208,989

Variable Rate Demand Notes ø: 1.56%

California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2040	395,000	395,000
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	8-15-2031	625,000	625,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.13	7-1-2024	1,495,000	1,495,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2013-0013 Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.13	6-1-2038	800,000	800,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.12	12-1-2045	1,700,000	1,700,000

				5,015,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Colorado : 3.45%

Variable Rate Demand Notes ø: 3.45%

Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.25%	10-1-2037	$1,000,000	$1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	1-1-2032	2,410,000	2,410,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.34	9-1-2023	2,825,000	2,825,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.17	12-1-2031	1,500,000	1,500,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	6-1-2044	1,000,000	1,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.26	11-15-2025	1,000,000	1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.22	11-1-2020	1,335,000	1,335,000

				11,070,000

Florida : 6.13%

Other Municipal Debt : 2.06%

JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05	5-11-2015	1,200,000	1,200,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	5-6-2015	2,900,000	2,900,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	2,500,000	2,501,861

				6,601,861

Variable Rate Demand Notes ø: 4.07%

Alachua County FL Florida Rock Industries Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.17	11-1-2022	1,850,000	1,850,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.17	9-1-2015	925,000	925,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.17	9-1-2015	885,000	885,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.41	7-1-2025	1,000,000	1,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.19	11-15-2033	2,400,000	2,400,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.20	10-1-2038	6,000,000	6,000,000

				13,060,000

Hawaii : 1.18%

Other Municipal Debt : 1.18%

Hawaii Refunding Bonds Series 2005-DF (GO, Ambac Insured) §	5.00	7-1-2025	500,000	504,088
Hawaii Refunding Bonds Series 2005-DG (GO, Ambac Insured) §	5.00	7-1-2016	600,000	604,915
Hawaii Refunding Bonds Series 2005-DG (GO, Ambac Insured) §	5.00	7-1-2017	200,000	201,612
Honolulu HI City & County Series 2005-A (GO, National Insured) §	5.00	7-1-2028	600,000	604,875
Honolulu HI City & County Series 2005-A (GO, National Insured) §	5.00	7-1-2029	450,000	453,724
Honolulu HI City & County Series 2005-D (GO, National Insured) §	5.00	7-1-2015	1,000,000	1,008,125
Honolulu HI City & County Series 2005-F (GO, National Insured) §	5.25	7-1-2020	400,000	403,388

				3,780,727

Illinois : 3.05%

Variable Rate Demand Notes ø: 3.05%

Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.16	7-1-2033	1,890,000	1,890,000

2

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.13%	1-1-2035	$4,600,000	$4,600,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.57	10-1-2021	695,000	695,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.15	7-1-2029	2,600,000	2,600,000

				9,785,000

Indiana : 1.05%

Other Municipal Debt : 0.31%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	1,000,000	1,012,034

Variable Rate Demand Notes ø: 0.74%

Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	2-1-2033	500,000	500,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.21	10-1-2023	1,865,000	1,865,000

				2,365,000

Iowa : 0.68%

Variable Rate Demand Notes ø: 0.68%

Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.16	11-1-2016	680,000	680,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.23	6-1-2028	1,500,000	1,500,000

				2,180,000

Kansas : 0.84%

Variable Rate Demand Notes ø: 0.84%

Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.18	6-1-2020	550,000	550,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.21	8-1-2027	2,130,000	2,130,000

				2,680,000

Kentucky : 1.41%

Other Municipal Debt : 0.25%

Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	500,000	500,968
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured) §	5.00	7-1-2016	300,000	302,484

				803,452

Variable Rate Demand Notes ø: 1.16%

Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.22	10-1-2019	1,860,000	1,860,000

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.21%	9-1-2022	$1,850,000	$1,850,000

				3,710,000

Louisiana : 3.65%

Variable Rate Demand Notes ø: 3.65%

Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.15	3-1-2043	7,685,000	7,685,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.19	12-1-2036	4,000,000	4,000,000

				11,685,000

Maryland : 0.97%

Other Municipal Debt : 0.97%

Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.04	5-15-2015	1,600,000	1,600,000
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.05	5-15-2015	1,500,000	1,500,000

				3,100,000

Massachusetts : 2.36%

Other Municipal Debt : 0.80%

Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	2,240,000	2,272,162
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2021	300,000	304,301

				2,576,463

Variable Rate Demand Note ø: 1.56%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.14	7-1-2027	5,000,000	5,000,000

Michigan : 5.72%

Variable Rate Demand Notes ø: 5.72%

Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.13	6-1-2034	500,000	500,000
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014-F-1 Barclays Residual Interest Bonds Trust Series 2014-7-WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.21	6-1-2015	2,400,000	2,400,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.17	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.18	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.30	4-1-2042	7,555,000	7,555,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16	1-1-2032	1,730,000	1,730,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16	1-1-2032	1,825,000	1,825,000

4

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16%	1-1-2035	$1,955,000	$1,955,000

				18,330,000

Minnesota : 5.25%

Other Municipal Debt : 0.16%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	500,000	502,194

Variable Rate Demand Notes ø: 5.09%

Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.24	5-1-2019	985,000	985,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	2-1-2027	1,295,000	1,295,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	6-1-2032	2,140,000	2,140,000

				16,310,000

Missouri : 2.06%

Other Municipal Debt : 1.56%
Missouri HEFA Health Care Series 2014-E (GO)	0.08	7-7-2015	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.50%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	4-1-2026	1,595,000	1,595,000

Nebraska : 1.34%

Variable Rate Demand Note ø: 1.34%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.05	9-1-2031	4,310,000	4,310,000

Nevada : 1.72%

Variable Rate Demand Notes ø: 1.72%

Clark County NV Deutsche Bank SPEAR/LIFER Trust Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.21	7-1-2025	1,500,000	1,500,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.18	10-1-2026	2,000,000	2,000,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.18	10-1-2026	2,000,000	2,000,000

				5,500,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 0.51%

Variable Rate Demand Note ø: 0.51%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.19%	1-1-2037	$1,645,000	$1,645,000

New Jersey : 3.52%

Other Municipal Debt : 2.56%

New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.15	6-26-2015	4,900,000	4,900,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.15	6-26-2015	3,300,000	3,300,000

				8,200,000

Variable Rate Demand Notes ø: 0.96%

New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.21	3-1-2029	660,000	660,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.43	1-1-2038	2,425,000	2,425,000

				3,085,000

New York : 3.67%

Other Municipal Debt : 0.34%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	1,100,000	1,100,000

Variable Rate Demand Notes ø: 3.33%

New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	600,000	600,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.13	5-1-2048	4,300,000	4,300,000
New York NY Housing Development Corporation (Housing Revenue)	0.15	5-1-2049	3,260,000	3,260,000
New York NY Housing Development Corporation Multifamily Housing Revenue Bonds Series C (Housing Revenue)	0.15	11-1-2045	300,000	300,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.12	11-1-2029	2,200,000	2,200,000

				10,660,000

North Carolina : 0.89%

Other Municipal Debt : 0.31%
North Carolina Capital Improvement Limited Obligation Series 2011-A (Miscellaneous Revenue)	5.00	5-1-2015	1,000,000	1,000,000

Variable Rate Demand Note ø: 0.58%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.14	12-1-2026	1,850,000	1,850,000

North Dakota : 1.59%

Other Municipal Debt : 1.59%

Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (GO)	0.07	5-6-2015	4,600,000	4,600,000

6

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)

North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00%	5-1-2015	$500,000	$500,000

				5,100,000

Ohio : 1.86%

Variable Rate Demand Notes ø: 1.86%

Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.14	3-1-2032	2,000,000	2,000,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.43	12-1-2043	550,000	550,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	8-1-2038	3,400,000	3,400,000

				5,950,000

Oklahoma : 0.16%

Variable Rate Demand Note ø: 0.16%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.23	3-1-2018	500,000	500,000

Other : 10.27%

Variable Rate Demand Notes ø: 10.27%

Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.15	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.15	10-1-2015	5,675,000	5,675,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	2-15-2028	7,651,000	7,651,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	9-1-2039	2,329,000	2,329,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.26	7-1-2037	305,000	305,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	1-1-2018	6,000,000	6,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.14	5-1-2017	3,036,000	3,036,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.14	6-15-2036	3,930,000	3,930,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.12	12-15-2045	1,100,000	1,100,000

				32,926,000

Pennsylvania : 2.61%

Other Municipal Debt : 0.22%
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	700,000	700,999

Variable Rate Demand Notes ø: 2.39%

Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.21	5-1-2036	1,255,000	1,255,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.21	9-1-2032	5,400,000	5,400,000

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.21%	8-1-2022	$1,000,000	$1,000,000

				7,655,000

South Carolina : 0.48%

Variable Rate Demand Note ø: 0.48%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.43	11-1-2029	1,545,000	1,545,000

Tennessee : 2.00%

Other Municipal Debt : 0.44%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO)	0.05	5-19-2015	1,400,000	1,400,000

Variable Rate Demand Note ø: 1.56%
Chattanooga TN Health Education Housing Facilities Series 2013-A Catholic Health Initiatives Deutsche Bank SPEAR/LIFER Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.24	1-1-2045	5,000,000	5,000,000

Texas : 5.97%

Other Municipal Debt : 0.85%

Austin TX Water & Wastewater System Series 2005-A (Water & Sewer Revenue, Ambac Insured) §	5.00	5-15-2026	400,000	400,761
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue) §	5.00	7-1-2018	300,000	302,473
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	1,000,000	1,004,609
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	1,000,000	1,014,328

				2,722,171

Variable Rate Demand Notes ø: 5.12%

Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.17	5-1-2036	500,000	500,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.41	11-1-2035	1,500,000	1,500,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.17	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.21	4-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10	3-1-2042	6,000,000	6,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.36	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.41	12-15-2026	3,286,548	3,286,548

				16,416,548

Utah : 0.25%

Variable Rate Demand Note ø: 0.25%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.17	10-1-2021	800,000	800,000

8

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Vermont : 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.12%	10-1-2034	$995,000	$995,000

Virginia : 1.56%

Other Municipal Debt : 0.19%

Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2022	385,000	386,292
Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2023	210,000	210,682

				596,974

Variable Rate Demand Notes ø: 1.37%

Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	1,945,000	1,945,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.24	11-1-2034	2,455,000	2,455,000

				4,400,000

Washington : 2.57%

Other Municipal Debt : 0.12%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured) §	5.00	11-1-2018	390,000	390,000

Variable Rate Demand Notes ø: 2.45%

Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	920,000	920,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.16	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.16	8-1-2026	2,040,000	2,040,000

				7,850,000

Wisconsin : 4.75%

Other Municipal Debt : 1.06%

Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue) §	4.20	7-1-2020	1,025,000	1,031,945
Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue) §	4.25	7-1-2021	540,000	543,701
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue) §	4.30	7-1-2020	700,000	704,902
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue) §	4.35	7-1-2021	1,100,000	1,107,797

				3,388,345

Variable Rate Demand Notes ø: 3.69%

Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.16	11-1-2020	1,155,000	1,155,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	12-1-2021	1,135,000	1,135,000

9

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)		0.15%	11-1-2020	$1,030,000	$1,030,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)		0.16	12-1-2022	1,180,000	1,180,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.31	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)		0.19	8-1-2019	3,420,000	3,420,000

					11,820,000

Total Municipal Obligations (Cost $295,056,682)					295,056,682

Other : 6.43%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§		0.19	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§		0.18	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§		0.18	8-1-2040	1,000,000	1,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§		0.19	8-3-2043	2,300,000	2,300,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1(Deutsche Bank Trust Company LIQ) 144A±§		0.23	6-1-2040	2,000,000	2,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.20	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§		0.20	3-4-2045	7,000,000	7,000,000

Total Other (Cost $20,600,000)					20,600,000

Other Instruments : 1.15%
York County SC PCR Series 2000B-1		0.25	6-1-2015	1,300,000	1,300,000
York County SC PCR Series 2000B-2		0.25	6-1-2015	2,400,000	2,400,000

Total Other Instruments (Cost $3,700,000)					3,700,000

Total investments in securities (Cost $319,356,682)*	99.64%				319,356,682

Other assets and liabilities, net	0.36				1,158,872

Total net assets	100.00%				$320,515,554

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation

10

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LLP	Limited liability partnership
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes

11

Wells Fargo Advantage Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 100.75%

Alabama : 2.62%

Variable Rate Demand Notes ø: 2.62%

Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.27%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.10	8-1-2031	6,000,000	6,000,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.11	8-1-2017	12,000,000	12,000,000
Mobile AL Industrial Development Board PCR Power Company Barry Plant Project Series 2007 C (Industrial Development Revenue)	0.14	6-1-2034	11,250,000	11,250,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011A (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.12	6-1-2028	30,300,000	30,300,000

				67,450,000

Arizona : 0.84%

Other Municipal Debt : 0.21%

Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue)	5.00	7-1-2015	2,400,000	2,419,872
Tucson AZ Water System Revenue Refunding Bonds Series 2005 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	2,900,000	2,923,594

				5,343,466

Variable Rate Demand Notes ø: 0.63%

Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.16	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	7-1-2024	6,105,000	6,105,000

				16,240,000

California : 11.11%

Other Municipal Debt : 3.00%

California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	56,200,000	56,311,109
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	4,700,000	4,709,823
Los Angeles County CA TRAN Series 2014-15 (GO)	1.50	6-30-2015	5,400,000	5,412,230
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	10,735,000	10,759,401

				77,192,563

Variable Rate Demand Notes ø: 8.11%

California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.11	11-1-2040	73,160,000	73,160,000
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.17	3-1-2031	21,430,000	21,430,000
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	8-15-2031	7,000,000	7,000,000
California Kindergarten Series A1 (GO, Citibank NA LOC)	0.12	5-1-2034	1,000,000	1,000,000
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C (Health Revenue, Credit Suisse LIQ) 144A	0.11	11-15-2048	24,446,525	24,446,525
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.12	11-1-2035	1,140,000	1,140,000
California University System Series A Citigroup Eagle Trust Series 30 Class A (Education Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144A	0.12	11-1-2035	5,000,000	5,000,000
Eclipse Funding Trust Series 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.11	8-1-2032	10,085,000	10,085,000

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2013-0013 Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.13%	6-1-2038	$6,700,000	$6,700,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.12	12-1-2045	17,010,000	17,010,000
Los Angeles CA DW&P System Series D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-85 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.11	7-1-2022	600,000	600,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.13	7-1-2032	5,000,000	5,000,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.11	8-15-2027	10,000,000	10,000,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA)	0.12	4-1-2038	5,300,000	5,300,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.12	11-1-2039	2,700,000	2,700,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.12	9-1-2038	12,070,000	12,070,000
Ventura County CA Community College District Series 2015 PUTTER Series 2015-XF0138 (GO, JPMorgan Chase & Company LIQ) 144A	0.12	2-1-2023	6,000,000	6,000,000

				208,641,525

Colorado : 2.97%

Variable Rate Demand Notes ø: 2.97%

Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.25	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR II R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.14	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.17	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.17	12-1-2020	3,660,000	3,660,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	6-1-2044	34,025,000	34,025,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.26	11-15-2025	10,155,000	10,155,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2038	7,695,000	7,695,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.13	11-15-2034	3,330,000	3,330,000

				76,540,000

Connecticut : 0.23%

Variable Rate Demand Note ø: 0.23%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.25	1-1-2038	6,000,000	6,000,000

District of Columbia : 0.14%

Variable Rate Demand Note ø: 0.14%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.13	7-1-2032	3,600,000	3,600,000

Florida : 7.95%

Other Municipal Debt : 2.53%

JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05	5-11-2015	10,965,000	10,965,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	5-6-2015	25,100,000	25,100,000

2

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)

Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00%	6-1-2015	$29,000,000	$29,021,585

				65,086,585

Variable Rate Demand Notes ø: 5.42%

Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.12	2-1-2039	7,115,000	7,115,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.14	11-15-2036	8,595,000	8,595,000
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.11	1-9-2017	21,025,000	21,025,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.26	7-1-2025	12,740,000	12,740,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.11	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.23	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2038	3,665,000	3,665,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.10	8-1-2028	4,170,000	4,170,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.14	10-1-2041	5,990,000	5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.19	11-15-2033	8,400,000	8,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.20	10-1-2038	49,190,000	49,190,000

				139,495,000

Georgia : 1.19%

Variable Rate Demand Notes ø: 1.19%

Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.13	11-1-2030	7,320,000	7,320,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.12	1-1-2016	8,795,000	8,795,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.12	7-1-2020	14,605,000	14,605,000

				30,720,000

Hawaii : 1.09%

Other Municipal Debt : 0.79%

Hawaii Refunding Bonds Series 2005-DG (GO, Ambac Insured)	5.00	7-1-2015	4,700,000	4,738,328
Honolulu HI City & County Series 2005-A (GO, National Insured)	5.00	7-1-2015	10,980,000	11,070,148
Honolulu HI City & County Series 2005-D (GO, National Insured)	5.00	7-1-2015	1,000,000	1,008,125
Honolulu HI City & County Series 2005-F (GO, National Insured)	5.25	7-1-2015	3,400,000	3,428,802

				20,245,403

Variable Rate Demand Notes ø: 0.30%

Hawaii Refunding Bonds Series 2005-DF (GO, Ambac Insured)	5.00	7-1-2015	1,000,000	1,008,176

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.11%	11-1-2020	$6,665,000	$6,665,000

				7,673,176

Illinois : 2.61%

Variable Rate Demand Notes ø: 2.61%

Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.12	3-1-2035	12,000,000	12,000,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.12	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.20	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC) (i)	0.12	4-1-2035	4,500,000	4,500,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.12	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.24	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority The University of Chicago Medical Center Series 2009D-2 (Health Revenue, PNC Bank NA LOC)	0.13	8-1-2043	6,080,000	6,080,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.13	9-1-2046	4,000,000	4,000,000
Illinois Toll Highway Authority Series 2014D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-88 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.13	1-1-2022	4,165,000	4,165,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.11	6-15-2020	11,040,000	11,040,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.26	3-1-2023	3,545,000	3,545,000

				67,095,000

Indiana : 1.78%

Other Municipal Debt : 0.52%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	13,300,000	13,460,049

Variable Rate Demand Notes ø: 1.26%

Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	2-1-2033	6,240,000	6,240,000
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.14	7-1-2023	26,140,000	26,140,000

				32,380,000

Iowa : 2.44%

Variable Rate Demand Notes ø: 2.44%

Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.13	6-1-2039	60,400,000	60,400,000

4

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.16%	7-1-2041	$2,450,000	$2,450,000

				62,850,000

Kansas : 0.35%

Variable Rate Demand Note ø: 0.35%

Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.11	11-15-2038	9,000,000	9,000,000

Kentucky : 0.79%

Other Municipal Debt : 0.27%

Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	3,850,000	3,857,453
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2015	3,000,000	3,024,841

				6,882,294

Variable Rate Demand Notes ø: 0.52%

Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	10-1-2032	5,740,000	5,740,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	7-1-2038	4,335,000	4,335,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	12-1-2038	3,400,000	3,400,000

				13,475,000

Louisiana : 0.87%

Variable Rate Demand Notes ø: 0.87%

Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.15	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.12	8-1-2017	6,815,000	6,815,000
Louisiana PFFA Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.13	10-1-2033	11,500,000	11,500,000

				22,410,000

Maryland : 2.80%

Other Municipal Debt : 1.91%

Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.04	5-15-2015	33,400,000	33,400,000
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.05	5-15-2015	15,800,000	15,800,000

				49,200,000

Variable Rate Demand Notes ø: 0.89%

Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.13	12-3-2035	1,530,000	1,530,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.12	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.16	7-1-2041	6,000,000	6,000,000

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue, M&T Bank LOC)	0.07%	1-1-2024	$5,425,000	$5,425,000

				22,955,000

Massachusetts : 1.92%

Other Municipal Debt : 0.97%

Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured)	5.00	8-15-2015	24,600,000	24,953,235

Variable Rate Demand Notes ø: 0.95%

Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.11	3-1-2034	10,800,000	10,800,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.21	11-1-2034	13,735,000	13,735,000

				24,535,000

Michigan : 4.11%

Variable Rate Demand Notes ø: 4.11%

Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.13	6-1-2034	2,000,000	2,000,000
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014-F-1 Barclays Residual Interest Bonds Trust Series 2014-7-WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.21	6-1-2015	23,100,000	23,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.17	11-15-2047	1,500,000	1,500,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.17	11-15-2049	250,000	250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.18	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.17	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.17	11-15-2049	300,000	300,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.11	6-1-2020	3,900,000	3,900,000
Michigan Housing Development Authority Rental Housing Series 2012D Deutsche Bank SPEAR/LIFER Trust Series DBE-1121 (Housing Revenue, Deutsche Bank LIQ) 144A	0.26	10-1-2042	5,270,000	5,270,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16	1-1-2032	27,870,000	27,870,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16	1-1-2032	28,675,000	28,675,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.16	1-1-2035	11,000,000	11,000,000

				105,865,000

Minnesota : 3.17%

Other Municipal Debt : 0.17%
Minnesota Rural Water Finance Authority Public Project Constructions Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	4,250,000	4,268,650

6

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 3.00%

Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.11%	7-1-2038	$5,495,000	$5,495,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	10-15-2033	1,375,000	1,375,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.12	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	2-15-2031	1,815,000	1,815,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	5-15-2035	9,235,000	9,235,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.11	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.19	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.08	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.12	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.13	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.14	10-1-2020	2,345,000	2,345,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.11	11-1-2035	8,900,000	8,900,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	2-15-2033	1,065,000	1,065,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.11	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.11	8-1-2034	1,345,000	1,345,000

				77,355,000

Mississippi : 1.30%

Variable Rate Demand Note ø: 1.30%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	11-1-2018	33,460,000	33,460,000

Missouri : 0.67%

Other Municipal Debt : 0.27%
Missouri HEFA Health Care Series 2014-E (GO)	0.08	7-7-2015	7,000,000	7,000,000

Variable Rate Demand Notes ø: 0.40%

Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.11	8-1-2035	5,110,000	5,110,000
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.15	6-1-2037	3,400,000	3,400,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.19	3-1-2022	1,765,000	1,765,000

				10,275,000

Nevada : 0.32%

Variable Rate Demand Note ø: 0.32%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.11	3-1-2036	8,225,000	8,225,000

7

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire : 0.47%

Variable Rate Demand Notes ø: 0.47%

New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.11%	6-1-2039	$6,280,000	$6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.20	10-1-2017	5,920,000	5,920,000

				12,200,000

New Jersey : 3.55%

Other Municipal Debt : 2.38%

New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.15	6-26-2015	61,300,000	61,300,000

Variable Rate Demand Notes ø: 1.17%

New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.16	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.22	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.11	10-1-2030	3,800,000	3,800,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.12	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.27	1-1-2038	15,505,000	15,505,000

				29,985,000

New York : 9.34%

Other Municipal Debt : 1.58%

Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN CP Series 2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	10,625,000	10,625,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	30,000,000	30,042,907

				40,667,907

Variable Rate Demand Notes ø: 7.76%

Nassau County NY Health Care Corporation Series 2009B-1 (Health Revenue, TD Bank NA LOC)	0.12	8-1-2029	17,180,000	17,180,000
New York Cultural Resources Series 2013A Royal Bank of Canada Municipal Product Incorporated Trust Certificates Series O-79 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.14	8-1-2021	5,335,000	5,335,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.13	11-15-2026	25,000,000	25,000,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	5,950,000	5,950,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.13	5-1-2048	58,500,000	58,500,000
New York NY Housing Development Corporation Multifamily Housing Revenue Bonds Series C (Housing Revenue)	0.15	11-1-2045	2,700,000	2,700,000
New York NY Municipal Water and Sewer Finance Authority 2nd General Resolution Fiscal 2011 Sub Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.12	6-15-2043	23,500,000	23,500,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.12	11-1-2029	35,280,000	35,280,000

8

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.12%	8-1-2039	$6,900,000	$6,900,000
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Merrill Lynch PUTTER Series 4744 (Tax Revenue, Bank of America NA LIQ) 144A	0.13	10-15-2031	5,250,000	5,250,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue, M&T Bank LOC)	0.14	7-1-2031	5,355,000	5,355,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue, M&T Bank LOC)	0.14	7-1-2031	6,125,000	6,125,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue, M&T Bank LOC)	0.14	7-1-2017	2,695,000	2,695,000

				199,770,000

North Carolina : 1.33%

Other Municipal Debt : 0.19%
North Carolina Capital Improvement Limited Obligation Series 2011-A (Miscellaneous Revenue)	5.00	5-1-2015	5,000,000	5,000,000

Variable Rate Demand Notes ø: 1.14%

North Carolina Capital Facilities Finance Agency Duke University Project Series 2006A JPMorgan Chase PUTTER Series 3186Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	10-1-2034	15,400,000	15,400,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.10	5-1-2024	2,495,000	2,495,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.10	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.10	7-1-2028	4,230,000	4,230,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.10	12-1-2033	4,400,000	4,400,000

				29,215,000

North Dakota : 2.19%

Other Municipal Debt : 1.85%

Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009 (GO)	0.07	5-6-2015	44,500,000	44,500,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	3,000,000	3,000,000

				47,500,000

Variable Rate Demand Note ø: 0.34%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.11	11-1-2028	8,815,000	8,815,000

Ohio : 3.24%

Variable Rate Demand Notes ø: 3.24%

Allen County OH Hospital Facilities Catholic Healthcare Series A (Health Revenue, Bank of America NA LOC)	0.14	10-1-2031	14,800,000	14,800,000
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2038	52,080,000	52,080,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.43	12-1-2043	2,200,000	2,200,000
Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan Chase PUTTER Series 4387 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	6-1-2021	5,750,000	5,750,000

9

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan Chase PUTTER Series 4388 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.15%	6-1-2021	$5,750,000	$5,750,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.20	9-1-2015	2,810,000	2,810,000

				83,390,000

Oklahoma : 0.23%

Variable Rate Demand Note ø: 0.23%
Oklahoma Turnpike Authority Series 2011A Citigroup ROC Series 11985 (Transportation Revenue, Citibank NA LIQ) 144A	0.14	1-1-2019	6,000,000	6,000,000

Other : 4.58%

Variable Rate Demand Notes ø: 4.58%

Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	2-15-2028	70,317,000	70,317,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	4-1-2019	23,815,000	23,815,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.12	12-15-2045	7,895,000	7,895,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.12	10-15-2029	15,900,000	15,900,000

				117,927,000

Pennsylvania : 2.33%

Other Municipal Debt : 0.27%
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	7,000,000	7,009,987

Variable Rate Demand Notes ø: 2.06%

Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.11	6-1-2035	7,535,000	7,535,000
Montgomery County PA IDA FHA New Regional Medical Center Project Series 2010-3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.16	8-1-2030	17,430,000	17,430,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.16	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.15	2-1-2018	8,295,000	8,295,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.26	8-15-2037	5,770,000	5,770,000

				52,975,000

Rhode Island : 0.78%

Variable Rate Demand Notes ø: 0.78%

Narragansett Bay RI Commission Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.20	2-1-2037	10,030,000	10,030,000
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.16	9-1-2020	10,000,000	10,000,000

				20,030,000

10

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina : 0.90%

Other Municipal Debt : 1.50%

York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25%	6-1-2015	$11,900,000	$11,900,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	6-1-2015	23,900,000	23,900,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	6-1-2015	2,900,000	2,900,000

				38,700,000

Variable Rate Demand Notes ø: 0.90%

Charleston SC Waterworks & Sewer System Series 2010 Clipper Tax-Exempt Certificate Series 2014-1A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.11	1-1-2041	5,000,000	5,000,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.12	8-1-2025	3,245,000	3,245,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.25	11-1-2029	13,510,000	13,510,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.10	11-1-2034	1,525,000	1,525,000

				23,280,000

South Dakota : 0.25%

Variable Rate Demand Note ø: 0.25%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	2-15-2031	6,495,000	6,495,000

Tennessee : 2.27%

Other Municipal Debt : 0.55%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO)	0.05	5-19-2015	14,100,000	14,100,000

Variable Rate Demand Notes ø: 1.72%

Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.10	6-1-2036	1,000,000	1,000,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.13	3-1-2016	21,035,000	21,035,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.14	9-1-2018	4,480,000	4,480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.16	7-1-2034	13,540,000	13,540,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.10	6-1-2035	4,365,000	4,365,000

				44,420,000

Texas : 7.79%

Other Municipal Debt : 1.59%

Austin TX Water & Wastewater System Series 2005-A (Water & Sewer Revenue, Ambac Insured)	5.00	5-15-2015	3,400,000	3,406,469
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue)	5.00	7-1-2015	3,300,000	3,327,202
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	31,800,000	31,945,549
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	2,100,000	2,130,088

				40,809,308

11

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 6.20%

Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.11%	9-1-2039	$4,000,000	$4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.12	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	10-1-2018	16,460,000	16,460,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.12	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	2-15-2032	5,090,000	5,090,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.11	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.17	12-1-2023	7,100,000	7,100,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.12	1-1-2048	4,440,000	4,440,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.10	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.10	3-1-2042	41,500,000	41,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.11	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.10	3-1-2039	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.36	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.41	12-15-2026	5,935,138	5,935,138

				159,595,138

Utah : 0.38%

Variable Rate Demand Note ø: 0.38%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.13	12-1-2034	9,675,000	9,675,000

Vermont : 1.10%

Variable Rate Demand Notes ø: 1.10%

Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.12	10-1-2028	1,805,000	1,805,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.12	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.12	10-1-2034	9,065,000	9,065,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.12	10-1-2029	1,665,000	1,665,000
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC)	0.11	9-1-2038	12,550,000	12,550,000

				28,225,000

12

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virginia : 1.85%

Other Municipal Debt : 0.21%

Loudoun County VA Public Improvement Series 2005-B (GO)	4.00%	6-1-2015	$5,300,000	$5,317,592

Variable Rate Demand Notes ø: 1.64%

Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	18,015,000	18,015,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.10	12-1-2033	3,215,000	3,215,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.24	11-1-2034	4,940,000	4,940,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.24	11-1-2034	6,670,000	6,670,000
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.15	8-1-2033	9,340,000	9,340,000

				42,180,000

Washington : 1.17%

Other Municipal Debt : 0.13%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured)	5.00	5-1-2015	3,400,000	3,400,000

Variable Rate Demand Notes ø: 1.04%

King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.18	1-1-2039	7,890,000	7,890,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.16	5-1-2015	520,000	520,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	2,415,000	2,415,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009-A Deutsche Bank SPEAR/LIFER Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.31	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.13	6-1-2032	5,775,000	5,775,000
Washington Various Purposes Series 2007A Austin Trust Series Bank of America 2008-1121 (GO, AGM Insured, Bank of America NA LIQ) 144A	0.16	7-1-2029	6,665,000	6,665,000

				26,640,000

Wisconsin : 5.73%

Other Municipal Debt : 1.06%

Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue)	4.20	7-1-2015	8,850,000	8,909,964
Wisconsin Transportation Revenue Bonds Series 2005-B (Transportation Revenue)	4.25	7-1-2015	3,200,000	3,221,934
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue)	4.30	7-1-2015	6,000,000	6,042,009
Wisconsin Transportation Revenue Bonds Series 2007-A (Miscellaneous Revenue)	4.35	7-1-2015	9,100,000	9,164,504

				27,338,411

Variable Rate Demand Notes ø: 4.67%

Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.09	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.13	1-1-2027	2,350,000	2,350,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.11	5-1-2020	26,755,000	26,755,000

13

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.26%	4-15-2035	$7,500,000	$7,500,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.31	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Series 2012 Deutsche Bank SPEAR/LIFER Trust DBE-1334 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	11-15-2044	10,890,000	10,890,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.09	9-1-2036	14,700,000	14,700,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.12	12-1-2033	7,500,000	7,500,000

				120,005,740

Total Municipal Obligations (Cost $2,631,838,029)				2,631,838,029

Other : 0.58%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.23	6-1-2040	14,900,000	14,900,000

Total Other (Cost $14,900,000)				14,900,000

Total investments in securities (Cost $2,646,738,029)*	102.83%			2,646,738,029

Other assets and liabilities, net	(2.83)			(72,803,747)

Total net assets	100.00%			$2,573,934,282

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DW&P	Department of Water & Power
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement

14

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
PUTTER	Puttable tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
ROC	Reset option certificates
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

15

Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 80.11%
Bank of Montreal, dated 4-30-2015, maturity value $100,000,222 (1)		0.08%	5-1-2015	$100,000,000	$100,000,000
Bank of Nova Scotia, dated 4-30-2015, maturity value $1,000,002,778 (2)		0.10	5-1-2015	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 4-1-2015, maturity value $100,008,333 (3) ¢±§		0.10	5-1-2015	100,000,000	100,000,000
Barclays Capital Incorporated, dated 4-28-2015, maturity value $500,006,806 (4)		0.07	5-5-2015	500,000,000	500,000,000
Barclays Capital Incorporated, dated 4-30-2015, maturity value $1,000,002,222 (5)		0.08	5-1-2015	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 4-30-2015, maturity value $150,000,417 (6)		0.10	5-1-2015	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 4-30-2015, maturity value $300,000,833 (7)		0.10	5-1-2015	300,000,000	300,000,000
Citigroup Global Markets, dated 4-30-2015, maturity value $250,003,889 (8)		0.08	5-7-2015	250,000,000	250,000,000
Credit Agricole, dated 4-24-2015, maturity value $500,006,806 (9)		0.07	5-1-2015	500,000,000	500,000,000
Credit Agricole, dated 4-30-2015, maturity value $796,002,211 (10)		0.10	5-1-2015	796,000,000	796,000,000
Credit Suisse Securities USA, dated 4-30-2015, maturity value $500,001,389 (11)		0.10	5-1-2015	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 4-30-2015, maturity value $1,500,002,083 (12)		0.05	5-1-2015	1,500,000,000	1,500,000,000
HSBC Securities USA Incorporated, dated 4-30-2015, maturity value $200,000,333 (13)		0.06	5-1-2015	200,000,000	200,000,000
JPMorgan Securities, dated 4-1-2015, maturity value $550,045,833 (14) ¢±§		0.10	5-1-2015	550,000,000	550,000,000
JPMorgan Securities, dated 4-30-2015, maturity value $2,000,005,556 (15)		0.10	5-1-2015	2,000,000,000	2,000,000,000
Merrill Pierce Fenner Smith Incorporated, dated 4-30-2015, maturity value $125,000,347 (16)		0.10	5-1-2015	125,000,000	125,000,000
Societe Generale NY, dated 4-30-2015, maturity value $500,002,083 (17)		0.15	5-1-2015	500,000,000	500,000,000
Societe Generale NY, dated 4-30-2015, maturity value $500,009,722 (18)		0.10	5-7-2015	500,000,000	500,000,000

Total Repurchase Agreements (Cost $10,571,000,000)					10,571,000,000

Treasury Debt : 19.83%
U.S. Treasury Note ±		0.07	1-31-2016	170,000,000	169,971,037
U.S. Treasury Note ±		0.09	4-30-2016	170,000,000	170,000,558
U.S. Treasury Note		0.25	5-31-2015	115,000,000	115,012,986
U.S. Treasury Note		0.25	7-15-2015	180,000,000	180,064,800
U.S. Treasury Note		0.25	7-31-2015	60,000,000	60,027,081
U.S. Treasury Note		0.25	9-15-2015	200,000,000	200,125,195
U.S. Treasury Note		0.25	10-15-2015	90,000,000	90,034,878
U.S. Treasury Note		0.25	10-31-2015	260,000,000	260,084,711
U.S. Treasury Note		1.75	7-31-2015	590,000,000	592,454,625
U.S. Treasury Note		1.88	6-30-2015	140,000,000	140,418,599
U.S. Treasury Note		2.13	12-31-2015	140,000,000	141,706,326
U.S. Treasury Note		4.25	8-15-2015	490,000,000	495,960,168

Total Treasury Debt (Cost $2,615,860,964)					2,615,860,964

Total investments in securities (Cost $13,186,860,964)*	99.94%				13,186,860,964

Other assets and liabilities, net	0.06				7,981,399

Total net assets	100.00%				$13,194,842,363

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 3.13%, 2-4-2016 to 2-15-2045, fair value including accrued interest is $102,000,029.

(2)	U.S. government securities, 0.00% to 8.50%, 5-31-2015 to 2-15-2045, fair value including accrued interest is $1,020,000,002.

(3)	U.S. government securities, 0.00% to 3.13%, 11-15-2015 to 2-15-2042, fair value including accrued interest is $102,000,056.

(4)	U.S. government securities, 0.00% to 1.63%, 8-15-2015 to 11-15-2024, fair value including accrued interest is $510,000,099.

(5)	U.S. government securities, 0.00% to 2.38%, 5-15-2015 to 11-15-2024, fair value including accrued interest is $1,020,000,034.

(6)	U.S. government securities, 1.75% to 2.25%, 4-30-2021 to 4-30-2022, fair value including accrued interest is $153,000,094.

(7)	U.S. government securities, 0.00% to 3.25%, 8-15-2015 to 8-15-2022, fair value including accrued interest is $306,000,063.

(8)	U.S. government securities, 0.00% to 2.50%, 10-31-2017 to 2-15-2045, fair value including accrued interest is $255,000,009.

(9)	U.S. government securities, 0.25% to 9.25%, 8-15-2015 to 2-15-2043, fair value including accrued interest is $510,000,010.

(10)	U.S. government securities, 0.38% to 2.38%, 7-15-2015 to 3-31-2022, fair value including accrued interest is $811,920,013.

(11)	U.S. government securities, 0.13% to 4.38%, 9-30-2015 to 5-15-2041, fair value including accrued interest is $510,003,028.

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund

(12)	U.S. government securities, 1.50% to 4.38%, 4-30-2018 to 5-15-2040, fair value including accrued interest is $1,500,002,183.

(13)	U.S. government securities, 0.00%, 2-15-2025, fair value including accrued interest is $204,000,440.

(14)	U.S. government securities, 0.13% to 3.88%, 7-15-2015 to 4-15-2029, fair value including accrued interest is $561,001,000.

(15)	U.S. government securities, 0.25% to 8.75%, 7-31-2015 to 8-15-2043, fair value including accrued interest is $2,040,013,330.

(16)	U.S. government securities, 0.00%, 11-15-2018 to 11-15-2023, fair value including accrued interest is $127,500,000.

(17)	U.S. government securities, 0.00% to 8.88%, 6-15-2015 to 5-15-2037, fair value including accrued interest is $510,000,000.

(18)	U.S. government securities, 0.00% to 4.50%, 6-25-2015 to 2-15-2036, fair value including accrued interest is $510,000,035.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 51.68%

Consumer Discretionary : 10.64%

Auto Components : 0.20%

Delphi Automotive plc	2,416	$200,528
Denso Corporation	155	7,695
Magna International Incorporated	1,310	66,063
Musashi Seimitsu Industry Company Limited	800	16,933
Toyota Industries Corporation	125	7,079

		298,298

Automobiles : 0.05%

Chongqing Changchun Automobile Class B	10,000	32,811
Dongfeng Motor Group Company Limited H Shares	4,280	7,111
Fiat Chrysler Automobiles NV †	1,288	19,180
Harley-Davidson Incorporated	110	6,183

		65,285

Diversified Consumer Services : 0.21%

Kroton Educacional SA	4,300	15,699
LifeLock Incorporated †	320	4,675
New Oriental Education & Technology Group Incorporated †	1,175	30,068
Service Corporation International	2,584	71,525
Sotheby’s	4,357	186,087

		308,054

Hotels, Restaurants & Leisure : 2.20%

Accor SA	400	21,934
Bloomin’ Brands Incorporated	11,669	264,420
Boyd Gaming Corporation †	281	3,709
Buffalo Wild Wings Incorporated †	1,791	285,306
Caesars Acquisition Company Class A †	73	458
Caesars Entertainment Corporation †	1,875	17,794
Carnival Corporation	11,067	486,616
ClubCorp Holdings Incorporated	710	15,542
Compass Group plc	2,236	39,527
Domino’s Pizza Incorporated	4,598	495,894
Hilton Worldwide Holdings Incorporated †	718	20,793
Las Vegas Sands Corporation	376	19,883
Mandarin Oriental International Limited	12,500	20,267
McDonald’s Corporation	4,843	467,592
Melco Crown Entertainment Limited ADR	550	11,231
MGM Resorts International †	4,075	86,186
OPAP SA	1,160	10,378
Pinnacle Entertainment Incorporated †	604	22,203
Sands China Limited	7,200	29,350
Sonic Corporation	15,047	431,097
Starbucks Corporation	3,888	192,767
Starwood Hotels & Resorts Worldwide Incorporated	2,820	242,379
Whitbread plc	297	23,849
Wyndham Worldwide Corporation	194	16,568

		3,225,743

Household Durables : 0.09%

Electrolux AB Class B	730	21,858
GoPro Incorporated Class A †	313	15,675
iRobot Corporation †	280	9,078
Persimmon plc	155	4,024

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Household Durables (continued)

PulteGroup Incorporated	735	$14,186
Sony Corporation †	1,010	30,534
Whirlpool Corporation	226	39,686

		135,041

Internet & Catalog Retail : 0.69%

Amazon.com Incorporated †	556	234,509
Groupon Incorporated †	3,061	21,182
HSN Incorporated	347	21,660
Hyundai Home Shopping Network Corporation	50	6,286
Netflix Incorporated †	88	48,972
Rakuten Incorporated	410	7,163
The Priceline Group Incorporated †(b)	239	295,837
Vipshop Holdings Limited †	12,579	355,860
Zalando SE †144A	692	21,189

		1,012,658

Media : 4.21%

CBS Corporation Class B	8,038	499,401
Charter Communication Incorporated Class A †(b)	3,000	561,180
Clear Channel Outdoor Holdings Incorporated Class A	7,237	82,357
Comcast Corporation Class A	6,095	352,048
DIRECTV Group Incorporated †(b)	10,342	938,071
Discovery Communications Incorporated Class A (b)	751	24,302
Discovery Communications Incorporated Class C †(b)	751	22,703
DISH Network Corporation Class A †	10,136	685,801
JC Decaux SA	8,142	321,642
Liberty Global plc Class A †	8,786	458,102
Loral Space & Communications Incorporated †	245	16,905
ProSiebenSat.1 Media AG	652	33,335
Quebecor Incorporated Class B	700	19,251
SES SA	1,190	41,705
Sirius XM Holdings Incorporated †(b)	41,494	163,901
Sky plc	6,309	104,004
Solocal Group †	8,766	4,899
The Walt Disney Company	5,200	565,344
Time Warner Cable Incorporated	3,028	470,915
Time Warner Incorporated	8,732	737,068
Tribune Media Company Class A	141	7,906
Twenty-First Century Fox Incorporated Class A	1,154	39,328
Wolters Kluwer NV	507	16,426

		6,166,594

Multiline Retail : 0.97%

Dollar General Corporation	4,166	302,910
Dollar Tree Incorporated †(b)	11,474	876,729
Family Dollar Stores Incorporated	2,726	213,010
Intime Retail Group Company Limited	17,500	19,567
Marks & Spencer Group plc	1,416	11,991

		1,424,207

Specialty Retail : 1.39%

Advance Auto Parts Incorporated	830	118,690
AutoZone Incorporated †	816	548,891
CST Brands Incorporated	526	21,939
GNC Holdings Incorporated Class A	432	18,598
L Brands Incorporated	261	23,323
Lowe’s Companies Incorporated	713	49,097
Luk Fook Holdings International Limited	5,000	15,634
O’Reilly Automotive Incorporated †	737	160,541

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Specialty Retail (continued)

Office Depot Incorporated †	6,541	$60,308
Rent-A-Center Incorporated	770	22,792
Signet Jewelers Limited	198	26,558
The Home Depot Incorporated	4,288	458,730
The TJX Companies Incorporated	3,862	249,254
Tiffany & Company	1,876	164,112
Urban Outfitters Incorporated †	480	19,219
Vitamin Shoppe Incorporated †	1,690	70,777
Zhongsheng Group Holdings Limited	4,385	4,002

		2,032,465

Textiles, Apparel & Luxury Goods : 0.63%

Brunello Cucinelli SpA	700	12,985
Crocs Incorporated †	1,665	21,978
Kate Spade & Company †	195	6,377
Lao Feng Xiang Company Limited Class B	2,700	17,059
Michael Kors Holdings Limited †	75	4,640
Nike Incorporated Class B	7,880	778,859
Samsonite International SA	21,300	77,685
Vera Bradley Incorporated †	561	7,989

		927,572

Consumer Staples : 3.48%

Beverages : 1.29%

Anheuser-Busch InBev NV	597	72,684
Anheuser-Busch InBev NV ADR	3,361	403,454
Brown-Forman Corporation Class B	3,598	324,648
C&C Group plc	9,701	39,309
Constellation Brands Incorporated Class A †	7,073	820,044
Diageo plc	2,345	65,103
LT Group Incorporated	27,935	9,326
Monster Beverage Corporation †	394	54,021
The Coca-Cola Company	1,931	78,321
Treasury Wine Estates Limited	2,251	9,872
Yantai Changyu Pioneer Wine Company Limited Class B	4,600	21,248

		1,898,030

Food & Staples Retailing : 0.84%

Alimentation Couche-Tard Incorporated Class B	285	10,909
Costco Wholesale Corporation	3,064	438,305
CVS Health Corporation	97	9,631
E-MART Company Limited	79	16,275
Rite Aid Corporation †	33,328	256,959
Seven & I Holdings Company Limited	606	26,048
Wal-Mart Stores Incorporated	5,465	426,544
Walgreens Boots Alliance Incorporated	573	47,519

		1,232,190

Food Products : 0.91%

Chocoladefabriken Lindt & Sprungli AG	8	514,592
Greencore Group plc	12,109	65,710
Kraft Foods Group Incorporated	4,652	394,258
Mondelez International Incorporated Class A	1,382	53,027
Nestle SA	666	51,671
Post Holdings Incorporated †	552	25,911
The JM Smucker Company (b)	1,241	143,857
TreeHouse Foods Incorporated †	208	16,902

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Food Products (continued)

Unilever NV	434	$18,931
Unilever NV ADR	1,051	45,697

		1,330,556

Household Products : 0.05%

Svenska Cellulosa AB Class B	703	17,782
The Procter & Gamble Company	683	54,305

		72,087

Personal Products : 0.02%
The Estee Lauder Companies Incorporated Class A	350	28,452

Tobacco : 0.37%

British American Tobacco plc	1,416	77,800
Imperial Tobacco Group plc	627	30,617
Lorillard Incorporated	6,117	427,334

		535,751

Energy : 3.93%

Energy Equipment & Services : 0.82%

Baker Hughes Incorporated (b)	4,189	286,779
Halliburton Company (b)	13,347	653,336
Helmerich & Payne Incorporated	200	15,594
Hilong Holding Limited	58,000	21,849
McDermott International Incorporated †	1,810	9,503
National Oilwell Varco Incorporated	374	20,349
Patterson-UTI Energy Incorporated	581	12,985
Petroleum Geo-Services ASA	865	5,743
Schlumberger Limited	1,625	153,741
Trican Well Service Limited	6,085	25,722

		1,205,601

Oil, Gas & Consumable Fuels : 3.11%

Anadarko Petroleum Corporation (b)	5,340	502,495
BG Group plc	1,165	21,102
Cameco Corporation	650	11,427
Cameco Corporation - Toronto Exchange	800	14,070
Canadian Natural Resources Limited	1,010	33,583
Canadian Natural Resources Limited - Toronto Exchange	280	9,304
Cheniere Energy Incorporated †	2,914	222,892
Chevron Corporation	741	82,295
China Suntien Green Energy Corporation H Shares	51,590	13,864
Cobalt International Energy Incorporated †	3,639	38,937
ConocoPhillips (b)	6,813	462,739
Devon Energy Corporation (b)	10,727	731,689
DHT Holdings Incorporated	431	3,448
Diamondback Energy Incorporated †	167	13,789
Enbridge Incorporated	387	20,252
Energy Transfer Equity LP (b)	9,637	642,402
EOG Resources Incorporated (b)	1,588	157,133
Exxon Mobil Corporation (b)	1,600	139,792
HollyFrontier Corporation	515	19,972
Imperial Oil Limited	1,195	52,673
Karoon Gas Australia Limited †	8,629	18,594
Laredo Petroleum Incorporated †	4,171	65,902
Marathon Oil Corporation	625	19,438
PetroChina Company Limited H Shares	24,000	30,954
Phillips 66	2,234	177,179
Pioneer Natural Resources Company	3,757	649,134

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Rice Energy Incorporated †	415	$10,221
Royal Dutch Shell plc Class B	900	28,814
Southwestern Energy Company †	2,349	65,842
Total SA	580	31,407
Tsakos Energy Navigation Limited	2,901	26,631
Valero Energy Corporation	4,015	228,453
Western Refining Incorporated	34	1,498
Whiting Petroleum Corporation †	289	10,956

		4,558,881

Financials : 6.37%

Banks : 1.76%

Alpha Bank AE †	46,425	16,268
Banca Popolare dell’Emilia Romagna Scarl †	2,658	21,864
Banco Santander SA	1,025	7,750
Bangkok Bank PCL - Non-voting	3,000	16,792
Bank of America Corporation	40,796	649,880
Bank of Ireland †	46,190	17,856
Bank of Nova Scotia	707	39,005
CaixaBank SA	4,334	21,737
China Construction Bank H Shares	34,000	33,005
Citigroup Incorporated	1,678	89,471
Citizens Financial Group Incorporated	315	8,206
Comerica Incorporated (b)	5,184	245,773
Eurobank Ergasias SA †	32,520	4,951
Grupo Financiero Galicia SA ADR	520	11,461
HSBC Holdings plc	2,200	21,977
ICICI Bank Limited ADR	2,145	23,445
Industrial & Commercial Bank of China Limited H Shares	35,000	30,361
JPMorgan Chase & Company (b)	3,358	212,428
KeyCorp (b)	11,714	169,267
Mitsubishi UFJ Financial Group Incorporated	8,280	58,824
Nordea Bank AB	2,766	35,142
Piraeus Bank SA †	53,110	23,703
PNC Financial Services Group Incorporated	1,187	108,884
Signature Bank †	5,003	670,852
Standard Chartered plc	595	9,741
Sumitomo Mitsui Financial Group Incorporated	293	12,794
Svenska Handelsbanken AB	399	18,417

		2,579,854

Capital Markets : 1.21%

Affiliated Managers Group Incorporated †(b)	2,108	476,682
Anima Holding SpA †	2,980	26,533
Apollo Global Management LLC Class A	4,705	107,556
BlackRock Incorporated	162	58,958
EFG International AG	1,460	21,430
Fortress Investment Group LLC Class A	8,650	70,238
Henderson Group plc	7,218	30,799
Ichiyoshi Securities Company Limited	2,600	27,914
Julius Baer Group Limited	1,641	85,891
Matsui Securities Company Limited	680	6,318
Motors Liquidation Company GUC Trust	2,920	58,400
The Blackstone Group LP (b)	8,515	348,774
UBS Group AG	1,285	25,671
WL Ross Holding Corporation †	40,000	427,600

		1,772,764

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Consumer Finance : 0.34%

Ally Financial Incorporated †	8,864	$194,033
Santander Consumer USA Holdings Incorporated	11,357	280,404
Springleaf Holdings Incorporated †	540	27,000

		501,437

Diversified Financial Services : 0.95%

BM&F Bovespa SA	3,600	14,828
McGraw Hill Financial Incorporated	3,147	328,232
Mitsubishi UFJ Lease & Finance Company Limited	1,775	9,522
Moody’s Corporation	9,255	995,098
MSCI Incorporated	410	25,088
Rescap Liquidating Trust Unit	1,894	20,076

		1,392,844

Insurance : 0.54%

ACE Limited	498	53,281
Ageas NV	457	17,171
Ambac Financial Group Incorporated †(b)	3,170	72,942
American International Group Incorporated	2,677	150,688
Assicurazioni Generali SpA	1,365	26,671
Delta Lloyd NV	1,298	24,580
Direct Line Insurance Group plc	4,096	19,997
FBD Holdings plc	953	10,299
Marsh & McLennan Companies Incorporated	400	22,464
MetLife Incorporated	1,365	70,011
Ping An Insurance Group Company of China Limited H Shares	1,080	15,445
Principal Financial Group Incorporated	584	29,854
St. James’s Place plc	1,367	18,647
T&D Holdings Incorporated	3,825	55,194
Torchmark Corporation	500	28,055
Unum Group	600	20,742
W.R. Berkley Corporation	1,711	83,822
Zurich Insurance Group AG	225	69,447

		789,310

Real Estate Management & Development : 0.31%

Castellum AB	1,357	21,159
City Developments Limited	2,300	18,506
Daito Trust Construction Company Limited	200	23,290
Deutsche Annington Immobilien SE	3,314	111,235
Deutsche Wohnen AG	783	20,538
E-House China Holdings Limited ADR	925	6,290
Leopalace21 Corporation †	5,700	32,874
Mitsui Fudosan Company Limited	1,060	31,423
Realogy Holdings Corporation †	3,829	181,533
Unite Group plc	1,415	13,010

		459,858

REITs : 1.26%

American Tower Corporation	437	41,310
AvalonBay Communities Incorporated	174	28,595
Campus Crest Communities Incorporated	79,540	503,488
Colony Financial Incorporated (b)	10,596	274,542
Columbia Property Trust Incorporated	564	14,794
Grivalia Properties Real Estate Investment Company	1,329	10,563
Hibernia REIT plc	5,355	7,396
ICADE	196	17,047
Kennedy Wilson Europe Real Estate plc	2,087	35,816
Lamar Advertising Company Class A (b)	3,801	220,306
National Storage REIT	17,910	22,794

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

REITs (continued)

NorthStar Realty Finance Corporation	35,849	$672,527

		1,849,178

Health Care : 8.65%

Biotechnology : 0.50%

Agios Pharmaceuticals Incorporated †	115	10,619
Alnylam Pharmaceuticals Incorporated †	281	28,625
Arena Pharmaceuticals Incorporated †	3,508	15,295
Biogen Incorporated †	132	49,359
Celgene Corporation †	337	36,416
Five Prime Therapeutics Incorporated †	310	6,219
Gilead Sciences Incorporated †(b)	3,632	365,052
Incyte Corporation †	313	30,411
Portola Pharmaceuticals Incorporated †	545	19,451
PTC Therapeutics Incorporated †	250	14,688
Puma Biotechnology Incorporated †	70	12,641
Receptos Incorporated †	94	13,850
Regeneron Pharmaceuticals Incorporated †	115	52,608
Regulus Therapeutics Incorporated †	490	6,150
Tesaro Incorporated †	387	21,080
Vertex Pharmaceuticals Incorporated †	356	43,888

		726,352

Health Care Equipment & Supplies : 2.43%

Becton Dickinson & Company (b)	7,162	1,008,911
Boston Scientific Corporation †	11,412	203,362
Corindus Vascular Robotics Incorporated †	3,835	16,260
Edwards Lifesciences Corporation †	2,027	256,720
IDEXX Laboratories Incorporated †	3,471	435,159
Medtronic plc	19,107	1,422,517
Olympus Corporation †	470	16,925
Paramount Bed Holdings Company Limited	500	13,548
St. Jude Medical Incorporated	1,447	101,362
Zimmer Holdings Incorporated	819	89,959

		3,564,723

Health Care Providers & Services : 1.99%

Acadia Healthcare Company Incorporated †	312	21,372
Aetna Incorporated (b)	3,903	417,114
Brookdale Senior Living Incorporated †	4,628	167,672
Cardinal Health Incorporated	507	42,760
Cigna Corporation	2,179	271,591
Envision Healthcare Holdings Incorporated †	1,185	44,983
Express Scripts Holding Company †	5,254	453,946
HCA Holdings Incorporated †(b)	2,763	204,490
Humana Incorporated	1,625	269,100
UnitedHealth Group Incorporated (b)	6,693	751,263
Universal Health Services Incorporated Class B (b)	2,252	263,371

		2,907,662

Health Care Technology : 0.00%
Careview Communications Incorporated †	14,890	5,806

Life Sciences Tools & Services : 0.69%

Illumina Incorporated †	1,432	263,847

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Life Sciences Tools & Services (continued)

Thermo Fisher Scientific Incorporated	5,937	$746,162

		1,010,009

Pharmaceuticals : 3.04%

AbbVie Incorporated	5,469	353,626
Actavis plc †	6,882	1,946,642
AstraZeneca plc	1,509	103,558
AstraZeneca plc ADR	1,581	108,267
Bristol-Myers Squibb Company	4,059	258,680
Eisai Company Limited	1,645	109,651
Eli Lilly & Company	220	15,811
Endo International plc †	1,399	117,607
Ipsen SA	1,282	73,623
Johnson & Johnson	517	51,286
Merck & Company Incorporated	3,093	184,219
Mylan NV †	2,701	195,174
Novartis AG	301	30,724
Ono Pharmaceutical Company Limited	990	107,295
Perrigo Company plc	393	72,029
Pfizer Incorporated	1,684	57,138
Roche Holding AG	416	119,041
Teva Pharmaceutical Industries Limited ADR	3,326	200,957
TherapeuticsMD Incorporated †	7,930	51,386
UCB SA	592	42,643
Valeant Pharmaceuticals International Incorporated †	1,178	255,544

		4,454,901

Industrials : 6.33%

Aerospace & Defense : 1.26%

Airbus Group NV	5,020	347,896
DigitalGlobe Incorporated †	1,297	41,724
Lockheed Martin Corporation	1,958	365,363
Precision Castparts Corporation (b)	1,132	233,973
Qinetiq Group plc	4,150	12,844
Safran SA	334	24,404
The Boeing Company	1,889	270,769
TransDigm Group Incorporated	2,374	503,596
United Technologies Corporation	458	52,098

		1,852,667

Air Freight & Logistics : 0.87%

Deutsche Post AG	516	16,991
FedEx Corporation	7,023	1,190,890
United Parcel Service Incorporated Class B	620	62,329
UTi Worldwide Incorporated †	685	6,186

		1,276,396

Airlines : 0.26%

AirAsia Bhd	21,100	13,449
Deutsche Lufthansa AG	1,146	15,876
Southwest Airlines Company	6,063	245,915
United Continental Holdings Incorporated †	1,606	95,942
Wizz Air Holdings plc †	200	4,375

		375,557

Building Products : 0.41%

China Lesso Group Holdings Limited Class L	4,315	3,170
Compagnie de Saint-Gobain	750	34,085

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Building Products (continued)

Fortune Brands Home & Security Incorporated	10,281	$458,533
Masco Corporation	1,135	30,066
Owens Corning Incorporated	414	16,005
Sanwa Holdings Corporation	5,700	43,020
Simpson Manufacturing Company Incorporated	549	17,996
Wienerberger AG	330	5,371

		608,246

Commercial Services & Supplies : 0.02%

ACCO Brands Corporation †	700	5,509
Clean Harbors Incorporated †	132	7,293
Knoll Incorporated	952	21,677

		34,479

Construction & Engineering : 0.08%

Abengoa SA Class B	3,755	12,137
AECOM Technology Corporation †	2,419	76,344
Balfour Beatty plc	6,360	23,684
Ellaktor SA †	1,675	3,760

		115,925

Electrical Equipment : 0.91%

Acuity Brands Incorporated	1,148	191,659
Capstone Turbine Corporation †	14,270	8,964
Denyo Company Limited	1,200	18,136
Eaton Corporation plc	100	6,873
Generac Holdings Incorporated †	469	19,553
Nidec Corporation	172	12,866
Schneider Electric SE	1,384	103,452
SolarCity Corporation †(b)	15,977	959,419
Zumtobel Group AG	430	11,803

		1,332,725

Industrial Conglomerates : 0.37%

Danaher Corporation	5,357	438,631
Doosan Corporation	137	15,868
General Electric Company	1,780	48,202
Rheinmetall AG	170	8,704
Siemens AG	242	26,325

		537,730

Machinery : 0.63%

Arcam AB †	840	13,086
Atlas Copco AB Class A	1,354	42,262
Jain Irrigation Systems Limited	35,880	16,110
Kennametal Incorporated	354	12,535
Kone Oyj Class B	876	37,687
Pall Corporation	4,725	459,837
Stanley Black & Decker Incorporated	3,236	319,393
Sulzer AG	237	26,446

		927,356

Marine : 0.01%
Kuehne & Nagel International AG	140	20,998

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Professional Services : 0.02%
Experian Group Limited	1,592	$28,434

Road & Rail : 1.36%

Canadian National Railway Company	800	51,654
Canadian Pacific Railway Limited	285	54,581
CSX Corporation	595	21,474
DSV AS	2,115	73,369
Hertz Global Holdings Incorporated †	430	8,961
Hitachi Transport System Limited	1,300	20,966
J.B. Hunt Transport Services Incorporated	538	46,914
Kansas City Southern	3,408	349,286
Old Dominion Freight Line Incorporated †(b)	3,365	239,352
Saia Incorporated †	3,947	160,840
Union Pacific Corporation (b)	9,058	962,231

		1,989,628

Trading Companies & Distributors : 0.04%

HD Supply Holdings Incorporated †	450	14,850
Mitsubishi Corporation	400	8,631
Rexel SA	1,713	32,284

		55,765

Transportation Infrastructure : 0.09%

BBA Aviation plc	13,172	69,308
Groupe Eurotunnel SE	1,035	16,594
Jiangsu Express Company Limited H Shares	30,000	41,191

		127,093

Information Technology : 7.07%

Communications Equipment : 0.11%

ARRIS Group Incorporated †	1,310	44,114
Cisco Systems Incorporated	2,231	64,320
ParkerVision Incorporated †	9,325	6,341
Ruckus Wireless Incorporated †	4,013	46,872

		161,647

Electronic Equipment, Instruments & Components : 0.16%

Belden Incorporated	57	4,785
CDW Corporation of Delaware	86	3,296
Largan Precision Company Limited	760	76,157
TE Connectivity Limited	804	53,506
Trimble Navigation Limited †	2,812	71,509
WPG Holdings Company Limited	19,000	23,771

		233,024

Internet Software & Services : 3.02%

21Vianet Group Incorporated ADR †	1,090	22,421
Akamai Technologies Incorporated †	1,187	87,577
Alibaba Group Holding Limited ADR †	2,411	195,990
AOL Incorporated †	288	11,491
Baidu Incorporated ADR †(b)	2,124	425,394
CoStar Group Incorporated †	453	92,607
Coupons.com Incorporated †	1,870	23,431
Facebook Incorporated Class A †(b)	9,107	717,358
Gogo Incorporated †	1,364	28,835
Google Incorporated Class A †(b)	1,895	1,039,919
Google Incorporated Class C †	129	69,487

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Internet Software & Services (continued)

Kakaku.com Incorporated	1,800	$27,914
LinkedIn Corporation Class A †(b)	639	161,111
Monster Worldwide Incorporated †	3,580	21,086
NetEase Incorporated ADR	73	9,358
Pandora Media Incorporated †	609	10,865
Qihoo 360 Technology Company Limited ADR †	322	19,417
Tencent Holdings Limited	41,576	858,082
Yahoo! Incorporated †	12,564	534,787
Yelp Incorporated †	250	9,848
Zillow Group Incorporated Class A †	601	58,682

		4,425,660

IT Services : 0.89%

Accenture plc Class A	818	75,788
Automatic Data Processing Incorporated	487	41,171
Cognizant Technology Solutions Corporation Class A †(b)	7,830	458,368
Computer Sciences Corporation	939	60,519
Fujitsu Limited	3,265	21,642
MasterCard Incorporated Class A	3,863	348,481
Optimal Payments plc †	5,432	24,685
Visa Incorporated Class A	4,222	278,863

		1,309,517

Semiconductors & Semiconductor Equipment : 0.60%

Applied Materials Incorporated	1,346	26,637
ARM Holdings plc ADR	3,986	203,246
Canadian Solar Incorporated †	312	11,045
Cypress Semiconductor Corporation	1,263	16,823
GCL-Poly Energy Holdings Limited †	78,500	23,741
Globalwafers Company Limited †	4,017	12,459
Intel Corporation	1,000	32,550
Maxim Integrated Products Incorporated	2,837	93,139
Micron Technology Incorporated †	733	20,619
NXP Semiconductors NV †	897	86,220
SK Hynix Incorporated	361	15,445
Sumco Corporation	8,046	121,400
SunEdison Incorporated †	5,910	149,641
SunEdison Semiconductor Limited †	1,210	27,019
SunPower Corporation †	445	14,325
Taiwan Semiconductor Manufacturing Company Limited ADR	1,100	26,884

		881,193

Software : 1.08%

Activision Blizzard Incorporated	2,945	67,190
Adobe Systems Incorporated †	429	32,630
CDK Global Incorporated	4,922	235,862
Citrix Systems Incorporated †	704	47,281
CommVault Systems Incorporated †(b)	3,173	145,165
Comverse Incorporated †	1,050	25,725
EnerNOC Incorporated †	1,421	15,702
Informatica Corporation †	496	23,843
Intuit Incorporated	3,153	316,340
Microsoft Corporation	2,422	117,806
Oracle Corporation	1,054	45,975
Salesforce.com Incorporated †	1,133	82,505
SAP SE ADR (b)	1,379	104,377
Tangoe Incorporated †	610	8,345
Ubisoft Entertainment SA †	633	11,672
Verint Systems Incorporated †	190	11,672

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Software (continued)

VMware Incorporated Class A †	2,264	$199,458
Workday Incorporated Class A †	984	89,751

		1,581,299

Technology Hardware, Storage & Peripherals : 1.21%

Apple Incorporated (b)	5,210	652,031
Catcher Technology Company Limited	2,000	23,404
EMC Corporation	23,814	640,834
Hewlett-Packard Company	350	11,540
Samsung Electronics Company Limited	17	22,302
Stratasys Limited †	259	9,700
Western Digital Corporation (b)	4,162	406,794

		1,766,605

Materials : 3.56%

Chemicals : 2.65%

Akzo Nobel NV	386	29,534
BASF SE	206	20,466
Cabot Corporation	460	19,660
Celanese Corporation Series A	471	31,256
CF Industries Holdings Incorporated (b)	3,250	934,278
E.I. du Pont de Nemours & Company	600	43,920
Ecolab Incorporated	3,390	379,612
Methanex Corporation	578	34,801
Monsanto Company (b)	3,178	362,165
Platform Specialty Products Corporation †	2,663	71,741
Platform Specialty Products Corporation - Private Placement Shares †(a)(i)	95	2,559
Praxair Incorporated	467	56,941
PTT Global Chemical PCL	5,800	11,216
The Sherwin-Williams Company (b)	3,322	923,516
W.R. Grace & Company †	9,841	951,822
Wacker Chemie AG	125	15,504

		3,888,991

Construction Materials : 0.43%

BRAAS Monier Building Group SA †	300	8,237
CRH plc	1,031	28,810
Holcim Limited	233	18,717
Martin Marietta Materials Incorporated	2,454	350,063
Sumitomo Osaka Cement Company Limited	7,000	22,799
Summit Materials Incorporated Class A †	8,347	197,740

		626,366

Containers & Packaging : 0.08%

Crown Holdings Incorporated †	300	16,278
Packaging Corporation of America	567	39,231
Smurfit Kappa Group plc	1,812	55,477

		110,986

Metals & Mining : 0.31%

Barrick Gold Corporation	22,179	288,771
Barrick Gold Corporation - Toronto Exchange	515	6,693
BHP Billiton plc	594	14,278
Constellium NV Class A †	1,053	19,344
Freeport-McMoRan Incorporated	1,748	40,676
Glencore International plc	3,766	17,891
Reliance Steel & Aluminum Company	735	47,569

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Metals & Mining (continued)

Rio Tinto plc ADR	579	$25,933

		461,155

Paper & Forest Products : 0.09%

International Paper Company	1,440	77,357
Louisiana-Pacific Corporation †	453	6,904
Norbord Incorporated	1,990	40,146

		124,407

Telecommunication Services : 1.22%

Diversified Telecommunication Services : 0.82%

Hellenic Telecommunications Organization SA †	1,525	13,862
Level 3 Communications Incorporated †	235	13,146
Nippon Telegraph & Telephone Corporation	1,530	103,313
Sunrise Communications Group Common Stock †144A	1,035	96,738
Telecom Italia SpA †	10,815	12,765
Telenor ASA	3,719	83,994
Verizon Communications Incorporated (b)	17,343	874,781

		1,198,599

Wireless Telecommunication Services : 0.40%

NTT DOCOMO Incorporated	3,360	59,514
SoftBank Corporation	215	13,440
T-Mobile USA Incorporated †	14,617	497,563
Total Access Communication PCL	5,300	13,923

		584,440

Utilities : 0.43%

Electric Utilities : 0.11%

Cheung Kong Infrastructure Holdings Limited	2,610	22,110
Duke Energy Corporation	400	31,028
Edison International	300	18,282
Empresa Distribuidora y Comercializadora Norte SA ADR †	340	4,842
Hokkaido Electric Power Company Incorporated †	3,600	33,201
Kyushu Electric Power Company Incorporated †	2,200	23,463
Pampa Energia SA ADR †	260	4,233
The Southern Company	230	10,189
Xcel Energy Incorporated	350	11,869

		159,217

Gas Utilities : 0.06%

China Resources Gas Group Limited	3,580	12,433
ENN Energy Holdings Limited	6,000	43,184
Snam SpA	4,031	20,998
Towngas China Company Limited	14,000	15,014

		91,629

Independent Power & Renewable Electricity Producers : 0.21%

China Longyuan Power Group Corporation H Shares	56,350	69,834
Huadian Fuxin Energy Corporation Limited H Shares	25,450	13,689
Huaneng Renewables Corporation Limited H Shares	54,000	23,576
Malakoff Corporation Bhd (a)	3,900	1,991
TerraForm Power Incorporated Class A	2,415	95,465

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name			Shares	Value

Independent Power & Renewable Electricity Producers (continued)

Vivint Solar Incorporated †			7,330	$103,500

				308,055

Multi-Utilities : 0.03%

Centrica plc			6,923	27,031
National Grid plc			1,357	18,256

				45,287

Water Utilities : 0.02%
Guangdong Investment Limited			20,255	30,204

Total Common Stocks (Cost $70,158,541)				75,743,433

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 3.50%

Consumer Discretionary : 1.66%

Hotels, Restaurants & Leisure : 0.58%

Caesars Entertainment Operating Company Incorporated (s)	8.50%	2-15-2020	$15,000	11,475
Caesars Entertainment Operating Company Incorporated (s)	9.00	2-15-2020	715,000	548,763
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	39,933	7,887
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	370,000	278,425

				846,550

Media : 0.48%

iHeartCommunications Incorporated	9.00	3-1-2021	30,000	28,763
iHeartCommunications Incorporated	9.00	9-15-2022	220,000	210,100
iHeartCommunications Incorporated 144A	10.63	3-15-2023	50,000	50,875
iHeartCommunications Incorporated	11.25	3-1-2021	165,000	168,300
Radio One Incorporated 144A	7.38	4-15-2022	170,000	171,700
Time Warner Cable Incorporated	6.55	5-1-2037	35,000	36,276
Time Warner Cable Incorporated	7.30	7-1-2038	25,000	27,718

				693,732

Specialty Retail : 0.49%

Guitar Center Incorporated 144A	6.50	4-15-2019	20,000	17,600
New Albertsons Incorporated	6.63	6-1-2028	20,000	17,200
New Albertsons Incorporated	7.15	7-23-2027	15,000	12,544
New Albertsons Incorporated	7.45	8-1-2029	120,000	116,700
New Albertsons Incorporated	7.75	6-15-2026	25,000	24,250
New Albertsons Incorporated	8.00	5-1-2031	305,000	301,950
New Albertsons Incorporated	8.70	5-1-2030	25,000	25,813
Petco Animal Supplies Incorporated 144A	9.25	12-1-2018	195,000	204,994

				721,051

Textiles, Apparel & Luxury Goods : 0.11%
Quiksilver Incorporated 144A	7.88	8-1-2018	180,000	164,700

Energy : 0.01%

Oil, Gas & Consumable Fuels : 0.01%
Overseas Shipholding Group Incorporated	8.13	3-30-2018	9,000	9,146

Financials : 0.72%

Diversified Financial Services : 0.21%

Lehman Brothers Holdings Incorporated (s)	0.00	12-30-2016	655,000	73,688

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)

Lehman Brothers Holdings Incorporated (s)	7.88%	5-8-2018	$1,350,000	$238,309

				311,997

Insurance : 0.34%
Ambac Assurance Corporation 144A	5.10	6-7-2020	435,281	505,470

REITs : 0.17%

Starwood Waypoint Residential Trust	3.00	7-1-2019	235,000	229,419
Starwood Waypoint Residential Trust	4.50	10-15-2017	15,000	15,516

				244,935

Industrials : 0.64%

Electrical Equipment : 0.39%
SolarCity Corporation (b)	1.63	11-1-2019	590,000	577,463

Transportation Infrastructure : 0.25%
Teekay Offshore Partners LP	6.00	7-30-2019	400,000	359,000

Information Technology : 0.25%

Communications Equipment : 0.01%
Project Homestake Merger Corporation 144A	8.88	3-1-2023	15,000	15,169

IT Services : 0.23%
DynCorp International Incorporated	10.38	7-1-2017	405,000	346,275

Semiconductors & Semiconductor Equipment : 0.01%
SunEdison Incorporated	2.38	4-15-2022	10,000	12,144

Materials : 0.22%

Containers & Packaging : 0.11%
Tekni-Plex Incorporated 144A	9.75	6-1-2019	145,000	155,513

Metals & Mining : 0.11%

Thompson Creek Metals Company Incorporated	7.38	6-1-2018	180,000	155,700
Thompson Creek Metals Company Incorporated	12.50	5-1-2019	15,000	14,400

				170,100

Total Corporate Bonds and Notes (Cost $5,321,379)				5,133,245

			Shares

Exchange-Traded Funds : 0.15%
iShares MSCI All Country World Minimum Volatility ETF			3,059	222,940

Total Exchange-Traded Funds (Cost $225,106)				222,940

			Principal

Foreign Corporate Bonds and Notes @: 0.09%

Consumer Discretionary : 0.09%

Textiles, Apparel & Luxury Goods : 0.09%
Boardriders SA (EUR)	8.88	12-15-2017	125,000	131,935

Total Foreign Corporate Bonds and Notes (Cost $139,549)				131,935

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name			Shares	Value

Investment Companies : 6.85%

Alternative Investment Funds : 6.85%

AQR Managed Futures Strategy Fund Class I			898,468	$10,035,885

Total Investment Companies (Cost $9,068,888)				10,035,885

	Interest rate	Maturity date	Principal

Municipal Obligations : 0.33%

Puerto Rico : 0.33%

Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds Series T (Miscellaneous Revenue) (i)	5.60%	7-1-2030	$650,000	435,052
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	25,000	16,629
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	5,000	3,307
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	25,000	16,518
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	20,000	13,202

Total Municipal Obligations (Cost $542,785)				484,708

		Expiration date	Shares

Participation Notes : 0.66%

Financials : 0.66%

Banks : 0.66%
HSBC Bank plc (National Commercial Bank) †		11-20-2017	35,411	666,910
Merrill Lynch International & Company (Alinma Bank) †		4-16-2018	45,674	298,749

Total Participation Notes (Cost $921,621)				965,659

	Dividend yield

Preferred Stocks : 0.17%

Financials : 0.14%

REITs : 0.13%

American Tower Corporation ±	1.09		1,200	123,120
Campus Crest Communities Incorporated ±	6.15		2,796	66,852

				189,972

Thrifts & Mortgage Finance : 0.01%

FHLMC †	0.00		1,575	7,875
FHLMC †	0.00		294	1,323
FHLMC †	0.00		493	2,288
FNMA †	0.00		1,575	7,875
FNMA †	0.00		559	2,381

				21,742

Industrials : 0.03%

Transportation Infrastructure : 0.03%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	40,514

Total Preferred Stocks (Cost $225,721)				252,228

	Strike price		Contracts

Purchased Call Options : 0.09%
HCA Holdings Incorporated (a)	$65	1-15-2016	9,300	$116,603
HCP Incorporated	45	5-15-2015	10,800	540

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Strike price	Expiration date	Contracts	Value

Purchased Call Options (continued)
Humana Incorporated	$170	5-15-2015	1,700	$2,585
Western Digital Corporation	100	7-17-2015	1,400	4,410

Total Purchased Call Options (Cost $109,516)				124,138

Purchased Put Options : 0.09%
Anthem Incorporated	149	5-15-2015	4,200	7,392
Anthem Incorporated	150	5-15-2015	6,300	13,230
AT&T Incorporated	35	6-19-2015	18,900	22,680
Corning Incorporated	23	5-15-2015	4,400	9,284
S&P 500 Index	1,850	9-18-2015	1,800	47,160
S&P 500 Index	1,975	6-19-2015	2,000	30,300

Total Purchased Put Options (Cost $261,370)				130,046

			Shares

Rights : 0.01%

Financials : 0.00%

Banks : 0.00%
Banco Santander SA †		4-28-2015	1,025	170

Information Technology : 0.01%

IT Services : 0.01%
Optimal Payments plc †		5-1-2015	4,979	10,624

Total Rights (Cost $6,544)				10,794

Warrants : 0.14%

Financials : 0.14%

Banks : 0.11%

Alpha Bank AE †		12-10-2017	1,927	1,125
JPMorgan Chase & Company †		10-28-2018	7,068	166,875

				168,000

Capital Markets : 0.03%
WL Ross Holding Corporation †		6-11-2019	40,000	41,600

Total Warrants (Cost $165,228)				209,600

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes : 1.41%

Consumer Discretionary : 0.26%

Media : 0.26%
Numericable - Societe Francaise du Radiotelephone 144A	6.25%	5-15-2024	$375,000	385,316

Information Technology : 0.02%

Communications Equipment : 0.02%
Intelsat Luxembourg SA	6.75	6-1-2018	25,000	25,188

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value

Materials : 0.94%

Metals & Mining : 0.94%

Consolidated Minerals Limited 144A	8.00%	5-15-2020	$440,000	$280,500
First Quantum Minerals Limited 144A	7.25	5-15-2022	540,000	503,550
Hudbay Minerals Incorporated	9.50	10-1-2020	25,000	26,188
Hudbay Minerals Incorporated 144A	9.50	10-1-2020	535,000	560,413

				1,370,651

Telecommunication Services : 0.19%

Wireless Telecommunication Services : 0.19%
Altice Financing SA 144A	6.63	2-15-2023	275,000	283,250

Total Yankee Corporate Bonds and Notes (Cost $2,173,391)				2,064,405

	Yield		Shares

Short-Term Investments : 28.11%

Investment Companies : 26.54%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11		38,903,636	38,903,636

			Principal

U.S. Treasury Securities : 1.57%

U.S. Treasury Bill #(z)	0.01	6-4-2015	$1,725,000	1,724,985
U.S. Treasury Bill #(z)	0.02	9-17-2015	570,000	569,961

				2,294,946

Total Short-Term Investments (Cost $41,198,362)				41,198,582

			Shares

Securities Sold Short : (17.48%)

Common Stocks : (13.31%)

Consumer Discretionary : (0.94%)

Automobiles : (0.46%)

Ford Motor Company			(23,078)	(364,633)
General Motors Company			(5,707)	(200,087)
Toyota Motor Corporation ADR			(883)	(122,755)

				(687,475)

Hotels, Restaurants & Leisure : (0.03%)

Chipotle Mexican Grill Incorporated †			(10)	(6,213)
Domino’s Pizza Incorporated			(61)	(6,579)
Dunkin’ Brands Group Incorporated			(120)	(6,253)
Jack in the Box Incorporated			(12)	(1,041)
Restaurant Brands International Incorporated			(153)	(6,239)
Starbucks Corporation			(131)	(6,495)
Texas Roadhouse Incorporated			(143)	(4,805)

				(37,625)

Internet & Catalog Retail : (0.12%)
TripAdvisor Incorporated †			(2,171)	(174,744)

Media : (0.23%)

Gannett Company Incorporated			(4,013)	(137,726)

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Media (continued)

Omnicom Group Incorporated	(2,612)	$(197,885)

		(335,611)

Multiline Retail : (0.05%)

Dollar Tree Incorporated	(675)	(51,577)
J.C. Penney Company Incorporated †	(1,299)	(10,782)
Target Corporation	(83)	(6,543)

		(68,902)

Specialty Retail : (0.04%)

L Brands Incorporated	(74)	(6,613)
Ross Stores Incorporated	(63)	(6,229)
Staples Incorporated	(1,430)	(23,338)
The Gap Incorporated	(392)	(15,539)
The Michaels Companies Incorporated †	(252)	(6,517)
The TJX Companies Incorporated	(104)	(6,712)

		(64,948)

Textiles, Apparel & Luxury Goods : (0.01%)

Kate Spade & Company	(200)	(6,540)
Lululemon Athletica Incorporated †	(104)	(6,614)
VF Corporation	(91)	(6,591)

		(19,745)

Consumer Staples : (0.30%)

Food & Staples Retailing : (0.21%)

The Kroger Company	(98)	(6,753)
Wal-Mart Stores Incorporated	(1,581)	(123,397)
Walgreens Boots Alliance Incorporated	(2,228)	(184,768)

		(314,918)

Tobacco : (0.09%)
Reynolds American Incorporated	(1,779)	(130,401)

Energy : (2.67%)

Energy Equipment & Services : (0.96%)

Halliburton Company	(259)	(12,678)
National Oilwell Varco Incorporated	(10,240)	(557,158)
Schlumberger Limited	(7,152)	(676,651)
Weatherford International plc †	(10,972)	(159,643)

		(1,406,130)

Oil, Gas & Consumable Fuels : (1.71%)

Antero Resources Corporation †	(4,680)	(207,371)
Apache Corporation	(7,137)	(488,171)
Chevron Corporation	(3,034)	(336,956)
Continental Resources Incorporated †	(8,154)	(429,145)
Kinder Morgan Incorporated	(3,646)	(156,596)
Marathon Oil Corporation	(15,211)	(473,062)
Marathon Petroleum Corporation	(1,677)	(165,302)
Noble Energy Incorporated	(2,672)	(135,524)

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corporation	(1,498)	$(119,990)

		(2,512,117)

Financials : (0.70%)

REITs : (0.70%)

Health Care REIT Incorporated	(5,467)	(393,733)
Starwood Waypoint Residential Trust	(821)	(21,133)
Ventas Incorporated	(8,822)	(607,836)

		(1,022,702)

Health Care : (2.25%)

Health Care Providers & Services : (2.25%)

AmerisourceBergen Corporation	(1,680)	(193,281)
Cardinal Health Incorporated	(11,728)	(989,140)
DaVita HealthCare Partners Incorporated †	(6,915)	(560,807)
HCA Holdings Incorporated	(8,700)	(643,887)
Humana Incorporated	(5,473)	(906,329)

		(3,293,444)

Industrials : (1.69%)

Aerospace & Defense : (0.30%)

Honeywell International Incorporated	(1,298)	(130,994)
The Boeing Company	(1,383)	(198,239)
United Technologies Corporation	(998)	(113,523)

		(442,756)

Air Freight & Logistics : (0.03%)
United Parcel Service Incorporated Class B	(366)	(36,794)

Airlines : (0.11%)
American Airlines Group Incorporated	(3,455)	(166,825)

Electrical Equipment : (0.20%)

Rockwell Automation Incorporated	(860)	(101,996)
SolarCity Corporation	(3,114)	(186,996)

		(288,992)

Machinery : (0.51%)

Caterpillar Incorporated	(5,437)	(472,366)
Deere & Company	(776)	(70,244)
Illinois Tool Works Incorporated	(311)	(29,329)
PACCAR Incorporated	(913)	(59,665)
Parker-Hannifin Corporation	(943)	(112,556)

		(744,160)

Road & Rail : (0.24%)
Norfolk Southern Corporation	(3,452)	(348,134)

Trading Companies & Distributors : (0.30%)

Fastenal Company	(5,569)	(237,351)
W.W. Grainger Incorporated	(824)	(204,706)

		(442,057)

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Information Technology : (3.40%)

Communications Equipment : (0.35%)
Motorola Solutions Incorporated	(8,480)	$(506,680)

Electronic Equipment, Instruments & Components : (0.35%)
Corning Incorporated	(24,325)	(509,122)

IT Services : (1.15%)

Accenture plc Class A	(3,568)	(330,575)
Infosys Limited ADR	(15,267)	(472,972)
International Business Machines Corporation	(4,394)	(752,648)
Teradata Corporation †	(3,111)	(136,853)

		(1,693,048)

Semiconductors & Semiconductor Equipment : (0.34%)

Micron Technology Incorporated	(5,333)	(150,017)
Skyworks Solutions Incorporated	(2,110)	(194,648)
Texas Instruments Incorporated	(2,725)	(147,722)

		(492,387)

Software : (0.74%)

Adobe Systems Incorporated	(6,660)	(506,560)
Electronic Arts Incorporated †	(4,443)	(258,094)
Manhattan Associates Incorporated †	(144)	(7,569)
Microsoft Corporation	(6,392)	(310,907)

		(1,083,130)

Technology Hardware, Storage & Peripherals : (0.47%)

Apple Incorporated	(1,595)	(199,614)
Seagate Technology plc	(5,569)	(327,012)
Western Digital Corporation	(1,597)	(156,091)

		(682,717)

Materials : (1.26%)

Chemicals : (0.03%)
Agrium Incorporated	(395)	(40,934)

Metals & Mining : (1.23%)

ArcelorMittal SA	(25,066)	(267,956)
First Quantum Minerals Limited	(59,644)	(913,569)
Freeport-McMoRan Incorporated	(16,595)	(386,166)
Goldcorp Incorporated	(12,915)	(243,189)

		(1,810,880)

Telecommunication Services : (0.10%)

Diversified Telecommunication Services : (0.10%)
AT&T Incorporated	(4,371)	(151,411)

		(19,508,789)

Exchange Traded Funds : (4.17%)

Consumer Discretionary Select Sector SPDR ETF	(2,980)	(224,424)

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name		Shares	Value

Exchange Traded Funds (continued)

Health Care Select Sector SPDR Fund ETF		(2,044)	$(146,514)
iShares MSCI Brazil Capped ETF		(18,469)	(668,762)
iShares MSCI Emerging Markets ETF		(10,026)	(429,915)
SPDR S&P 500 ETF		(20,900)	(4,358,068)
SPDR S&P Regional Banking ETF		(5,297)	(217,760)
Technology Select Sector SPDR Fund ETF		(1,661)	(70,725)

			(6,116,168)

Total Securities Sold Short (Proceeds $ (26,006,195))			(25,624,957)

Total investments in securities(excluding securities sold short) (Cost $130,518,001)*	93.28%		136,707,608

Total securities sold short	(17.48)		(25,624,957)

Other assets and liabilities, net	24.20		35,470,175

Total net assets	100.00%		$146,552,826

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
@	Foreign bond principal is denominated in the local currency of the issuer.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $132,622,226 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,334,996
Gross unrealized losses	(4,249,614)

Net unrealized gains	$4,085,382

Abbreviations:

ADR	American depositary receipt
Ambac	Ambac Financial Group Incorporated
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

Wells Fargo Advantage Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities, options, and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2015, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,639,048	$956,869	$0	$15,595,917
Consumer staples	4,081,346	1,015,720	0	5,097,066
Energy	5,592,155	172,327	0	5,764,482
Financials	8,227,984	1,117,261	0	9,345,245
Health care	12,052,445	617,008	0	12,669,453
Industrials	8,168,085	1,114,914	0	9,282,999
Information technology	9,108,730	1,250,215	0	10,358,945
Materials	4,977,633	231,713	2,559	5,211,905
Telecommunication services	1,482,228	300,811	0	1,783,039
Utilities	279,408	354,984	0	634,392
Corporate bonds and notes	0	5,133,245	0	5,133,245
Exchange-traded funds	222,940	0	0	222,940
Foreign corporate bonds and notes	0	131,935	0	131,935
Investment companies	10,035,885	0	0	10,035,885
Municipal obligations	0	484,708	0	484,708
Participation notes
Financials	0	965,659	0	965,659
Preferred stocks
Financials	189,972	21,742	0	211,714
Industrials	0	0	40,514	40,514
Purchased call options	0	124,138	0	124,138
Purchased put options	0	130,046	0	130,046
Rights
Financials	0	170	0	170
Information technology	0	10,624	0	10,624
Warrants
Financials	0	209,600	0	209,600
Yankee corporate bonds and notes	0	2,064,405	0	2,064,405
Short-term investments
Investment companies	38,903,636	0	0	38,903,636
U.S. Treasury securities	2,294,946	0	0	2,294,946

	120,256,441	16,408,094	43,073	136,707,608

Forward foreign currency contracts	0	3,510	0	3,510
Futures contracts	280,053	0	0	280,053
Total return swap contracts	0	79,613	0	79,613

Total assets	$120,536,494	$16,491,217	$43,073	$137,070,784

Liabilities
Forward foreign currency contracts	$0	$80,049	$0	$80,049
Futures contracts	216,503	0	0	216,503
Securities sold short	25,624,957	0	0	25,624,957
Total return swap contracts	0	18,674	0	18,674
Written options	0	29,239	0	29,239

Total liabilities	$25,841,460	$127,962	$0	$25,969,422

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended April 30, 2015, the Fund entered into futures contracts for speculative purposes.

At April 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at April 30, 2015	Unrealized gains (losses)
5-15-2015	13 Long	Morgan Stanley	Amsterdam Index	$1,261,260	$(43,531)
5-15-2015	14 Long	Morgan Stanley	CAC 40 Index	701,750	(20,382)
5-15-2015	7 Long	Morgan Stanley	IBEX 35 Index	794,808	(28,723)
5-28-2015	1 Long	Morgan Stanley	Hang Seng Index	1,405,250	1,824
6-8-2015	76 Short	Morgan Stanley	Euro-Bund Futures	11,909,200	49,255
6-11-2015	37 Long	Morgan Stanley	TOPIX Index	587,745,000	206,829
6-15-2015	29 Short	Morgan Stanley	Australian Dollar Futures	3,748,533	27,582
6-15-2015	19 Short	Morgan Stanley	Australian Dollar Futures	1,500,240	(67,459)
6-15-2015	32 Short	Morgan Stanley	British Pound Futures	3,070,800	(73,133)
6-15-2015	17 Short	Morgan Stanley	Euro FX Futures	2,394,025	(103,177)
6-15-2015	1 Long	Morgan Stanley	Norwegian Krone Futures	265,620	5,057
6-15-2015	5 Short	Morgan Stanley	Swedish Krona Futures	1,203,300	(43,595)
6-15-2015	27 Short	Morgan Stanley	Swiss Franc Futures	3,630,488	(267,621)
6-16-2015	47 Short	Morgan Stanley	Canadian Dollar Futures	3,885,960	(209,059)
6-18-2015	2 Short	Morgan Stanley	S&P/TSX 60 Index	353,880	(9,046)
6-18-2015	2 Long	Morgan Stanley	SPI 200 Index	287,850	(4,205)
6-19-2015	79 Long	Morgan Stanley	10-Year U.S. Treasury Notes	10,141,625	47,001

6-19-2015	11 Short	Morgan Stanley	Canadian Dollar Futures	1,542,530	19,716
6-19-2015	13 Long	Morgan Stanley	DAX Index	3,734,087	(194,380)
6-19-2015	52 Short	Morgan Stanley	FTSE 100 Index	3,603,080	(21,325)
6-19-2015	20 Short	Morgan Stanley	FTSE MIB Index	2,267,000	(19,224)
6-19-2015	19 Short	Morgan Stanley	MSCI EAFE Index	1,799,490	(69,546)
6-19-2015	7 Short	Morgan Stanley	MSCI Emerging Markets Index	363,545	(33,895)
6-19-2015	14 Short	Morgan Stanley	Russell 2000 Index	1,702,960	55,487
6-19-2015	20 Short	Morgan Stanley	S&P 500 Index	2,078,900	(47,006)
6-19-2015	22 Short	Morgan Stanley	S&P 500 Index	2,286,790	(15,763)
6-19-2015	3 Short	Morgan Stanley	S&P Midcap 400 Index	448,950	2,079
6-26-2015	8 Long	Morgan Stanley	Long Gilt Bonds	944,960	(24,070)

As of April 30, 2015, the Fund had segregated $295,185 as cash collateral for open futures contracts.

During the nine months ended April 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At April 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized gains
6-17-2015	National Australia Bank	10,000 EUR	$11,235	$10,967	$268
6-17-2015	National Australia Bank	80,000 EUR	89,878	86,906	2,972
6-17-2015	UBS	10,000 EUR	11,235	10,965	270

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at April 30, 2015	In exchange for U.S. $	Unrealized losses
5-20-2015	Morgan Stanley	118,125 EUR	$132,662	$126,808	$(5,854)
6-17-2015	HSBC Bank	6,677,000 JPY	55,945	55,080	(865)
6-17-2015	JP Morgan Chase & Company	6,678,000 JPY	55,953	55,155	(798)
6-17-2015	Morgan Stanley	464,296 CHF	498,436	463,260	(35,176)
6-17-2015	Morgan Stanley	29,349 GBP	45,037	43,456	(1,581)
6-17-2015	Morgan Stanley	50,000 EUR	56,174	53,155	(3,019)
6-17-2015	Morgan Stanley	3,381 GBP	5,188	5,087	(101)
6-17-2015	Morgan Stanley	61,004 EUR	68,537	66,090	(2,447)
6-17-2015	UBS	22,000 GBP	33,760	33,134	(626)
6-17-2015	UBS	50,000 EUR	56,174	52,936	(3,238)
8-20-2015	Morgan Stanley	15,000 EUR	16,868	16,483	(385)
8-20-2015	Morgan Stanley	16,000 EUR	17,992	17,240	(752)
8-20-2015	Morgan Stanley	19,000 EUR	21,366	20,679	(687)
8-20-2015	Morgan Stanley	412,000 EUR	463,300	442,990	(20,310)
8-20-2015	Morgan Stanley	41,000 EUR	46,105	44,374	(1,731)
8-20-2015	Morgan Stanley	20,000 EUR	22,490	22,436	(54)
8-20-2015	Morgan Stanley	39,000 EUR	43,856	43,614	(242)
8-20-2015	Morgan Stanley	84,000 CHF	90,418	88,235	(2,183)

During the nine months ended April 30, 2015, the Fund entered into written options for speculative purposes. Open put and call options written at April 30, 2015 were as follows for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
6-19-2015	Morgan Stanley	S&P 500 Index	20	Put	$1,825	$(8,000)
7-17-2015	Morgan Stanley	Mylan NV	1	Call	$65	(964)
9-18-2015	Morgan Stanley	S&P 500 Index	18	Put	1,675	(19,324)
11-20-2015	Morgan Stanley	Starwood Hotels & Resorts Worldwide Incorporated	3	Call	95	(951)

As of April 30, 2015, the Fund had segregated $166,929 as cash collateral for written options.

During the nine months ended April 30, 2015, the Fund entered into total return swap contracts for speculative purposes. At April 30, 2015, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
9/5/2015	$39,422	Morgan Stanley	In an agreement dated 8-6-2014, the Fund makes monthly payments of 1 Month USD LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Inmarsat plc.	$11,368
10/20/2016	110,578	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	1,433
10/20/2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	42,573
10/20/2016	124,586	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Chimera Investment Corporation.	(1,699)
10/20/2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	16,652
10/20/2016	26,470	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Marathon Petroleum Corporation.	6,453
3/9/2016	24,593	Morgan Stanley	In an agreement dated 2-09-2015, the Fund makes monthly payments of 1 Month EUR LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	1,134
3/2/2017	(122,118)	Morgan Stanley	In an agreement dated 3-02-2015, the Fund receives monthly payments of Federal Funds Effective Rate US +130 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity MTN Group Limited.	(16,975)

As of April 30, 2015, the Fund had segregated $264,032 as cash collateral for outstanding swap transactions.

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.95%

Consumer Discretionary : 23.28%

Auto Components : 0.81%
Delphi Automotive plc	30,997	$2,572,751

Hotels, Restaurants & Leisure : 3.12%

Chipotle Mexican Grill Incorporated †	1,982	1,231,496
Hilton Worldwide Holdings Incorporated †	166,841	4,831,715
Starbucks Corporation	78,041	3,869,273

		9,932,484

Household Durables : 1.91%

Harman International Industries Incorporated	6,100	790,942
Jarden Corporation †	103,419	5,292,984

		6,083,926

Internet & Catalog Retail : 3.39%
Amazon.com Incorporated †	25,513	10,760,873

Media : 4.81%

Liberty Global plc Class C †	120,800	6,094,360
The Walt Disney Company	49,778	5,411,864
Time Warner Incorporated	45,037	3,801,573

		15,307,797

Specialty Retail : 4.70%

Signet Jewelers Limited	19,300	2,588,709
The Home Depot Incorporated	59,733	6,390,236
The TJX Companies Incorporated	56,160	3,624,566
Williams-Sonoma Incorporated	31,746	2,334,283

		14,937,794

Textiles, Apparel & Luxury Goods : 4.54%

lululemon athletica incorporated †	63,454	4,038,213
Nike Incorporated Class B	53,607	5,298,516
Under Armour Incorporated Class A †	65,879	5,108,916

		14,445,645

Consumer Staples : 1.77%

Beverages : 1.77%
Constellation Brands Incorporated Class A †	48,684	5,644,423

Energy : 4.77%

Energy Equipment & Services : 1.46%
Schlumberger Limited	49,200	4,652,652

Oil, Gas & Consumable Fuels : 3.31%

Cheniere Energy Incorporated †	43,032	3,291,518
Concho Resources Incorporated †	33,416	4,232,471
Pioneer Natural Resources Company	17,453	3,015,529

		10,539,518

Financials : 8.10%

Capital Markets : 2.81%

Affiliated Managers Group Incorporated †	19,656	4,444,811

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Security name	Shares	Value

Capital Markets (continued)

Raymond James Financial Incorporated	79,317	$4,483,790

		8,928,601

Diversified Financial Services : 3.38%

IntercontinentalExchange Incorporated	19,245	4,321,080
McGraw Hill Financial Incorporated	61,813	6,447,096

		10,768,176

Real Estate Management & Development : 1.91%

CBRE Group Incorporated Class A †	90,232	3,459,495
The Howard Hughes Corporation †	17,698	2,627,622

		6,087,117

Health Care : 17.08%

Biotechnology : 6.79%

Biogen Incorporated †	16,957	6,340,731
Celgene Corporation †	14,040	1,517,162
Gilead Sciences Incorporated †	24,068	2,419,075
Medivation Incorporated †	14,850	1,792,989
Regeneron Pharmaceuticals Incorporated †	12,581	5,755,304
Vertex Pharmaceuticals Incorporated †	30,633	3,776,436

		21,601,697

Health Care Providers & Services : 3.03%

McKesson Corporation	29,421	6,572,651
UnitedHealth Group Incorporated	27,350	3,046,790

		9,619,441

Pharmaceuticals : 7.26%

Bristol-Myers Squibb Company	81,688	5,205,976
Eli Lilly & Company	34,097	2,450,551
Endo International plc †	61,995	5,211,610
Perrigo Company plc	9,457	1,733,279
Shire plc ADR	17,139	4,173,518
Zoetis Incorporated	97,369	4,325,131

		23,100,065

Industrials : 6.68%

Aerospace & Defense : 0.72%
Northrop Grumman Corporation	14,769	2,275,017

Airlines : 0.89%
Delta Air Lines Incorporated	63,425	2,831,292

Machinery : 2.15%

Ingersoll-Rand plc	47,226	3,109,360
Wabtec Corporation	39,567	3,721,276

		6,830,636

Road & Rail : 2.92%

Old Dominion Freight Line Incorporated †	34,644	2,464,228
Union Pacific Corporation	64,365	6,837,494

		9,301,722

2

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name			Shares	Value

Information Technology : 30.68%

Communications Equipment : 1.46%
Palo Alto Networks Incorporated †			31,435	$4,643,578

Electronic Equipment, Instruments & Components : 1.44%
TE Connectivity Limited			68,924	4,586,892

Internet Software & Services : 8.79%

Akamai Technologies Incorporated †			72,836	5,373,840
Facebook Incorporated Class A †			118,324	9,320,381
Google Incorporated Class A †			7,658	4,202,481
Google Incorporated Class C †			8,410	4,519,041
LinkedIn Corporation Class A †			18,025	4,544,643

				27,960,386

IT Services : 4.45%

Alliance Data Systems Corporation †			15,681	4,662,118
Visa Incorporated Class A			143,683	9,490,262

				14,152,380

Semiconductors & Semiconductor Equipment : 0.86%
Micron Technology Incorporated †			97,369	2,738,990

Software : 5.13%

Salesforce.com Incorporated †			80,430	5,856,913
ServiceNow Incorporated †			46,080	3,449,549
Splunk Incorporated †			38,650	2,564,234
Workday Incorporated Class A †			48,758	4,447,217

				16,317,913

Technology Hardware, Storage & Peripherals : 8.55%

Apple Incorporated			201,576	25,227,236
Western Digital Corporation			20,057	1,960,371

				27,187,607

Materials : 1.59%

Chemicals : 0.24%
Platform Specialty Products Corporation †			28,418	765,581

Construction Materials : 1.35%
Vulcan Materials Company			50,125	4,286,690

Telecommunication Services : 3.00%

Diversified Telecommunication Services : 1.76%
Level 3 Communications Incorporated †			100,104	5,599,818

Wireless Telecommunication Services : 1.24%
SBA Communications Corporation Class A †			34,097	3,949,118

Total Common Stocks (Cost $236,271,272)				308,410,580

		Yield

Short-Term Investments : 2.49%

Investment Companies : 2.49%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	7,919,826	7,919,826

Total Short-Term Investments (Cost $7,919,826)				7,919,826

Total investments in securities (Cost $244,191,098)*	99.44%			$316,330,406

Other assets and liabilities, net	0.56			1,769,215

Total net assets	100.00%			$318,099,621

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Capital Growth Fund

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $245,097,328 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,311,102
Gross unrealized losses	(3,078,024)

Net unrealized gains	$71,233,078

Abbreviations:

ADR	American depositary receipt
plc	Public limited company
SBA	Small Business Authority

4

Wells Fargo Advantage Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$74,041,270	$0	$0	$74,041,270
Consumer staples	5,644,423	0	0	5,644,423
Energy	15,192,170	0	0	15,192,170
Financials	25,783,894	0	0	25,783,894
Health care	54,321,203	0	0	54,321,203
Industrials	21,238,667	0	0	21,238,667
Information technology	97,587,746	0	0	97,587,746
Materials	5,052,271	0	0	5,052,271
Telecommunication services	9,548,936	0	0	9,548,936
Short-term investments
Investment companies	7,919,826	0	0	7,919,826

Total assets	$316,330,406	$0	$0	$316,330,406

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 99.16%

Consumer Discretionary : 11.73%

Automobiles : 1.71%

Ford Motor Company	280,680	$4,434,744
General Motors Company	125,298	4,392,948

		8,827,692

Diversified Consumer Services : 0.30%
H&R Block Incorporated	50,640	1,531,354

Hotels, Restaurants & Leisure : 1.33%

Chipotle Mexican Grill Incorporated †	6,387	3,968,499
Starbucks Corporation	57,850	2,868,203

		6,836,702

Internet & Catalog Retail : 0.27%
Expedia Incorporated	15,047	1,417,879

Media : 3.32%

Comcast Corporation Class A	126,917	7,330,726
DIRECTV Group Incorporated †	12,627	1,145,332
The Walt Disney Company	79,744	8,669,768

		17,145,826

Multiline Retail : 1.51%

Dollar General Corporation	51,262	3,727,260
Macy’s Incorporated	31,648	2,045,410
Target Corporation	25,432	2,004,805

		7,777,475

Specialty Retail : 3.00%

Best Buy Company Incorporated	51,889	1,797,954
Lowe’s Companies Incorporated	79,361	5,464,798
The Home Depot Incorporated	66,457	7,109,570
Tractor Supply Company	12,677	1,090,983

		15,463,305

Textiles, Apparel & Luxury Goods : 0.29%
Nike Incorporated Class B	15,147	1,497,129

Consumer Staples : 8.69%

Beverages : 2.29%

Constellation Brands Incorporated Class A †	21,420	2,483,435
Dr Pepper Snapple Group Incorporated	51,727	3,857,800
PepsiCo Incorporated	46,438	4,417,183
The Coca-Cola Company	25,826	1,047,503

		11,805,921

Food & Staples Retailing : 2.75%

CVS Health Corporation	66,446	6,597,423
The Kroger Company	42,772	2,947,419
Wal-Mart Stores Incorporated	59,656	4,656,151

		14,200,993

Food Products : 1.03%

Archer Daniels Midland Company	87,699	4,286,727

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value

Food Products (continued)

ConAgra Foods Incorporated	28,000	$1,012,200

		5,298,927

Household Products : 0.75%

Clorox Company	12,893	1,367,947
The Procter & Gamble Company	31,549	2,508,461

		3,876,408

Tobacco : 1.87%

Altria Group Incorporated	121,824	6,097,291
Lorillard Incorporated	30,428	2,125,700
Philip Morris International	16,952	1,414,983

		9,637,974

Energy : 7.57%

Energy Equipment & Services : 0.52%

National Oilwell Varco Incorporated	25,988	1,414,007
Schlumberger Limited	13,192	1,248,095

		2,662,102

Oil, Gas & Consumable Fuels : 7.05%

Chevron Corporation	77,181	8,571,722
ConocoPhillips Company	60,428	4,104,270
Devon Energy Corporation	24,526	1,672,918
EQT Corporation	18,000	1,618,920
Exxon Mobil Corporation	146,625	12,810,626
Hess Corporation	13,500	1,038,150
Kinder Morgan Incorporated	36,601	1,572,013
Tesoro Corporation	27,288	2,342,129
Valero Energy Corporation	46,616	2,652,450

		36,383,198

Financials : 15.45%

Banks : 4.64%

Bank of America Corporation	217,872	3,470,701
Citigroup Incorporated	148,040	7,893,493
Huntington Bancshares Incorporated	134,833	1,464,286
JPMorgan Chase & Company	131,408	8,312,870
SunTrust Banks Incorporated	67,222	2,789,713

		23,931,063

Capital Markets : 2.53%

Ameriprise Financial Incorporated	12,247	1,534,304
Goldman Sachs Group Incorporated	32,272	6,338,866
Morgan Stanley	138,802	5,178,703

		13,051,873

Consumer Finance : 0.36%
Capital One Financial Corporation	22,653	1,831,495

Diversified Financial Services : 0.89%
Berkshire Hathaway Incorporated Class B †	32,628	4,607,400

Insurance : 2.52%

ACE Limited	18,316	1,959,629
American Financial Group Incorporated	23,009	1,454,169
American International Group Incorporated	54,146	3,047,878
Lincoln National Corporation	26,251	1,482,919

2

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Insurance (continued)

The Hartford Financial Services Group Incorporated	93,286	$3,803,270
The Travelers Companies Incorporated	12,344	1,248,102

		12,995,967

Real Estate Management & Development : 0.78%
CBRE Group Incorporated Class A †	105,002	4,025,777

REITs : 3.73%

American Tower Corporation	43,779	4,138,429
Crown Castle International Corporation	38,555	3,220,499
General Growth Properties Incorporated	143,234	3,924,612
Host Hotels & Resorts Incorporated	200,062	4,029,249
Simon Property Group Incorporated	21,644	3,928,170

		19,240,959

Health Care : 15.72%

Biotechnology : 3.28%

Amgen Incorporated	43,166	6,816,343
Biogen Idec Incorporated †	5,597	2,092,886
Gilead Sciences Incorporated †	79,767	8,017,381

		16,926,610

Health Care Equipment & Supplies : 2.59%

Boston Scientific Corporation †	189,025	3,368,426
DexCom Incorporated †	53,369	3,606,143
Medtronic plc	85,613	6,373,888

		13,348,457

Health Care Providers & Services : 3.10%

Aetna Incorporated	31,665	3,384,039
AmerisourceBergen Corporation	37,766	4,316,654
Humana Incorporated	7,538	1,248,293
McKesson Corporation	5,056	1,129,510
Patterson Companies Incorporated	22,000	1,033,010
UnitedHealth Group Incorporated	43,779	4,876,981

		15,988,487

Life Sciences Tools & Services : 0.19%
Agilent Technologies Incorporated	24,354	1,007,525

Pharmaceuticals : 6.56%

AbbVie Incorporated	89,797	5,806,274
Bristol-Myers Squibb Company	32,018	2,040,507
Eli Lilly & Company	34,944	2,511,425
Johnson & Johnson	104,149	10,331,581
Merck & Company Incorporated	62,942	3,748,826
Pfizer Incorporated	277,029	9,399,594

		33,838,207

Industrials : 10.30%

Aerospace & Defense : 3.51%

General Dynamics Corporation	35,306	4,848,220
Honeywell International Incorporated	24,347	2,457,099
Lockheed Martin Corporation	26,551	4,954,417
The Boeing Company	40,665	5,828,921

		18,088,657

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value

Airlines : 0.78%
Southwest Airlines Company	98,881	$4,010,613

Building Products : 0.26%
Allegion plc	21,674	1,325,365

Commercial Services & Supplies : 0.81%

RR Donnelley & Sons Company «	99,143	1,846,043
The ADT Corporation «	24,775	931,540
Waste Management Incorporated	28,780	1,425,473

		4,203,056

Industrial Conglomerates : 2.39%

3M Company	10,057	1,572,814
General Electric Company	397,364	10,760,617

		12,333,431

Machinery : 0.92%
Caterpillar Incorporated	54,966	4,775,446

Road & Rail : 1.63%

CSX Corporation	63,936	2,307,450
Union Pacific Corporation	57,541	6,112,580

		8,420,030

Information Technology : 20.71%

Communications Equipment : 2.89%

Cisco Systems Incorporated	254,224	7,329,278
F5 Networks Incorporated †	18,058	2,203,437
QUALCOMM Incorporated	78,934	5,367,512

		14,900,227

Electronic Equipment, Instruments & Components : 0.81%
Corning Incorporated	199,723	4,180,202

Internet Software & Services : 2.21%

Facebook Incorporated Class A †	65,700	5,175,189
Google Incorporated Class A †	7,300	4,006,021
Google Incorporated Class C †	2,186	1,174,617
VeriSign Incorporated †«	16,236	1,031,148

		11,386,975

IT Services : 2.12%

Accenture plc	11,000	1,019,150
International Business Machines Corporation	13,904	2,381,616
Paychex Incorporated	29,885	1,446,135
The Western Union Company	133,471	2,706,792
Xerox Corporation	292,219	3,360,519

		10,914,212

Semiconductors & Semiconductor Equipment : 3.15%

Intel Corporation	217,446	7,077,867
Micron Technology Incorporated †	150,619	4,236,912
Texas Instruments Incorporated	91,272	4,947,855

		16,262,634

Software : 4.74%

CA Incorporated	62,509	1,985,911
Electronic Arts Incorporated †	75,444	4,382,542
Intuit Incorporated	44,760	4,490,771

4

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Shares	Value

Software (continued)

Microsoft Corporation		144,104	$7,009,219
Oracle Corporation		151,313	6,600,273

			24,468,716

Technology Hardware, Storage & Peripherals : 4.79%

Apple Incorporated		185,446	23,208,567
EMC Corporation		56,080	1,509,113

			24,717,680

Materials : 3.56%

Chemicals : 2.61%

Air Products & Chemicals Incorporated		11,278	1,617,604
LyondellBasell Industries NV Class A		49,392	5,113,060
The Dow Chemical Company		109,991	5,609,541
The Sherwin-Williams Company		4,145	1,152,310

			13,492,515

Containers & Packaging : 0.22%
Avery Dennison Corporation		20,021	1,112,967

Metals & Mining : 0.73%
Alcoa Incorporated		279,291	3,748,085

Telecommunication Services : 2.62%

Diversified Telecommunication Services : 2.62%

AT&T Incorporated		178,736	6,191,415
CenturyLink Incorporated		29,000	1,042,840
Verizon Communications Incorporated		125,066	6,308,329

			13,542,584

Utilities : 2.81%

Electric Utilities : 1.64%

Edison International		67,798	4,131,610
Entergy Corporation		55,746	4,302,476

			8,434,086

Multi-Utilities : 1.17%

CMS Energy Corporation		78,488	2,663,098
Public Service Enterprise Group Incorporated		81,596	3,389,497

			6,052,595

Total Common Stocks (Cost $355,595,437)			511,526,781

	Yield

Short-Term Investments : 1.77%

Investment Companies : 1.77%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	2,937,375	2,937,375
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11	6,158,582	6,158,582

Total Short-Term Investments (Cost $9,095,957)			9,095,957

5

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

		Value

Total investments in securities (Cost $364,691,394)*	100.93%	$520,622,738

Other assets and liabilities, net	(0.93)	(4,772,735)

Total net assets	100.00%	$515,850,003

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $365,820,432 and unrealized gains (losses) consists of:

Gross unrealized gains	$159,846,201
Gross unrealized losses	(5,043,895)

Net unrealized gains	$154,802,306

Abbreviations:

LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$60,497,362	$0	$0	$60,497,362
Consumer staples	44,820,223	0	0	44,820,223
Energy	39,045,300	0	0	39,045,300
Financials	79,684,534	0	0	79,684,534
Health care	81,109,286	0	0	81,109,286
Industrials	53,156,598	0	0	53,156,598
Information technology	106,830,646	0	0	106,830,646
Materials	18,353,567	0	0	18,353,567
Telecommunication services	13,542,584	0	0	13,542,584
Utilities	14,486,681	0	0	14,486,681
Short-term investments
Investment companies	6,158,582	2,937,375	0	9,095,957

Total assets	$517,685,363	$2,937,375	$0	$520,622,738

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 97.09%

Consumer Discretionary : 24.63%

Auto Components : 1.66%
Delphi Automotive plc	59,677	$4,953,191

Hotels, Restaurants & Leisure : 3.62%

Chipotle Mexican Grill Incorporated †	7,867	4,888,082
Hilton Worldwide Holdings Incorporated †	204,379	5,918,816

		10,806,898

Internet & Catalog Retail : 3.71%
Amazon.com Incorporated †	26,253	11,072,990

Media : 5.29%

Liberty Global plc Class C †	184,126	9,289,157
Time Warner Incorporated	76,660	6,470,871

		15,760,028

Specialty Retail : 5.30%

The Home Depot Incorporated	85,483	9,144,971
The TJX Companies Incorporated	103,017	6,648,717

		15,793,688

Textiles, Apparel & Luxury Goods : 5.05%

Nike Incorporated Class B	75,186	7,431,384
Under Armour Incorporated Class A †	98,437	7,633,789

		15,065,173

Consumer Staples : 2.60%

Beverages : 2.60%
Constellation Brands Incorporated Class A †	66,915	7,758,125

Energy : 2.76%

Oil, Gas & Consumable Fuels : 2.76%
Pioneer Natural Resources Company	47,622	8,228,129

Financials : 8.48%

Capital Markets : 2.30%
Affiliated Managers Group Incorporated †	30,314	6,854,905

Diversified Financial Services : 6.18%

Intercontinental Exchange Incorporated	38,783	8,707,947
McGraw Hill Financial Incorporated	93,178	9,718,465

		18,426,412

Health Care : 16.13%

Biotechnology : 6.05%

Biogen Incorporated †	22,428	8,386,502
Celgene Corporation †	56,479	6,103,121
Gilead Sciences Incorporated †	35,325	3,550,516

		18,040,139

Health Care Providers & Services : 2.79%
McKesson Corporation	37,248	8,321,203

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Endeavor Select Fund

Security name			Shares	Value

Pharmaceuticals : 7.29%

Endo International plc †			83,141	$6,989,248
Perrigo Company plc			9,601	1,759,671
Shire plc ADR			29,602	7,208,383
Zoetis Incorporated			130,660	5,803,917

				21,761,219

Industrials : 5.13%

Airlines : 2.03%
Delta Air Lines Incorporated			135,579	6,052,247

Road & Rail : 3.10%
Union Pacific Corporation			87,116	9,254,333

Information Technology : 32.44%

Communications Equipment : 1.47%
Palo Alto Networks Incorporated †			29,625	4,376,205

Electronic Equipment, Instruments & Components : 2.41%
TE Connectivity Limited			108,223	7,202,241

Internet Software & Services : 10.07%

Akamai Technologies Incorporated †			91,821	6,774,553
Facebook Incorporated Class A †			146,049	11,504,280
Google Incorporated Class A †			12,299	6,749,322
Google Incorporated Class C †			9,300	4,997,509

				30,025,664

IT Services : 4.12%
Visa Incorporated Class A			186,158	12,295,736

Semiconductors & Semiconductor Equipment : 0.96%
Micron Technology Incorporated †			101,997	2,869,176

Software : 3.39%

Salesforce.com Incorporated †			20,200	1,470,964
ServiceNow Incorporated †			57,968	4,339,484
Workday Incorporated Class A †			47,240	4,308,760

				10,119,208

Technology Hardware, Storage & Peripherals : 10.02%

Apple Incorporated			189,583	23,726,312
Western Digital Corporation			62,940	6,151,756

				29,878,068

Telecommunication Services : 4.92%

Diversified Telecommunication Services : 2.52%
Level 3 Communications Incorporated †			134,247	7,509,777

Wireless Telecommunication Services : 2.40%
SBA Communications Corporation Class A †			61,825	7,160,572

Total Common Stocks (Cost $208,139,885)				289,585,327

Short-Term Investments : 3.27%

		Yield

Investment Companies : 3.27%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	9,767,949	9,767,949

Total Short-Term Investments (Cost $9,767,949)				$9,767,949

Total investments in securities (Cost $217,907,834)*	100.36%			299,353,276

Other assets and liabilities, net	(0.36)			(1,082,148)

Total net assets	100.00%			$298,271,128

2

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — April 30, 2015 (unaudited)

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $218,452,603 and unrealized gains (losses) consists of:

Gross unrealized gains	$83,258,616
Gross unrealized losses	(2,357,943)

Net unrealized gains	$80,900,673

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

3

Wells Fargo Advantage Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$73,451,968	$0	$0	$73,451,968
Consumer staples	7,758,125	0	0	7,758,125
Energy	8,228,129	0	0	8,228,129
Financials	25,281,317	0	0	25,281,317
Health care	48,122,561	0	0	48,122,561
Industrials	15,306,580	0	0	15,306,580
Information technology	96,766,298	0	0	96,766,298
Telecommunication services	14,670,349	0	0	14,670,349
Short-term investments
Investment companies	9,767,949	0	0	9,767,949

Total assets	$299,353,276	$0	$0	$299,353,276

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 99.81%

Consumer Discretionary : 20.55%

Auto Components : 0.97%

BorgWarner Incorporated	254,690	$15,077,648
Delphi Automotive plc	1,001,510	83,125,330

		98,202,978

Distributors : 1.83%
LKQ Corporation †	6,861,750	185,747,573

Diversified Consumer Services : 1.76%
Grand Canyon Education Incorporated †(l)	3,949,000	178,810,720

Hotels, Restaurants & Leisure : 3.87%

Chipotle Mexican Grill Incorporated †	188,050	116,842,987
Fiesta Restaurant Group Incorporated †(l)	1,609,000	81,334,950
Jack in the Box Incorporated	272,000	23,601,440
Starbucks Corporation	3,471,720	172,127,878

		393,907,255

Internet & Catalog Retail : 2.35%

Amazon.com Incorporated †	348,930	147,171,695
The Priceline Group Incorporated †	74,610	92,353,004

		239,524,699

Media : 1.17%
The Walt Disney Company	1,092,810	118,810,303

Multiline Retail : 3.00%

Burlington Stores Incorporated †	1,118,000	57,655,260
Dollar Tree Incorporated †	3,232,660	247,007,551

		304,662,811

Specialty Retail : 4.57%

Boot Barn Holdings Incorporated †	151,300	3,755,266
CarMax Incorporated †	2,666,000	181,581,260
Five Below Incorporated †	2,542,790	85,742,879
Tractor Supply Company	2,255,230	194,085,094

		465,164,499

Textiles, Apparel & Luxury Goods : 1.03%

Skechers U.S.A. Incorporated Class A †	367,489	33,044,611
Under Armour Incorporated Class A †	924,000	71,656,200

		104,700,811

Consumer Staples : 4.48%

Food & Staples Retailing : 3.79%

Costco Wholesale Corporation	640,270	91,590,624
Sprouts Farmers Market Incorporated †	6,217,000	198,850,745
United Natural Foods Incorporated †	1,406,000	94,848,760

		385,290,129

Personal Products : 0.69%
The Estee Lauder Companies Incorporated Class A	859,550	69,872,820

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value

Energy : 4.41%

Energy Equipment & Services : 0.30%
Oil States International Incorporated	638,000	$30,362,420

Oil, Gas & Consumable Fuels : 4.11%

Concho Resources Incorporated †	1,510,650	191,338,929
Memorial Resource Development Corporation †	888,450	17,937,806
Oasis Petroleum Incorporated †«	1,466,050	26,300,937
Parsley Energy Incorporated Class A †	1,017,329	17,640,485
Pioneer Natural Resources Company	843,240	145,695,007
Whiting Petroleum Corporation †	518,930	19,672,636

		418,585,800

Financials : 5.09%

Capital Markets : 2.76%

Financial Engines Incorporated «	1,459,490	61,546,693
Raymond James Financial Incorporated	619,000	34,992,070
TD Ameritrade Holding Corporation	5,076,630	184,027,838

		280,566,601

Consumer Finance : 0.79%
American Express Company	1,045,290	80,957,711

Diversified Financial Services : 1.54%
MarketAxess Holdings Incorporated	1,822,179	156,434,067

Health Care : 20.49%

Biotechnology : 11.46%

Alexion Pharmaceuticals Incorporated †	1,776,000	300,552,480
Biogen Idec Incorporated †	402,700	150,581,611
Celgene Corporation †	1,097,860	118,634,752
Gilead Sciences Incorporated †	1,162,670	116,859,962
Incyte Corporation †	357,000	34,686,120
Intercept Pharmaceuticals Incorporated †	77,000	19,466,370
Medivation Incorporated †	973,820	117,579,027
PTC Therapeutics Incorporated †	530,000	31,137,500
Receptos Incorporated †	204,000	30,057,360
Regeneron Pharmaceuticals Incorporated †	378,910	173,336,169
Spark Therapeutics Incorporated †«	17,040	975,881
Synageva BioPharma Corporation †«	686,000	63,084,560
Ultragenyx Pharmaceutical Incorporated †	156,000	8,803,080

		1,165,754,872

Health Care Equipment & Supplies : 1.11%

Align Technology Incorporated †	187,000	11,003,080
Intuitive Surgical Incorporated †	55,000	27,278,900
Medtronic plc	1,009,951	75,190,852

		113,472,832

Health Care Providers & Services : 2.69%

AmerisourceBergen Corporation	1,271,840	145,371,312
Catamaran Corporation †	486,350	28,864,873
Envision Healthcare Holdings Incorporated †	2,605,990	98,923,380

		273,159,565

Health Care Technology : 2.78%

Cerner Corporation †	2,495,060	179,170,259
Inovalon Holdings Incorporated †	1,264,037	31,916,934

2

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Health Care Technology (continued)

Veeva Systems Incorporated Class A †«	2,691,000	$71,446,050

		282,533,243

Life Sciences Tools & Services : 1.19%

Mettler-Toledo International Incorporated †	298,240	94,545,062
Quintiles Transnational Holdings Incorporated †	402,360	26,507,477

		121,052,539

Pharmaceuticals : 1.26%

Pacira Pharmaceuticals Incorporated †	378,000	25,885,440
Perrigo Company plc	555,970	101,898,182

		127,783,622

Industrials : 11.68%

Aerospace & Defense : 1.02%

The Boeing Company	307,350	44,055,549
United Technologies Corporation	528,580	60,125,975

		104,181,524

Air Freight & Logistics : 0.83%
United Parcel Service Incorporated Class B	837,000	84,143,610

Building Products : 0.54%
A.O. Smith Corporation	855,170	54,645,363

Commercial Services & Supplies : 1.08%

KAR Auction Services Incorporated	196,000	7,293,160
Tyco International plc	338,690	13,337,612
Waste Connections Incorporated	1,884,850	89,360,739

		109,991,511

Industrial Conglomerates : 0.14%
Danaher Corporation	181,440	14,856,307

Machinery : 0.49%
ITT Corporation	1,248,000	49,483,200

Professional Services : 0.33%
Paylocity Holding Corporation †	1,180,535	33,232,060

Road & Rail : 7.25%

Genesee & Wyoming Incorporated Class A †	1,647,490	153,134,196
Kansas City Southern	1,994,346	204,400,522
Norfolk Southern Corporation	1,223,390	123,378,882
Union Pacific Corporation	2,411,940	256,220,386

		737,133,986

Information Technology : 30.92%

Communications Equipment : 1.20%

Arista Networks Incorporated †«	440,810	28,216,248
QUALCOMM Incorporated	1,381,370	93,933,160

		122,149,408

Internet Software & Services : 11.71%

Akamai Technologies Incorporated †	2,466,230	181,958,449
CoStar Group Incorporated †	536,950	109,768,689

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Growth Fund

Security name		Shares	Value

Internet Software & Services (continued)

Demandware Incorporated †		506,040	$31,172,064
Envestnet Incorporated †(l)		2,634,600	135,049,596
Everyday Health Incorporated †		337,000	4,131,620
Facebook Incorporated Class A †		2,765,760	217,858,915
Google Incorporated Class A †		459,420	252,115,913
Google Incorporated Class C †		179,682	96,550,260
HomeAway Incorporated †		2,625,980	73,396,141
New Relic Incorporated †«		285,717	9,282,945
Pandora Media Incorporated †		90,000	1,605,600
Shutterstock Incorporated †«		1,114,638	75,226,919
Twitter Incorporated †		61,000	2,376,560

			1,190,493,671

IT Services : 6.47%

Alliance Data Systems Corporation †		795,603	236,540,728
MasterCard Incorporated Class A		2,381,880	214,869,395
Vantiv Incorporated Class A †		1,352,690	52,890,179
Visa Incorporated Class A		2,329,300	153,850,265

			658,150,567

Semiconductors & Semiconductor Equipment : 2.76%

Microchip Technology Incorporated		4,865,260	231,853,965
Silicon Laboratories Incorporated †		943,797	48,765,991

			280,619,956

Software : 6.10%

Adobe Systems Incorporated †		228,080	17,347,765
Fleetmatics Group plc †		189,040	8,616,443
Fortinet Incorporated †		1,253,910	47,322,563
Paycom Software Incorporated †		1,653,317	52,261,350
Proofpoint Incorporated †		534,000	28,825,320
Salesforce.com Incorporated †		904,890	65,894,090
ServiceNow Incorporated †		1,017,200	76,147,592
SolarWinds Incorporated †		831,040	40,538,131
Splunk Incorporated †		1,629,750	108,125,764
Synchronoss Technologies Incorporated †		459,960	21,102,965
Tableau Software Incorporated Class A †		710,880	69,552,499
Ultimate Software Group Incorporated †		365,630	60,775,019
VMware Incorporated †		269,480	23,741,188

			620,250,689

Technology Hardware, Storage & Peripherals : 2.68%
Apple Incorporated		2,177,610	272,527,892

Materials : 2.19%

Chemicals : 2.19%

Airgas Incorporated		582,670	59,012,818
Monsanto Company		353,580	40,293,977
Praxair Incorporated		1,011,630	123,348,040

			222,654,835

Total Common Stocks (Cost $6,295,010,323)			10,149,872,449

	Yield

Short-Term Investments : 2.56%

Investment Companies : 2.56%

Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	207,741,454	207,741,454

4

Wells Fargo Advantage Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name		Yield	Shares	Value

Investment Companies (continued)

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	52,211,146	$52,211,146

Total Short-Term Investments (Cost $259,952,600)				259,952,600

Total investments in securities (Cost $6,554,962,923)*	102.37%			10,409,825,049

Other assets and liabilities, net	(2.37)			(240,619,354)

Total net assets	100.00%			$10,169,205,695

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $6,591,793,997 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,939,609,034
Gross unrealized losses	(121,577,982)

Net unrealized gains	$3,818,031,052

Abbreviations:

LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Advantage Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,089,531,649	$0	$0	$2,089,531,649
Consumer staples	455,162,949	0	0	455,162,949
Energy	448,948,220	0	0	448,948,220
Financials	517,958,379	0	0	517,958,379
Health care	2,083,756,673	0	0	2,083,756,673
Industrials	1,187,667,561	0	0	1,187,667,561
Information technology	3,144,192,183	0	0	3,144,192,183
Materials	222,654,835	0	0	222,654,835
Short-term investments
Investment companies	52,211,146	207,741,454	0	259,952,600

Total assets	$10,202,083,595	$207,741,454	$0	$10,409,825,049

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Annie’s Incorporated*	909,470	0	909,470	0	$0
Envestnet Incorporated	2,546,800	138,000	50,200	2,634,600	135,049,596
Five Below Incorporated*	3,193,226	471,000	1,121,436	2,542,790	85,742,879
Fiesta Restaurant Group Incorporated	0	1,609,000	0	1,609,000	81,334,950
Fleetmatics Group plc*	2,214,300	0	2,025,260	189,040	8,616,443
Grand Canyon Education Incorporated	2,459,000	1,574,629	84,629	3,949,000	178,810,720

					$489,554,588

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 95.94%

Consumer Discretionary : 9.78%

Hotels, Restaurants & Leisure : 2.23%
Marriott International Incorporated Class A	337,776	$27,038,969

Media : 5.86%

The Walt Disney Company	359,055	39,036,460
Time Warner Incorporated	377,719	31,883,261

		70,919,721

Textiles, Apparel & Luxury Goods : 1.69%
Kering ADR	1,111,633	20,454,047

Consumer Staples : 10.20%

Beverages : 5.83%

Anheuser-Busch InBev NV ADR	273,067	32,778,963
Diageo plc ADR	107,223	11,903,897
PepsiCo Incorporated	271,917	25,864,745

		70,547,605

Food Products : 2.05%
Unilever NV ADR	572,041	24,872,343

Household Products : 2.32%
The Procter & Gamble Company	353,700	28,122,687

Energy : 9.18%

Energy Equipment & Services : 4.34%

FMC Technologies Incorporated †	545,543	24,058,446
Schlumberger Limited	300,966	28,474,395

		52,532,841

Oil, Gas & Consumable Fuels : 4.84%

BG Group plc ADR «	952,685	17,376,974
EOG Resources Incorporated	244,912	24,234,042
Occidental Petroleum Corporation	211,953	16,977,435

		58,588,451

Financials : 18.11%

Banks : 6.37%

BB&T Corporation	991,694	37,971,963
CIT Group Incorporated	255,990	11,527,230
SunTrust Banks Incorporated	665,894	27,634,601

		77,133,794

Capital Markets : 9.07%

Charles Schwab Corporation	669,980	20,434,390
Goldman Sachs Group Incorporated	192,402	37,791,601
Northern Trust Corporation	395,972	28,965,352
UBS Group AG «	1,124,988	22,578,509

		109,769,852

Consumer Finance : 0.22%
Synchrony Financial †	84,583	2,634,760

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund

Security name	Shares	Value

Insurance : 2.45%
Chubb Corporation	301,910	$29,692,849

Health Care : 12.21%

Health Care Equipment & Supplies : 2.55%
Abbott Laboratories	666,053	30,918,180

Health Care Providers & Services : 5.41%

Cigna Corporation	307,100	38,276,944
Express Scripts Holding Company †	314,758	27,195,091

		65,472,035

Pharmaceuticals : 4.25%

AbbVie Incorporated	413,225	26,719,129
Merck & Company Incorporated	415,741	24,761,534

		51,480,663

Industrials : 12.07%

Aerospace & Defense : 7.32%

Honeywell International Incorporated	296,300	29,902,596
Huntington Ingalls Industries Incorporated	188,294	24,777,607
The Boeing Company	237,099	33,985,771

		88,665,974

Air Freight & Logistics : 2.09%
United Parcel Service Incorporated Class B	251,297	25,262,887

Electrical Equipment : 2.66%
Sensata Technologies Holding NV †	583,086	32,192,178

Information Technology : 16.48%

Communications Equipment : 3.22%

Motorola Solutions Incorporated	351,949	21,028,953
QUALCOMM Incorporated	263,290	17,903,720

		38,932,673

IT Services : 2.38%
The Western Union Company	1,419,897	28,795,511

Semiconductors & Semiconductor Equipment : 2.06%
Texas Instruments Incorporated	460,348	24,955,465

Software : 4.94%

Microsoft Corporation	634,840	30,878,618
Oracle Corporation	664,185	28,971,750

		59,850,368

Technology Hardware, Storage & Peripherals : 3.88%

Apple Incorporated	208,638	26,111,046
EMC Corporation	775,497	20,868,624

		46,979,670

Materials : 1.88%

Chemicals : 1.88%
E.I. du Pont de Nemours & Company	311,851	22,827,493

2

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name			Shares	Value

Telecommunication Services : 2.00%

Diversified Telecommunication Services : 2.00%
Verizon Communications Incorporated			480,430	$24,232,889

Utilities : 4.03%

Electric Utilities : 4.03%

Eversource Energy			416,999	20,332,871
NextEra Energy Incorporated			281,998	28,462,058

				48,794,929

Total Common Stocks (Cost $886,595,867)				1,161,668,834

Short-Term Investments : 6.17%

		Yield

Investment Companies : 6.17%

Securities Lending Cash Investments, LLC (r)(u)(l)		0.12%	24,225,725	24,225,725
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11	50,508,947	50,508,947

Total Short-Term Investments (Cost $74,734,672)				74,734,672

Total investments in securities (Cost $961,330,539)*	102.11%			1,236,403,506

Other assets and liabilities, net	(2.11)			(25,563,099)

Total net assets	100.00%			$1,210,840,407

†	Non-income-earning security
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $961,613,786 and unrealized gains (losses) consists of:

Gross unrealized gains	$286,557,344
Gross unrealized losses	(11,767,624)

Net unrealized gains	$274,789,720

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$118,412,737	$0	$0	$118,412,737
Consumer staples	123,542,635	0	0	123,542,635
Energy	111,121,292	0	0	111,121,292
Financials	219,231,255	0	0	219,231,255
Health care	147,870,878	0	0	147,870,878
Industrials	146,121,039	0	0	146,121,039
Information technology	199,513,687	0	0	199,513,687
Materials	22,827,493	0	0	22,827,493
Telecommunication services	24,232,889	0	0	24,232,889
Utilities	48,794,929	0	0	48,794,929
Short-term investments
Investment companies	50,508,947	24,225,725	0	74,734,672

Total assets	$1,212,177,781	$24,225,725	$0	$1,236,403,506

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, common stocks with a market value of $17,376,974 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. At April 30, 2015, there were no transfers into/out of Level 3.

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 97.54%

Consumer Discretionary : 16.07%

Auto Components : 4.35%

Lear Corporation	97,416	$10,816,098
Magna International Incorporated	202,750	10,224,683

		21,040,781

Automobiles : 1.36%
Ford Motor Company	416,137	6,574,965

Media : 1.87%
Comcast Corporation Class A	156,457	9,036,956

Specialty Retail : 6.29%

Foot Locker Incorporated	164,508	9,780,001
Lowe’s Companies Incorporated	143,456	9,878,380
The Home Depot Incorporated	100,871	10,791,180

		30,449,561

Textiles, Apparel & Luxury Goods : 2.20%
Hanesbrands Incorporated	343,703	10,682,289

Consumer Staples : 6.36%

Food & Staples Retailing : 2.19%
CVS Health Corporation	106,703	10,594,541

Food Products : 4.17%

Archer Daniels Midland Company	194,352	9,499,926
Pinnacle Foods Incorporated	263,016	10,665,299

		20,165,225

Energy : 7.60%

Energy Equipment & Services : 1.31%
National Oilwell Varco Incorporated	116,723	6,350,898

Oil, Gas & Consumable Fuels : 6.29%

ConocoPhillips	101,994	6,927,432
Exxon Mobil Corporation	76,143	6,652,614
Valero Energy Corporation	139,557	7,940,793
Western Refining Incorporated	202,136	8,904,091

		30,424,930

Financials : 13.69%

Capital Markets : 5.82%

Ameriprise Financial Incorporated	72,227	9,048,599
Goldman Sachs Group Incorporated	50,249	9,869,909
Morgan Stanley	248,098	9,256,536

		28,175,044

Consumer Finance : 1.75%
Capital One Financial Corporation	104,953	8,485,450

Diversified Financial Services : 3.78%

Berkshire Hathaway Incorporated Class B †	64,806	9,151,255
Voya Financial Incorporated	216,204	9,154,077

		18,305,332

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Large Cap Core Fund

Security name	Shares	Value

Insurance : 2.34%
Lincoln National Corporation	199,993	$11,297,605

Health Care : 19.03%

Biotechnology : 6.01%

Amgen Incorporated	57,361	9,057,876
Biogen Idec Incorporated †	26,042	9,737,885
Gilead Sciences Incorporated †	102,279	10,280,062

		29,075,823

Health Care Providers & Services : 11.21%

Aetna Incorporated	104,496	11,167,488
AmerisourceBergen Corporation	97,792	11,177,626
Centene Corporation †	181,989	11,281,498
McKesson Corporation	51,213	11,440,984
UnitedHealth Group Incorporated	82,261	9,163,875

		54,231,471

Pharmaceuticals : 1.81%
Merck & Company Incorporated	147,129	8,763,003

Industrials : 9.91%

Aerospace & Defense : 4.60%

Northrop Grumman Corporation	67,430	10,386,917
Spirit AeroSystems Holdings Incorporated Class A †	233,323	11,873,807

		22,260,724

Airlines : 4.17%

Delta Air Lines Incorporated	234,425	10,464,732
Southwest Airlines Company	239,384	9,709,415

		20,174,147

Machinery : 1.14%
Trinity Industries Incorporated	203,036	5,500,245

Information Technology : 22.97%

Communications Equipment : 3.50%

ARRIS Group Incorporated †	243,220	8,190,434
Cisco Systems Incorporated	302,978	8,734,856

		16,925,290

Internet Software & Services : 1.77%
Tessera Technologies Incorporated	236,913	8,554,928

IT Services : 2.18%
DST Systems Incorporated	91,776	10,561,582

Semiconductors & Semiconductor Equipment : 5.72%

Intel Corporation	250,482	8,153,189
Micron Technology Incorporated †	330,524	9,297,640
Skyworks Solutions Incorporated	111,161	10,254,602

		27,705,431

Software : 5.72%

Electronic Arts Incorporated †	168,448	9,785,144
Microsoft Corporation	205,376	9,989,489

2

Wells Fargo Advantage Large Cap Core Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name			Shares	Value

Software (continued)

Oracle Corporation			180,733	$7,883,573

				27,658,206

Technology Hardware, Storage & Peripherals : 4.08%

Apple Incorporated			96,313	12,053,572
SanDisk Corporation			114,602	7,671,459

				19,725,031

Materials : 1.91%

Chemicals : 1.91%
The Dow Chemical Company			181,143	9,238,293

Total Common Stocks (Cost $395,455,848)				471,957,751

Short-Term Investments : 1.66%

		Yield

Investment Companies : 1.66%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	8,049,545	8,049,545

Total Short-Term Investments (Cost $8,049,545)				8,049,545

Total investments in securities (Cost $403,505,393)*	99.20%			480,007,296

Other assets and liabilities, net	0.80			3,853,554

Total net assets	100.00%			$483,860,850

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $403,537,738 and unrealized gains (losses) consists of:

Gross unrealized gains	$85,421,445
Gross unrealized losses	(8,951,887)

Net unrealized gains	$76,469,558

3

Wells Fargo Advantage Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$77,784,552	$0	$0	$77,784,552
Consumer staples	30,759,766	0	0	30,759,766
Energy	36,775,828	0	0	36,775,828
Financials	66,263,431	0	0	66,263,431
Health care	92,070,297	0	0	92,070,297
Industrials	47,935,116	0	0	47,935,116
Information technology	111,130,468	0	0	111,130,468
Materials	9,238,293	0	0	9,238,293
Short-term investments
Investment companies	8,049,545	0	0	8,049,545

Total assets	$480,007,296	$0	$0	$480,007,296

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 99.30%

Consumer Discretionary : 25.55%

Auto Components : 0.52%
Delphi Automotive plc	100,000	$8,300,000

Hotels, Restaurants & Leisure : 6.30%

Chipotle Mexican Grill Incorporated †	41,000	25,474,940
Hilton Worldwide Holdings Incorporated †	400,000	11,584,000
Marriott International Incorporated Class A	290,000	23,214,500
Starbucks Corporation	595,000	29,500,100
Wynn Resorts Limited	107,000	11,884,490

		101,658,030

Internet & Catalog Retail : 2.99%

Amazon.com Incorporated †	61,000	25,728,580
Netflix Incorporated †	16,000	8,904,000
The Priceline Group Incorporated †	11,000	13,615,910

		48,248,490

Media : 2.83%

CBS Corporation Class B	282,000	17,520,660
The Walt Disney Company	259,000	28,158,480

		45,679,140

Multiline Retail : 3.79%

Dollar Tree Incorporated †	520,000	39,733,200
Nordstrom Incorporated	283,000	21,383,480

		61,116,680

Specialty Retail : 5.19%

CarMax Incorporated †	429,000	29,219,190
O’Reilly Automotive Incorporated †	120,000	26,139,600
Tractor Supply Company	330,000	28,399,800

		83,758,590

Textiles, Apparel & Luxury Goods : 3.93%

Nike Incorporated Class B	338,000	33,407,920
VF Corporation	415,000	30,058,450

		63,466,370

Consumer Staples : 3.95%

Food & Staples Retailing : 2.10%

Costco Wholesale Corporation	225,000	32,186,250
Whole Foods Market Incorporated	34,000	1,623,840

		33,810,090

Household Products : 0.77%
Colgate-Palmolive Company	185,000	12,446,800

Personal Products : 1.08%
The Estee Lauder Companies Incorporated Class A	215,000	17,477,350

Energy : 4.80%

Energy Equipment & Services : 1.26%
Schlumberger Limited	215,000	20,341,150

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name	Shares	Value

Oil, Gas & Consumable Fuels : 3.54%

Concho Resources Incorporated †	226,000	$28,625,160
EOG Resources Incorporated	34,000	3,364,300
Pioneer Natural Resources Company	145,000	25,053,100

		57,042,560

Financials : 5.08%

Capital Markets : 2.30%

Ameriprise Financial Incorporated	88,000	11,024,640
TD Ameritrade Holding Corporation	719,000	26,063,750

		37,088,390

Consumer Finance : 2.25%

American Express Company	223,000	17,271,350
Discover Financial Services	330,000	19,130,100

		36,401,450

REITs : 0.53%
American Tower Corporation	90,000	8,507,700

Health Care : 15.92%

Biotechnology : 8.82%

Alexion Pharmaceuticals Incorporated †	224,000	37,907,520
Biogen Incorporated †	73,960	27,655,863
Celgene Corporation †	221,000	23,881,260
Gilead Sciences Incorporated †	230,000	23,117,300
Regeneron Pharmaceuticals Incorporated †	65,000	29,734,900

		142,296,843

Health Care Equipment & Supplies : 1.21%

Intuitive Surgical Incorporated †	10,000	4,959,800
Medtronic plc	195,148	14,528,769

		19,488,569

Health Care Providers & Services : 1.42%
AmerisourceBergen Corporation	200,050	22,865,715

Health Care Technology : 1.60%
Cerner Corporation †	360,000	25,851,600

Life Sciences Tools & Services : 0.29%
Quintiles Transnational Holdings Incorporated †	72,000	4,743,360

Pharmaceuticals : 2.58%

Actavis plc †	46,125	13,046,918
Mylan NV †	73,000	5,274,980
Perrigo Company plc	127,000	23,276,560

		41,598,458

Industrials : 10.66%

Aerospace & Defense : 1.98%

The Boeing Company	129,000	18,490,860
United Technologies Corporation	118,690	13,500,988

		31,991,848

Airlines : 0.71%
Southwest Airlines Company	282,000	11,437,920

2

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Industrial Conglomerates : 1.99%

3M Company	135,000	$21,112,650
Danaher Corporation	133,240	10,909,691

		32,022,341

Road & Rail : 4.66%

Canadian Pacific Railway Limited	45,000	8,576,100
Kansas City Southern	141,680	14,520,783
Norfolk Southern Corporation	127,000	12,807,950
Union Pacific Corporation	369,000	39,198,870

		75,103,703

Trading Companies & Distributors : 1.32%
W.W. Grainger Incorporated	86,000	21,364,980

Information Technology : 29.61%

Communications Equipment : 0.99%
QUALCOMM Incorporated	235,080	15,985,440

Internet Software & Services : 8.11%

Akamai Technologies Incorporated †	198,000	14,608,440
Facebook Incorporated Class A †	579,000	45,607,830
Google Incorporated Class A †	67,000	36,767,590
Google Incorporated Class C †	63,173	33,945,345

		130,929,205

IT Services : 6.57%

Accenture plc	145,000	13,434,250
Alliance Data Systems Corporation †	94,000	27,947,140
MasterCard Incorporated Class A	415,000	37,437,150
Visa Incorporated Class A	412,000	27,212,600

		106,031,140

Semiconductors & Semiconductor Equipment : 3.37%

ARM Holdings plc ADR	305,000	15,551,950
Microchip Technology Incorporated «	475,000	22,636,125
Texas Instruments Incorporated	300,000	16,263,000

		54,451,075

Software : 7.09%

Adobe Systems Incorporated †	177,000	13,462,620
Microsoft Corporation	813,000	39,544,318
Salesforce.com Incorporated †	362,000	26,360,840
ServiceNow Incorporated †	248,300	18,587,738
Splunk Incorporated †	194,000	12,870,930
VMware Incorporated †	40,000	3,524,000

		114,350,446

Technology Hardware, Storage & Peripherals : 3.48%
Apple Incorporated	448,090	56,078,464

Materials : 3.73%

Chemicals : 3.73%

Ecolab Incorporated	192,760	21,585,265
Monsanto Company	89,000	10,142,440
Praxair Incorporated	234,000	28,531,620

		60,259,325

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name		Yield	Shares	Value

Total Common Stocks (Cost $1,030,953,643)				$1,602,193,222

Short-Term Investments : 1.20%

Investment Companies : 1.20%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.12%	10,052,250	10,052,250
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11	9,367,814	9,367,814

Total Short-Term Investments (Cost $19,420,064)				19,420,064

Total investments in securities (Cost $1,050,373,707)*	100.50%			1,621,613,286

Other assets and liabilities, net	(0.50)			(8,122,417)

Total net assets	100.00%			$1,613,490,869

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,051,814,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$575,275,205
Gross unrealized losses	(5,476,733)

Net unrealized gains	$569,798,472

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$412,227,300	$0	$0	$412,227,300
Consumer staples	63,734,240	0	0	63,734,240
Energy	77,383,710	0	0	77,383,710
Financials	81,997,540	0	0	81,997,540
Health care	256,844,545	0	0	256,844,545
Industrials	171,920,792	0	0	171,920,792
Information technology	477,825,770	0	0	477,825,770
Materials	60,259,325	0	0	60,259,325
Short-term investments
Investment companies	9,367,814	10,052,250	0	19,420,064

Total assets	$1,611,561,036	$10,052,250	$0	$1,621,613,286

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 96.95%

Consumer Discretionary : 8.90%

Auto Components : 0.82%
BorgWarner Incorporated	40,392	$2,391,206

Automobiles : 0.98%
Ford Motor Company	179,874	2,842,009

Hotels, Restaurants & Leisure : 1.63%
Norwegian Cruise Line Holdings Limited †	97,984	4,753,204

Household Durables : 1.18%
Newell Rubbermaid Incorporated	89,820	3,424,837

Leisure Products : 1.06%
Mattel Incorporated	109,951	3,096,220

Media : 2.42%

Gannett Company Incorporated	39,936	1,370,604
The Walt Disney Company	15,603	1,696,358
Viacom Incorporated Class B	56,963	3,956,080

		7,023,042

Textiles, Apparel & Luxury Goods : 0.81%
PVH Corporation	22,761	2,352,349

Consumer Staples : 5.71%

Food & Staples Retailing : 3.18%

CVS Health Corporation	77,118	7,657,046
Rite Aid Corporation †	204,476	1,576,510

		9,233,556

Food Products : 0.93%
TreeHouse Foods Incorporated †	33,413	2,715,140

Household Products : 1.18%
The Procter & Gamble Company	43,064	3,424,019

Personal Products : 0.42%
Herbalife Limited «†	29,357	1,218,903

Energy : 10.62%

Energy Equipment & Services : 1.82%
Baker Hughes Incorporated	77,217	5,286,276

Oil, Gas & Consumable Fuels : 8.80%

Chevron Corporation	31,066	3,450,190
ConocoPhillips Company	66,896	4,543,576
Exxon Mobil Corporation	42,193	3,686,402
Marathon Oil Corporation	201,297	6,260,337
Noble Energy Incorporated	49,353	2,503,184
Valero Energy Corporation	64,849	3,689,908
Whiting Petroleum Corporation †	40,025	1,468,573

		25,602,170

Financials : 28.59%

Banks : 11.59%

Bank of America Corporation	224,643	3,578,563
BOK Financial Corporation	63,240	4,122,616

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name	Shares	Value

Banks (continued)

Citigroup Incorporated	72,764	$3,879,776
First Republic Bank	92,607	5,398,062
JPMorgan Chase & Company	129,301	8,179,581
KeyCorp	383,983	5,548,554
SunTrust Banks Incorporated	72,343	3,002,235

		33,709,387

Capital Markets : 2.96%

Ameriprise Financial Incorporated	43,048	5,393,053
Goldman Sachs Group Incorporated	16,389	3,219,127

		8,612,180

Consumer Finance : 1.01%
Capital One Financial Corporation	36,326	2,936,957

Insurance : 7.41%

ACE Limited	24,939	2,668,224
American International Group Incorporated	131,524	7,403,486
Endurance Specialty Holdings Limited	61,441	3,709,808
MetLife Incorporated	94,339	4,838,647
The Hartford Financial Services Group Incorporated	71,457	2,913,302

		21,533,467

REITs : 5.62%

Alexandria Real Estate Equities Incorporated	66,053	6,101,976
American Realty Capital Properties Incorporated	345,840	3,122,935
Equity Residential	58,417	4,314,680
LaSalle Hotel Properties	76,668	2,812,949

		16,352,540

Health Care : 13.42%

Biotechnology : 0.85%
Gilead Sciences Incorporated †	24,512	2,463,701

Health Care Equipment & Supplies : 1.20%
Medtronic plc	46,796	3,483,962

Health Care Providers & Services : 3.27%

Cigna Corporation	51,389	6,405,125
HCA Holdings Incorporated †	42,135	3,118,411

		9,523,536

Life Sciences Tools & Services : 1.14%
PerkinElmer Incorporated	64,688	3,315,907

Pharmaceuticals : 6.96%

AbbVie Incorporated	49,779	3,218,710
Johnson & Johnson	26,874	2,665,901
Merck & Company Incorporated	58,257	3,469,787
Novartis AG ADR	34,828	3,545,490
Pfizer Incorporated	216,200	7,335,666

		20,235,554

Industrials : 11.60%

Aerospace & Defense : 0.70%
Raytheon Company	19,445	2,022,280

Airlines : 0.45%
United Continental Holdings Incorporated †	22,003	1,314,459

2

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies : 1.26%
West Corporation	118,088	$3,654,824

Electrical Equipment : 0.99%
Eaton Corporation plc	41,753	2,869,684

Industrial Conglomerates : 1.41%
General Electric Company	151,960	4,115,077

Machinery : 3.39%

Crane Company	32,216	1,968,720
Oshkosh Corporation	91,807	4,942,889
Stanley Black & Decker Incorporated	29,883	2,949,452

		9,861,061

Marine : 0.81%
Kirby Corporation †	30,099	2,363,674

Road & Rail : 1.53%

AMERCO	5,075	1,634,353
Con-way Incorporated	68,783	2,826,981

		4,461,334

Trading Companies & Distributors : 1.06%
WESCO International Incorporated †	42,667	3,077,997

Information Technology : 9.70%

Communications Equipment : 0.98%
Cisco Systems Incorporated	99,113	2,857,428

Electronic Equipment, Instruments & Components : 1.85%

Synnex Corporation	49,214	3,764,871
TE Connectivity Limited	24,104	1,604,121

		5,368,992

Internet Software & Services : 1.61%

Google Incorporated Class C †	5,293	2,844,404
Yahoo! Incorporated †	43,277	1,842,086

		4,686,490

Semiconductors & Semiconductor Equipment : 2.23%

NXP Semiconductors NV †	43,479	4,179,201
Skyworks Solutions Incorporated	24,975	2,303,944

		6,483,145

Technology Hardware, Storage & Peripherals : 3.03%

Apple Incorporated	24,810	3,104,972
NCR Corporation †	157,899	4,332,749
Seagate Technology plc	23,489	1,379,274

		8,816,995

Materials : 3.05%

Chemicals : 0.62%
Cabot Corporation	41,982	1,794,311

Containers & Packaging : 1.12%
Crown Holdings Incorporated †	60,233	3,268,243

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name			Shares	Value

Metals & Mining : 0.69%
United States Steel Corporation «			83,430	$2,003,989

Paper & Forest Products : 0.62%
International Paper Company			33,523	1,800,856

Telecommunication Services : 1.77%

Diversified Telecommunication Services : 1.77%

CenturyLink Incorporated			55,707	2,003,224
Verizon Communications Incorporated			62,175	3,136,107

				5,139,331

Utilities : 3.59%

Electric Utilities : 2.81%

Duke Energy Corporation			53,432	4,144,720
The Southern Company			90,985	4,030,636

				8,175,356

Gas Utilities : 0.78%
Atmos Energy Corporation			41,835	2,259,090

Total Common Stocks (Cost $222,579,894)				281,924,738

Short-Term Investments : 4.20%

		Yield

Investment Companies : 4.20%

Securities Lending Cash Investments, LLC (r)(u)(l)		0.12%	3,150,875	3,150,875
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.11	9,061,567	9,061,567

Total Short-Term Investments (Cost $12,212,442)				12,212,442

Total investments in securities (Cost $234,792,336)*	101.15%			294,137,180

Other assets and liabilities, net	(1.15)			(3,340,579)

Total net assets	100.00%			$290,796,601

†	Non-income-earning security
«	All or a portion of this security is on loan.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $237,725,579 and unrealized gains (losses) consists of:

Gross unrealized gains	$63,490,739
Gross unrealized losses	(7,079,138)

Net unrealized gains	$56,411,601

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$25,882,867	$0	$0	$25,882,867
Consumer staples	16,591,618	0	0	16,591,618
Energy	30,888,446	0	0	30,888,446
Financials	83,144,531	0	0	83,144,531
Health care	39,022,660	0	0	39,022,660
Industrials	33,740,390	0	0	33,740,390
Information technology	28,213,050	0	0	28,213,050
Materials	8,867,399	0	0	8,867,399
Telecommunication services	5,139,331	0	0	5,139,331
Utilities	10,434,446	0	0	10,434,446
Short-term investments
Investment companies	9,061,567	3,150,875	0	12,212,442

Total assets	$290,986,305	$3,150,875	$0	$294,137,180

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 98.39%

Consumer Discretionary : 19.86%

Auto Components : 1.14%
Delphi Automotive plc	135,100	$11,213,300

Diversified Consumer Services : 1.77%
ServiceMaster Global Holdings Incorporated †	502,100	17,352,576

Hotels, Restaurants & Leisure : 2.12%

Chipotle Mexican Grill Incorporated †	17,300	10,749,182
Hilton Worldwide Holdings Incorporated †	348,756	10,099,974

		20,849,156

Household Durables : 1.43%

Harman International Industries Incorporated	18,500	2,398,754
Jarden Corporation †	226,400	11,587,152

		13,985,906

Internet & Catalog Retail : 2.83%
Amazon.com Incorporated †	65,900	27,795,302

Media : 3.42%

Liberty Global plc Class C †	385,825	19,464,871
Time Warner Incorporated	166,600	14,062,706

		33,527,577

Specialty Retail : 4.06%

Lowe’s Companies Incorporated	181,000	12,463,660
The Home Depot Incorporated	170,400	18,229,392
Williams-Sonoma Incorporated	123,700	9,095,661

		39,788,713

Textiles, Apparel & Luxury Goods : 3.09%

Carter’s Incorporated	150,400	15,018,944
Under Armour Incorporated Class A †	197,300	15,300,615

		30,319,559

Consumer Staples : 2.28%

Beverages : 1.40%
Constellation Brands Incorporated Class A †	119,000	13,796,860

Food & Staples Retailing : 0.88%
Sprouts Farmers Market Incorporated †	269,380	8,616,119

Energy : 2.93%

Oil, Gas & Consumable Fuels : 2.93%

Cheniere Energy Incorporated †	96,700	7,396,583
Pioneer Natural Resources Company	103,486	17,880,311
Sanchez Energy Corporation †«	232,801	3,419,847

		28,696,741

Financials : 11.15%

Capital Markets : 4.91%

Affiliated Managers Group Incorporated †	71,572	16,184,576
Raymond James Financial Incorporated	249,995	14,132,217

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name	Shares	Value

Capital Markets (continued)

SEI Investments Company	391,900	$17,894,154

		48,210,947

Diversified Financial Services : 4.30%

IntercontinentalExchange Incorporated	90,300	20,275,059
McGraw Hill Financial Incorporated	209,900	21,892,570

		42,167,629

Real Estate Management & Development : 1.94%

CBRE Group Incorporated Class A †	345,800	13,257,972
The Howard Hughes Corporation †	38,900	5,775,483

		19,033,455

Health Care : 18.56%

Biotechnology : 6.06%

Biogen Idec Incorporated †	53,000	19,818,290
Celgene Corporation †	136,700	14,771,802
Gilead Sciences Incorporated †	96,098	9,658,810
Medivation Incorporated †	62,699	7,570,277
Vertex Pharmaceuticals Incorporated †	62,100	7,655,688

		59,474,867

Health Care Providers & Services : 5.43%

Community Health Systems Incorporated †	246,700	13,242,856
DaVita HealthCare Partners Incorporated †	137,200	11,126,920
Envision Healthcare Holdings Incorporated †	344,322	13,070,463
McKesson Corporation	70,800	15,816,720

		53,256,959

Pharmaceuticals : 7.07%

Bristol-Myers Squibb Company	167,500	10,674,775
Catalent Incorporated †	280,007	8,055,801
Eli Lilly & Company	87,000	6,252,690
Endo International plc †	156,900	13,189,799
Perrigo Company plc	27,500	5,040,200
Shire plc ADR	51,400	12,516,414
Zoetis Incorporated	308,000	13,681,360

		69,411,039

Industrials : 8.93%

Airlines : 1.31%
Delta Air Lines Incorporated	286,800	12,802,752

Industrial Conglomerates : 1.69%
Carlisle Companies Incorporated	171,300	16,530,450

Machinery : 2.59%

Allison Transmission Holdings Incorporated	165,900	5,089,812
Proto Labs Incorporated †«	135,502	9,485,140
Wabtec Corporation	115,600	10,872,180

		25,447,132

Road & Rail : 3.34%

Old Dominion Freight Line Incorporated †	195,370	13,896,668
Union Pacific Corporation	178,000	18,908,940

		32,805,608

2

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Information Technology : 29.56%

Communications Equipment : 1.10%
Palo Alto Networks Incorporated †	73,206	$10,813,990

Electronic Equipment, Instruments & Components : 2.33%

Cognex Corporation †	237,800	10,674,842
TE Connectivity Limited	182,900	12,171,995

		22,846,837

Internet Software & Services : 8.42%

Akamai Technologies Incorporated †	207,000	15,272,460
Facebook Incorporated Class A †	337,200	26,561,244
Google Incorporated Class A †	27,500	15,091,175
Google Incorporated Class C †	31,386	16,864,910
LinkedIn Corporation Class A †	35,100	8,849,763

		82,639,552

IT Services : 5.18%

Alliance Data Systems Corporation †	57,300	17,035,863
Vantiv Incorporated Class A †	258,974	10,125,883
Visa Incorporated Class A	358,304	23,665,979

		50,827,725

Semiconductors & Semiconductor Equipment : 0.85%
Micron Technology Incorporated †	295,100	8,301,163

Software : 4.15%

Mobileye NV †«	114,000	5,114,040
Salesforce.com Incorporated †	65,400	4,762,428
ServiceNow Incorporated †	156,700	11,730,562
Tableau Software Incorporated Class A †	82,100	8,032,664
Workday Incorporated Class A †	121,600	11,091,136

		40,730,830

Technology Hardware, Storage & Peripherals : 7.53%

Apple Incorporated	495,400	61,999,310
Western Digital Corporation	121,700	11,894,958

		73,894,268

Materials : 2.42%

Chemicals : 1.42%
Axalta Coating Systems Limited †	454,000	13,928,720

Construction Materials : 1.00%
Vulcan Materials Company	115,100	9,843,352

Telecommunication Services : 2.70%

Diversified Telecommunication Services : 1.16%
Level 3 Communications Incorporated †	204,300	11,428,542

Wireless Telecommunication Services : 1.54%
SBA Communications Corporation Class A †	130,302	15,091,579

Total Common Stocks (Cost $761,692,343)		965,429,205

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name		Yield	Shares	Value

Short-Term Investments : 2.29%

Investment Companies : 2.29%

Securities Lending Cash Investments, LLC (l)(r)(u)		0.12%	11,575,965	$11,575,965
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11	10,859,423	10,859,423

Total Short-Term Investments (Cost $22,435,388)				22,435,388

Total investments in securities (Cost $784,127,731)*	100.68%			987,864,593

Other assets and liabilities, net	(0.68)			(6,633,070)

Total net assets	100.00%			$981,231,523

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $785,393,449 and unrealized gains (losses) consists of:

Gross unrealized gains	$215,805,168
Gross unrealized losses	(13,334,024)

Net unrealized gains	$202,471,144

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$194,832,089	$0	$0	$194,832,089
Consumer staples	22,412,979	0	0	22,412,979
Energy	28,696,741	0	0	28,696,741
Financials	109,412,031	0	0	109,412,031
Health care	182,142,865	0	0	182,142,865
Industrials	87,585,942	0	0	87,585,942
Information technology	290,054,365	0	0	290,054,365
Materials	23,772,072	0	0	23,772,072
Telecommunication services	26,520,121	0	0	26,520,121
Short-term investments
Investment companies	10,859,423	11,575,965	0	22,435,388

Total assets	$976,288,628	$11,575,965	$0	$987,864,593

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Common Stocks : 99.48%

Consumer Discretionary : 19.87%

Auto Components : 1.17%

BorgWarner Incorporated	343,260	$20,320,992
Delphi Automotive plc	520,990	43,242,170

		63,563,162

Distributors : 1.41%
LKQ Corporation †	2,821,520	76,378,546

Hotels, Restaurants & Leisure : 3.26%

Chipotle Mexican Grill Incorporated †	111,910	69,534,159
Starbucks Corporation	2,164,380	107,309,960

		176,844,119

Internet & Catalog Retail : 2.41%

Amazon.com Incorporated †	194,050	81,846,409
The Priceline Group Incorporated †	39,438	48,816,751

		130,663,160

Media : 2.84%

Charter Communication Incorporated †	84,000	15,713,040
Comcast Corporation Class A	794,500	45,890,320
The Walt Disney Company	850,500	92,466,360

		154,069,720

Multiline Retail : 2.43%
Dollar Tree Incorporated †	1,728,110	132,044,885

Specialty Retail : 4.35%

CarMax Incorporated †	1,378,690	93,902,576
TJX Companies Incorporated	673,000	43,435,420
Tractor Supply Company	1,148,880	98,872,613

		236,210,609

Textiles, Apparel & Luxury Goods : 2.00%

Nike Incorporated Class B	446,390	44,121,188
Under Armour Incorporated Class A †	616,220	47,787,861
VF Corporation	228,500	16,550,255

		108,459,304

Consumer Staples : 5.93%

Beverages : 0.90%
The Coca-Cola Company	1,208,000	48,996,480

Food & Staples Retailing : 3.78%

Costco Wholesale Corporation	449,790	64,342,460
CVS Health Corporation	509,500	50,588,255
Sprouts Farmers Market Incorporated †	2,261,832	72,344,697
Whole Foods Market Incorporated	370,500	17,695,080

		204,970,492

Household Products : 0.49%
Colgate-Palmolive Company	398,000	26,777,440

Personal Products : 0.76%
The Estee Lauder Companies Incorporated Class A	507,190	41,229,475

1

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value

Energy : 4.67%

Energy Equipment & Services : 0.65%
Schlumberger Limited	372,470	$35,239,387

Oil, Gas & Consumable Fuels : 4.02%

Concho Resources Incorporated †	861,710	109,144,189
EOG Resources Incorporated	411,500	40,717,925
Pioneer Natural Resources Company	394,570	68,173,805

		218,035,919

Financials : 5.78%

Capital Markets : 3.02%

Ameriprise Financial Incorporated	487,220	61,038,922
TD Ameritrade Holding Corporation	2,832,000	102,660,000

		163,698,922

Consumer Finance : 1.97%

American Express Company	638,200	49,428,590
Discover Financial Services	989,390	57,354,938

		106,783,528

REITs : 0.79%
American Tower Corporation	456,000	43,105,680

Health Care : 19.55%

Biotechnology : 10.24%

Alexion Pharmaceuticals Incorporated †	940,990	159,243,738
Biogen Idec Incorporated †	223,540	83,588,312
BioMarin Pharmaceutical Incorporated †	175,550	19,670,378
Celgene Corporation †	606,218	65,507,917
Gilead Sciences Incorporated †	630,130	63,334,366
Incyte Corporation †	159,500	15,497,020
Medivation Incorporated †	370,000	44,673,800
Regeneron Pharmaceuticals Incorporated †	227,630	104,131,620

		555,647,151

Health Care Equipment & Supplies : 1.32%

Intuitive Surgical Incorporated †	33,000	16,367,340
Medtronic plc	743,902	55,383,504

		71,750,844

Health Care Providers & Services : 2.64%

AmerisourceBergen Corporation	682,400	77,998,320
Envision Healthcare Holdings Incorporated †	1,161,704	44,098,284
McKesson Corporation	96,500	21,558,100

		143,654,704

Health Care Technology : 1.78%

Cerner Corporation †	1,259,140	90,418,843
Inovalon Holdings Incorporated †	246,549	6,225,362

		96,644,205

Life Sciences Tools & Services : 1.52%

Mettler-Toledo International Incorporated †	159,720	50,632,837
Quintiles Transnational Holdings Incorporated †	484,797	31,938,426

		82,571,263

2

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — April 30, 2015 (unaudited)

Security name	Shares	Value

Pharmaceuticals : 2.05%

Actavis plc †	166,070	$46,974,560
Perrigo Company plc	349,880	64,126,006

		111,100,566

Industrials : 12.83%

Aerospace & Defense : 1.60%

The Boeing Company	299,660	42,953,264
United Technologies Corporation	384,100	43,691,375

		86,644,639

Air Freight & Logistics : 1.17%
United Parcel Service Incorporated Class B	632,140	63,549,034

Airlines : 0.91%
Southwest Airlines Company	1,218,660	49,428,850

Commercial Services & Supplies : 0.37%
Tyco International plc	511,000	20,123,180

Electrical Equipment : 0.58%
Rockwell Automation Incorporated	267,500	31,725,500

Industrial Conglomerates : 0.68%
Danaher Corporation	449,230	36,782,952

Machinery : 0.03%
Pentair plc	27,000	1,678,050

Road & Rail : 7.13%

Canadian Pacific Railway Limited	195,500	37,258,390
CSX Corporation	1,586,500	57,256,785
Kansas City Southern	986,900	101,147,381
Norfolk Southern Corporation	535,840	54,039,464
Union Pacific Corporation	1,290,640	137,104,687

		386,806,707

Trading Companies & Distributors : 0.36%
W.W. Grainger Incorporated	80,000	19,874,400

Information Technology : 27.94%

Communications Equipment : 2.13%

Cisco Systems Incorporated	1,481,500	42,711,645
F5 Networks Incorporated †	145,000	17,692,900
QUALCOMM Incorporated	815,480	55,452,640

		115,857,185

Internet Software & Services : 7.57%

Akamai Technologies Incorporated †	1,298,710	95,818,824
Facebook Incorporated Class A †	1,506,990	118,705,602
Google Incorporated Class A †	222,720	122,222,054
Google Incorporated Class C †	138,098	74,205,601

		410,952,081

IT Services : 6.50%

Accenture plc	603,000	55,867,950
Alliance Data Systems Corporation †	367,780	109,344,672
MasterCard Incorporated Class A	1,142,800	103,091,988

3

Portfolio of investments — April 30, 2015 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name			Shares	Value

IT Services (continued)

Visa Incorporated Class A			1,274,960	$84,211,108

				352,515,718

Semiconductors & Semiconductor Equipment : 3.90%

ARM Holdings plc ADR			1,019,500	51,984,305
Broadcom Corporation Class A			247,500	10,907,962
Microchip Technology Incorporated			2,503,170	119,288,566
Texas Instruments Incorporated			544,000	29,490,240

				211,671,073

Software : 4.55%

Adobe Systems Incorporated †			533,000	40,539,980
Microsoft Corporation			1,081,000	52,579,840
Salesforce.com Incorporated †			684,950	49,878,059
ServiceNow Incorporated †			432,500	32,376,950
Splunk Incorporated †			541,000	35,892,645
Tableau Software Incorporated Class A †			233,000	22,796,720
VMware Incorporated †			145,500	12,818,550

				246,882,744

Technology Hardware, Storage & Peripherals : 3.29%
Apple Incorporated			1,425,160	178,358,774

Materials : 2.91%

Chemicals : 2.91%

Airgas Incorporated			168,800	17,096,064
Ecolab Incorporated			327,500	36,673,450
Monsanto Company			276,340	31,491,706
Praxair Incorporated			595,600	72,621,509

				157,882,729

Total Common Stocks (Cost $3,639,508,000)				5,399,173,177

		Yield

Short-Term Investments : 0.82%

Investment Companies : 0.82%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	44,612,834	44,612,834

Total Short-Term Investments (Cost $44,612,834)				44,612,834

Total investments in securities (Cost $3,684,120,834)*	100.30%			5,443,786,011

Other assets and liabilities, net	(0.30)			(16,530,676)

Total net assets	100.00%			$5,427,255,335

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $3,692,220,822 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,771,058,712
Gross unrealized losses	(19,493,523)

Net unrealized gains	$1,751,565,189

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

4

Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,078,233,505	$0	$0	$1,078,233,505
Consumer staples	321,973,887	0	0	321,973,887
Energy	253,275,306	0	0	253,275,306
Financials	313,588,130	0	0	313,588,130
Health care	1,061,368,733	0	0	1,061,368,733
Industrials	696,613,312	0	0	696,613,312
Information technology	1,516,237,575	0	0	1,516,237,575
Materials	157,882,729	0	0	157,882,729
Short-term investments
Investment companies	44,612,834	0	0	44,612,834

Total assets	$5,443,786,011	$0	$0	$5,443,786,011

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	June 25, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	June 25, 2015